UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10267

GPS Funds I
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520
(Address of principal executive offices) (Zip code)

Patrick R Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520
(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2026

Date of reporting period: April 1 2025 through September 30, 2025

Item 1. Reports to Stockholders.

(a)

GuideMark Core Fixed Income Fund
Service Shares | GMCOX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the GuideMark Core Fixed Income Fund (the “Fund”) for the period of  April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$48	0.94%
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,010,578
Number of Holdings	895
Portfolio Turnover	107%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)1

Top 10 Issuers	(%)[2]
U.S. Treasury Notes	21.9%
Federal National Mortgage Association	20.7%
U.S. Treasury Bonds	13.9%
Government National Mortgage Association	5.7%
Federal Home Loan Mortgage Corp.	3.7%
JPMorgan U.S. Government Money Market Fund	1.1%
Pretium Mortgage Credit Partners LLC	1.0%
JPMorgan Chase & Co.	0.8%
Mexico Government International Bond	0.8%
Progress Residential Trust	0.8%

Security Type	(%)
U.S. Treasury Securities	36.1%
Mortgage-Backed Securities	30.3%
Corporate Obligations	24.5%
Collateralized Mortgage Obligations	13.0%
Asset-Backed Securities	5.5%
Foreign Government Debt Obligations	1.6%
Money Market Funds	1.1%
Municipal Bonds	0.8%
Investments Purchased with Proceeds from Securities Lending	0.3%
Cash & Other	-13.2%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
GuideMark Core Fixed Income Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-SAR-36191K868

GuideMark Emerging Markets Fund
Service Shares | GMLVX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the GuideMark Emerging Markets Fund (the “Fund”) for the period of  April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$77	1.38%
*	Expense ratio is annualized. Reflects contractual and voluntary fee waivers and/or expense reimbursements, as well as the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$56,597,187
Number of Holdings	368
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)1

Top 10 Issuers	(%)[2]
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	5.6%
Alibaba Group Holding Ltd.	3.7%
Samsung Electronics Co. Ltd.	3.0%
iShares MSCI Saudi Arabia ETF	2.5%
iShares Core MSCI Emerging Markets ETF	2.4%
SK Hynix, Inc.	1.7%
China Construction Bank Corp.	1.1%
Xiaomi Corp.	1.1%
HDFC Bank Ltd.	1.0%

Top Sectors	(%)[3]
Financials	27.7%
Information Technology	22.4%
Consumer Discretionary	13.3%
Communication Services	12.0%
Consumer Staples	5.1%
Materials	3.9%
Industrials	3.6%
Health Care	3.0%
Energy	2.8%
Cash & Other	6.2%

Top Ten Countries	(%)
China	29.9%
Taiwan	15.6%
South Korea	12.2%
India	12.0%
United States	7.8%
South Africa	3.9%
Brazil	3.7%
Mexico	2.6%
Poland	2.1%
Cash & Other	10.2%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
GuideMark Emerging Markets Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-SAR-36191K306

GuideMark Large Cap Core Fund
Service Shares | GMLGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the GuideMark Large Cap Core Fund (the “Fund”) for the period of  April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$47	0.86%
*	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$670,446,069
Number of Holdings	423
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)1

Top 10 Issuers	(%)[2]
NVIDIA Corp.	6.2%
Apple, Inc.	5.1%
Microsoft Corp.	5.1%
Alphabet, Inc.	3.2%
Vanguard S&P 500 ETF	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc.	2.3%
Broadcom, Inc.	1.7%
JPMorgan Chase & Co.	1.3%
Berkshire Hathaway, Inc.	1.2%

Top Sectors	(%)[3]
Information Technology	28.0%
Financials	18.1%
Consumer Discretionary	14.7%
Communication Services	11.2%
Health Care	7.7%
Industrials	7.3%
Consumer Staples	7.2%
Materials	0.9%
Energy	0.9%
Cash & Other	4.0%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
GuideMark Large Cap Core Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-SAR-36191K108

GuideMark Small Mid Cap Core Fund
Service Shares | GMSMX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the GuideMark Small Mid Cap Core Fund (the “Fund”) for the period of  April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$58	1.07%
*	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$97,612,143
Number of Holdings	1,265
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)1

Top 10 Issuers	(%)[2]
Vanguard Extended Market ETF	3.2%
JPMorgan U.S. Government Money Market Fund	0.8%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.5%
Tapestry, Inc.	0.5%
Casey’s General Stores, Inc.	0.4%
Pure Storage, Inc.	0.4%
Mr Cooper Group, Inc.	0.4%
US Foods Holding Corp.	0.4%
SoFi Technologies, Inc.	0.4%

Top Sectors	(%)[3]
Financials	23.3%
Industrials	18.7%
Consumer Discretionary	13.9%
Information Technology	13.0%
Health Care	11.0%
Consumer Staples	5.3%
Communication Services	3.1%
Materials	2.5%
Real Estate	2.3%
Cash & Other	6.9%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
GuideMark Small Mid Cap Core Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-SAR-36191K504

GuideMark World ex-US Fund
Service Shares | GMWEX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the GuideMark World ex-US Fund (the “Fund”) for the period of  April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$63	1.15%
*	Expense ratio is annualized. Reflects the effect of contractual and voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher. Additionally, reflects the effects of expense recoupment by Advisor during the period, without which, expenses would have been lower.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$143,570,362
Number of Holdings	235
Portfolio Turnover	112%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)1

Top 10 Issuers	(%)[2]
iShares MSCI EAFE ETF	2.9%
Novartis AG	1.8%
Roche Holding AG	1.5%
HSBC Holdings PLC	1.4%
Banco Bilbao Vizcaya Argentaria SA	1.4%
Allianz SE	1.4%
Banco Santander SA	1.4%
Koninklijke Ahold Delhaize NV	1.3%
ASML Holding NV	1.3%
SAP SE	1.3%

Top Sectors	(%)[3]
Financials	35.9%
Industrials	13.0%
Consumer Discretionary	11.2%
Consumer Staples	9.2%
Health Care	8.7%
Information Technology	7.9%
Materials	3.8%
Communication Services	2.6%
Energy	2.6%
Cash & Other	5.1%

Top Ten Countries	(%)
Japan	15.8%
Canada	12.1%
United Kingdom	10.8%
Germany	10.5%
Switzerland	7.7%
United States	6.7%
France	6.3%
Italy	4.8%
Spain	4.6%
Cash & Other	20.7%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
GuideMark World ex-US Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-SAR-36191K702

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GuideMark® Funds
GuidePath® Funds
GUIDEMARK® CORE FIXED INCOME FUND
GUIDEMARK® EMERGING MARKETS FUND
GUIDEMARK® LARGE CAP CORE FUND
GUIDEMARK® SMALL/MID CAP CORE FUND
GUIDEMARK® WORLD EX-US FUND
GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND
GUIDEPATH® CONSERVATIVE ALLOCATION FUND
GUIDEPATH® CONSERVATIVE INCOME FUND
GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND
GUIDEPATH® GROWTH ALLOCATION FUND
GUIDEPATH® GROWTH AND INCOME FUND
GUIDEPATH® INCOME FUND
GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND
GUIDEPATH® MANAGED FUTURES STRATEGY FUND
GUIDEPATH® TACTICAL ALLOCATION FUND
Core Financial Statements
September 30, 2025

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 36.1%
U.S. Treasury Bonds
0.75%, 02/15/2042	$1,358,187	$1,076,956
3.38%, 08/15/2042	2,190,000	1,866,034
0.63%, 02/15/2043	84,306	64,020
3.13%, 02/15/2043	2,820,000	2,301,274
3.63%, 08/15/2043	590,000	514,567
3.75%, 11/15/2043	795,000	703,668
1.38%, 02/15/2044	838,603	717,150
3.13%, 08/15/2044	2,220,000	1,776,607
0.75%, 02/15/2045	665,352	496,042
2.50%, 02/15/2045	810,000	579,751
3.00%, 11/15/2045	240,000	185,747
1.00%, 02/15/2046	252,227	194,428
2.50%, 02/15/2046	950,000	670,344
2.25%, 08/15/2046	1,610,000	1,073,606
3.00%, 02/15/2047(h)	2,510,000	1,915,542
2.75%, 11/15/2047	1,050,000	758,584
3.00%, 02/15/2048	500,000	377,353
3.13%, 05/15/2048	2,220,000	1,710,874
0.25%, 02/15/2050	446,068	263,683
1.25%, 05/15/2050	2,996,000	1,468,859
1.38%, 08/15/2050	2,069,000	1,039,713
1.63%, 11/15/2050	1,020,000	546,975
3.00%, 08/15/2052	1,660,000	1,213,389
4.13%, 08/15/2053	695,000	627,848
4.75%, 11/15/2053	470,000	470,532
4.25%, 08/15/2054	1,495,000	1,379,400
U.S. Treasury Notes
2.00%, 11/15/2026(h)	4,340,000	4,259,134
4.25%, 03/15/2027	4,165,000	4,199,817
1.88%, 02/28/2029	7,335,000	6,921,403
2.38%, 03/31/2029	4,935,000	4,729,793
2.75%, 05/31/2029	2,025,000	1,962,075
3.88%, 04/30/2030	925,000	931,233
0.63%, 05/15/2030	1,410,000	1,226,342
4.63%, 05/31/2031	1,380,000	1,436,979
1.38%, 11/15/2031	1,030,000	891,916
2.88%, 05/15/2032	1,075,000	1,011,025
2.75%, 08/15/2032	2,320,000	2,157,419
3.88%, 08/15/2033	1,245,000	1,235,298
4.50%, 11/15/2033	590,000	610,201
1.75%, 01/15/2034	1,056,195	1,061,538
4.25%, 11/15/2034	5,115,000	5,174,342
United States Treasury Bond, 4.88%, 08/15/2045	625,000	638,476
TOTAL U.S. TREASURY SECURITIES (Cost $68,969,759)		62,439,937
MORTGAGE-BACKED SECURITIES - 30.4%
Federal Home Loan Mortgage Corp.
Pool 780447, 5.16% (1 yr. CMT Rate + 2.25%), 04/01/2033	9,406	9,653

	Par	Value
Pool A43129, 5.50%, 02/01/2036	$38	$39
Pool Q49389, 3.50%, 07/01/2047	147,039	137,741
Pool Q52093, 3.50%, 11/01/2047	137,326	128,295
Pool QC8858, 2.50%, 10/01/2051	1,578,628	1,356,625
Pool QD4104, 2.00%, 01/01/2052	2,122,219	1,724,530
Pool QE0827, 2.00%, 04/01/2052	138,920	112,453
Pool SD8123, 3.00%, 01/01/2051	1,367,424	1,209,526
Pool U90688, 4.00%, 05/01/2042	86,013	84,180
Series 2019-3, Class MV, 3.50%, 10/25/2058 (Callable 11/25/2042)	56,962	54,113
Series 2022-DNA3, Class M1B, 7.26% (30 day avg SOFR US + 2.90%), 04/25/2042 (Callable 04/25/2027)(a)	95,000	97,787
Series 2022-DNA4, Class M1B, 7.71% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027)(a)	240,000	249,224
Series 2022-DNA7, Class M1B, 9.36% (30 day avg SOFR US + 5.00%), 03/25/2052 (Callable 09/25/2027)(a)	320,000	344,511
Series 2022-HQA3, Class M1B, 7.91% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027)(a)	175,000	183,322
Series 2023-HQA1, Class M1B, 7.86% (30 day avg SOFR US + 3.50%), 05/25/2043 (Callable 05/25/2028)(a)	95,000	100,246
Series 2329, Class ZA, 6.50%, 06/15/2031	20,550	20,888
Series 2338, Class ZC, 6.50%, 07/15/2031	15,044	15,658
Series 3883, Class PB, 3.00%, 05/15/2041	19,007	18,256
Series 4961, Class JB, 2.50%, 12/15/2042	78,743	72,507
Series 5170, Class DP, 2.00%, 07/25/2050	276,647	243,210
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 08/25/2027)	82,000	81,068
Series K104, Class X1, 1.23%, 01/25/2030 (Callable 01/25/2030)(b)(c)	687,635	27,505
Series K110, Class X1, 1.76%, 04/25/2030 (Callable 04/25/2030)(b)(c)	311,942	18,770
Series K111, Class X1, 1.67%, 05/25/2030 (Callable 05/25/2030)(b)(c)	1,301,852	79,020
Series K114, Class X1, 1.21%, 06/25/2030 (Callable 03/25/2030)(b)(c)	922,690	40,851

The accompanying notes are an integral part of these financial statements.

1

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series K122, Class X1, 0.96%, 11/25/2030 (Callable 09/25/2030)(b)(c)	$293,633	$10,807
Federal National Mortgage Association
1.50%, 10/15/2035(d)	3,300,000	2,955,343
6.00%, 10/15/2041(d)	1,705,000	1,742,061
6.00%, 11/15/2041(d)	1,700,000	1,736,487
2.50%, 10/15/2046(d)	50,000	42,166
2.00%, 03/25/2050(d)	1,150,000	927,557
Pool 310229, 3.50%, 08/01/2043	308,968	291,434
Pool 357850, 5.50%, 07/01/2035	1,547	1,608
Pool 544859, 4.82% (Ent 11th COFI Repl + 1.70%), 08/01/2029	105	104
Pool 727181, 5.00%, 08/01/2033	775	786
Pool 730727, 5.00%, 08/01/2033	376	379
Pool 741862, 5.50%, 09/01/2033	126	129
Pool 766197, 5.50%, 02/01/2034	134	135
Pool 775776, 5.50%, 05/01/2034	1,046	1,077
Pool 776974, 5.50%, 04/01/2034	36	37
Pool 781629, 5.50%, 12/01/2034	1,099	1,144
Pool 786848, 7.00%, 10/01/2031	16,092	16,809
Pool 802783, 5.86% (RFUCCT1Y + 1.61%), 10/01/2034	54,927	55,912
Pool 820242, 5.00%, 07/01/2035	1,229	1,259
Pool 822815, 5.50%, 04/01/2035	1,251	1,295
Pool 838452, 5.50%, 09/01/2035	190	194
Pool 865854, 6.00%, 03/01/2036	1,212	1,274
Pool 888504, 5.01% (1 yr. CMT Rate + 2.00%), 04/01/2034	21,213	21,713
Pool 891474, 6.00%, 04/01/2036	1,539	1,596
Pool 899119, 5.50%, 04/01/2037	22	23
Pool 906000, 6.00%, 01/01/2037	794	834
Pool 928062, 5.50%, 02/01/2037	20	21
Pool 964930, 5.50%, 08/01/2038	41	42
Pool 968371, 5.50%, 09/01/2038	10	10
Pool 970131, 5.50%, 03/01/2038	45	47
Pool 985108, 5.50%, 07/01/2038	29	30
Pool 987032, 5.50%, 08/01/2038	20	21
Pool 993050, 5.50%, 12/01/2038	12	12
Pool 993579, 4.00%, 05/01/2039	4,971	4,861
Pool AA5840, 4.00%, 06/01/2039	828	816
Pool AA8715, 4.00%, 06/01/2039	18,372	18,098
Pool AB1500, 4.00%, 09/01/2040	3,253	3,179
Pool AB3995, 4.00%, 12/01/2041	5,379	5,238
Pool AB5529, 4.00%, 07/01/2042	12,797	12,533
Pool AB6228, 3.50%, 09/01/2042	44,821	42,359
Pool AD0586, 4.50%, 12/01/2039	49,650	50,045
Pool AD1889, 4.50%, 03/01/2041	37,698	37,746
Pool AD4062, 5.00%, 05/01/2040	124,568	127,691
Pool AD6929, 5.00%, 06/01/2040	82,033	84,088
Pool AD9856, 4.00%, 09/01/2040	2,952	2,880
Pool AD9896, 4.00%, 08/01/2040	2,786	2,710
Pool AE2559, 4.00%, 09/01/2040	1,495	1,461

	Par	Value
Pool AE2562, 4.00%, 09/01/2040	$474	$461
Pool AE2566, 4.00%, 09/01/2040	269	263
Pool AE3916, 4.00%, 11/01/2040	3,243	3,184
Pool AE4124, 4.00%, 10/01/2040	5,244	5,126
Pool AE4888, 4.00%, 10/01/2040	3,280	3,212
Pool AE5147, 4.00%, 11/01/2040	590	576
Pool AE8715, 4.00%, 11/01/2040	7,165	6,989
Pool AH0006, 4.00%, 12/01/2040	1,092	1,064
Pool AH0020, 4.00%, 12/01/2040	3,692	3,602
Pool AH0599, 4.00%, 12/01/2040	4,563	4,450
Pool AH0601, 4.00%, 12/01/2040	620	607
Pool AH1263, 4.00%, 01/01/2041	3,975	3,875
Pool AH4659, 4.00%, 02/01/2041	859	841
Pool AH5653, 4.00%, 02/01/2041	16,795	16,385
Pool AH6150, 4.00%, 03/01/2041	2,516	2,451
Pool AI0848, 4.00%, 12/01/2041	4,972	4,842
Pool AI8842, 4.50%, 08/01/2041	13,433	13,454
Pool AJ1562, 4.00%, 10/01/2041	5,984	5,822
Pool AJ1972, 4.00%, 10/01/2041	2,365	2,319
Pool AJ2212, 4.50%, 10/01/2041	157,200	157,222
Pool AJ2446, 4.00%, 01/01/2042	3,423	3,333
Pool AJ3330, 4.00%, 11/01/2041	5,107	4,973
Pool AJ4187, 4.00%, 12/01/2041	3,922	3,819
Pool AJ4549, 4.00%, 11/01/2041	4,457	4,339
Pool AJ4698, 4.00%, 11/01/2041	4,099	3,993
Pool AJ4756, 4.00%, 10/01/2041	6,156	6,000
Pool AJ5424, 4.00%, 11/01/2041	8,686	8,463
Pool AJ5736, 4.00%, 12/01/2041	4,426	4,316
Pool AJ5968, 4.00%, 12/01/2041	2,678	2,608
Pool AJ6061, 4.00%, 12/01/2041	5,096	4,954
Pool AJ7538, 4.00%, 01/01/2042	6,578	6,395
Pool AJ7840, 4.00%, 11/01/2041	2,751	2,684
Pool AJ7868, 4.00%, 12/01/2041	3,857	3,755
Pool AJ8001, 4.00%, 01/01/2042	2,422	2,358
Pool AJ8104, 4.00%, 12/01/2041	8,342	8,140
Pool AJ8109, 4.00%, 12/01/2041	6,822	6,642
Pool AJ8171, 4.00%, 12/01/2041	2,846	2,783
Pool AJ8325, 3.00%, 12/01/2026	17,820	17,670
Pool AJ8341, 4.00%, 12/01/2041	7,269	7,078
Pool AJ8369, 4.00%, 01/01/2042	5,756	5,605
Pool AJ8436, 4.00%, 12/01/2041	9,096	8,862
Pool AJ8912, 4.00%, 12/01/2041	4,097	3,989
Pool AJ9162, 4.00%, 01/01/2042	6,362	6,195
Pool AJ9248, 4.00%, 12/01/2041	4,392	4,286
Pool AJ9330, 4.00%, 01/01/2042	30,018	29,260
Pool AJ9779, 4.00%, 01/01/2042	1,529	1,507
Pool AK0170, 4.00%, 01/01/2042	4,918	4,789
Pool AK0543, 4.00%, 01/01/2042	11,813	11,507
Pool AK0563, 4.00%, 01/01/2042	4,643	4,521
Pool AK1827, 4.00%, 01/01/2042	9,364	9,122
Pool AL0187, 5.00%, 05/01/2041	18,615	19,082
Pool AL0215, 4.50%, 04/01/2041	23,034	23,079
Pool AL0456, 5.00%, 06/01/2041	3,494	3,582
Pool AL0815, 4.00%, 09/01/2041	11,730	11,434

The accompanying notes are an integral part of these financial statements.

2

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Pool AL0934, 5.00%, 02/01/2041	$24,205	$24,812
Pool AL2752, 5.00%, 03/01/2042	77,138	79,072
Pool AL5233, 4.00%, 01/01/2041	15,517	15,269
Pool AQ9316, 2.50%, 01/01/2043	128,528	116,190
Pool AS5469, 4.00%, 07/01/2045	144,635	139,415
Pool AS5597, 3.50%, 08/01/2045	25,199	23,709
Pool AS7170, 3.50%, 05/01/2046	103,500	96,891
Pool AS7242, 3.50%, 05/01/2046	97,578	91,337
Pool AS7492, 4.00%, 07/01/2046	79,458	76,507
Pool AS8947, 3.50%, 03/01/2047	136,250	127,493
Pool AS9772, 3.50%, 06/01/2037	105,899	102,703
Pool AT2720, 3.00%, 05/01/2043	332,362	306,120
Pool AT5900, 3.00%, 06/01/2043	204,936	188,648
Pool AU1625, 3.50%, 07/01/2043	128,739	121,454
Pool AZ0832, 4.00%, 07/01/2045	199,193	192,107
Pool BC4938, 2.50%, 04/01/2031	10,067	9,753
Pool BC9468, 3.00%, 06/01/2046	183,600	166,387
Pool BN5279, 4.00%, 02/01/2049	310,913	298,744
Pool BT2317, 2.00%, 03/01/2052	228,325	185,007
Pool BT7155, 2.00%, 08/01/2051	310,191	250,433
Pool BV1380, 2.00%, 01/01/2052	739,674	597,168
Pool BV2993, 2.00%, 04/01/2052	777,688	629,287
Pool BV9804, 2.00%, 05/01/2052	166,471	134,688
Pool CA0858, 3.50%, 12/01/2047	1,043,378	971,463
Pool CB6431, 5.50%, 06/01/2053	1,505,795	1,525,719
Pool CB6870, 5.50%, 08/01/2053	1,444,022	1,462,905
Pool FM7678, 2.50%, 06/01/2051	1,558,041	1,332,140
Pool FM9491, 2.50%, 11/01/2051	1,562,764	1,336,239
Pool FS1069, 2.00%, 12/01/2051	363,309	293,315
Pool FS1108, 2.50%, 09/01/2051	1,526,666	1,301,453
Pool FS1598, 2.00%, 04/01/2052	125,047	101,309
Pool MA1870, 4.50%, 04/01/2034	76,237	76,687
Pool MA3038, 4.50%, 06/01/2047	16,168	15,987
Pool MA4307, 3.00%, 04/01/2051	1,622,155	1,437,187
Pool MA4577, 2.00%, 04/01/2052	2,063,148	1,672,325
Pool TBA, 5.50%, 10/15/2041(d)	7,100,000	7,162,202
Series 2012-18, Class GA, 2.00%, 12/25/2041	19,757	18,617
Series 2012-21, Class PQ, 2.00%, 09/25/2041	10,532	10,001
Series 2012-52, Class PA, 3.50%, 05/25/2042	17,606	17,031
Series 2015-48, Class QB, 3.00%, 02/25/2043	15,167	14,909
Series 2016-11, Class GA, 2.50%, 03/25/2046	29,885	28,026
Series 2016-38, Class NA, 3.00%, 01/25/2046	16,862	15,860
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000	194,839
Series 2017-26, Class CG, 3.50%, 07/25/2044	10,825	10,754

	Par	Value
Series 2017-34, Class JK, 3.00%, 05/25/2047	$8,810	$8,644
Series 2017-35, Class AH, 3.50%, 04/25/2053	12,378	12,306
Series 2017-49, Class JA, 4.00%, 07/25/2053	16,176	16,128
Series 2017-84, Class KA, 3.50%, 04/25/2053	18,911	18,758
Series 2018-23, Class LA, 3.50%, 04/25/2048	46,795	44,930
Series 2018-70, Class HA, 3.50%, 10/25/2056	29,331	28,772
Series 2019-12, Class HA, 3.50%, 11/25/2057	57,730	55,819
Series 2019-14, Class CA, 3.50%, 04/25/2049	53,475	51,867
Series 2019-45, Class PT, 3.00%, 08/25/2049	50,590	46,314
Series 2019-M21, Class X3, 1.25%, 06/25/2034(b)(c)	1,325,431	77,847
Series 2020-1, Class AC, 3.50%, 08/25/2058	140,986	135,121
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000	510,860
Series 415, Class A3, 3.00%, 11/25/2042	41,126	38,158
Series Pool 000TBA, 5.50%, 11/15/2040(d)	3,150,000	3,175,259
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class B1, 7.76% (30 day avg SOFR US + 3.40%), 10/25/2041 (Callable 10/25/2026)(a)	415,000	424,546
Government National Mortgage Association
5.00%, 10/15/2048(d)	2,300,000	2,289,388
Pool 614436, 5.00%, 08/15/2033	4,015	4,068
Pool 723248, 5.00%, 10/15/2039	207,763	213,300
Pool 736686, 5.00%, 02/15/2039	9,085	9,316
Pool 783403, 3.50%, 09/15/2041	78,504	73,653
Pool MA4587, 4.00%, 07/20/2047	17,389	16,664
Pool MA4652, 3.50%, 08/20/2047	50,641	47,116
Pool MA4778, 3.50%, 10/20/2047	93,882	87,347
Pool MA4779, 4.00%, 10/20/2047	66,350	63,584
Pool MA4780, 4.50%, 10/20/2047	75,590	74,970
Pool MA7051, 2.00%, 12/20/2050	1,112,646	921,894
Pool MA7650, 3.00%, 10/20/2051	1,982,847	1,775,441
Pool MA8199, 3.50%, 08/20/2052	1,009,365	925,984
Pool MA9362, 5.50%, 12/20/2053	1,254,432	1,270,259
Pool TBA, 4.00%, 10/15/2041(d)	2,250,000	2,118,251
Series 2013-37, Class LG, 2.00%, 01/20/2042	13,096	12,816
TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,426,397)		52,625,439

The accompanying notes are an integral part of these financial statements.

3

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - 24.5%
Aerospace & Defense - 0.6%
Boeing Co.
3.20%, 03/01/2029 (Callable 12/01/2028)	$40,000	$38,612
2.95%, 02/01/2030 (Callable 11/01/2029)	45,000	42,398
5.15%, 05/01/2030 (Callable 02/01/2030)	195,000	200,329
6.39%, 05/01/2031 (Callable 03/01/2031)	55,000	59,952
6.53%, 05/01/2034 (Callable 02/01/2034)	70,000	77,536
5.71%, 05/01/2040 (Callable 11/01/2039)	195,000	199,131
L3Harris Technologies, Inc., 5.05%, 06/01/2029 (Callable 05/01/2029)	80,000	82,314
Northrop Grumman Corp., 5.15%, 05/01/2040 (Callable 11/01/2039)	124,000	123,571
RTX Corp.
5.75%, 11/08/2026 (Callable 10/08/2026)	50,000	50,857
4.13%, 11/16/2028 (Callable 08/16/2028)	123,000	123,188
		997,888
Automobiles - 0.1%
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)	135,000	118,035
Banks - 3.1%
Bank of America Corp.
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	135,000	125,169
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	805,000	715,457
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035 (Callable 10/25/2034)	125,000	128,059
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)	105,000	91,204
Bank of New York Mellon Corp.
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)	105,000	108,474
5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035 (Callable 03/14/2034)	30,000	30,944
BPCE SA, 5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030)(a)	250,000	256,605

	Par	Value
Citigroup, Inc.
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	$155,000	$157,951
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	390,000	390,337
Citizens Financial Group, Inc.
5.25% to 03/05/2030 then SOFR + 1.26%, 03/05/2031 (Callable 03/05/2030)	100,000	102,538
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	20,000	22,016
Credit Agricole SA
5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (Callable 05/27/2030)(a)	250,000	256,687
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (Callable 09/25/2032)(a)	250,000	248,620
HSBC Holdings PLC
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	200,000	204,918
5.24% to 05/13/2030 then SOFR + 1.57%, 05/13/2031 (Callable 05/13/2030)	200,000	205,900
JPMorgan Chase & Co.
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	20,000	20,057
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	45,000	45,406
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000	44,417
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000	180,362
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	60,000	63,340
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000	188,102
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030 (Callable 07/22/2029)	180,000	184,733
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000	51,967
5.14% to 01/24/2030 then SOFR + 1.01%, 01/24/2031 (Callable 01/24/2030)	60,000	61,999

The accompanying notes are an integral part of these financial statements.

4

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Banks - (Continued)
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030)(e)	$235,000	$242,944
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	160,000	143,586
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	90,000	93,442
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	30,000	30,267
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036 (Callable 07/23/2035)	95,000	98,477
Royal Bank of Canada, 5.15% to 02/04/2030 then SOFR + 1.03%, 02/04/2031 (Callable 02/04/2030)	175,000	180,419
Wells Fargo & Co.
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	35,000	37,084
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030 (Callable 10/30/2029)	195,000	184,729
5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031 (Callable 01/24/2030)	75,000	77,629
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	35,000	32,543
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031 (Callable 04/23/2030)	95,000	98,028
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	35,000	35,574
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	80,000	88,909
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	70,000	65,443
		5,294,336
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	185,000	173,377
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033)(a)	100,000	101,021
Constellation Brands, Inc., 4.80%, 05/01/2030 (Callable 04/01/2030)	120,000	121,779

	Par	Value
Keurig Dr Pepper, Inc.
4.60%, 05/15/2030 (Callable 04/15/2030)	$105,000	$105,164
2.25%, 03/15/2031 (Callable 12/15/2030)	25,000	22,061
5.20%, 03/15/2031 (Callable 01/15/2031)	45,000	46,036
5.15%, 05/15/2035 (Callable 02/15/2035)	85,000	84,326
		653,764
Capital Markets - 0.9%
Ameriprise Financial, Inc., 5.20%, 04/15/2035 (Callable 01/15/2035)	210,000	214,136
Goldman Sachs Group, Inc.
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	230,000	235,852
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	145,000	146,926
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031 (Callable 01/28/2030)	80,000	82,618
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	135,000	139,622
Intercontinental Exchange, Inc., 2.65%, 09/15/2040 (Callable 03/15/2040)	185,000	137,640
Morgan Stanley
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	65,000	69,111
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000	203,715
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030 (Callable 10/18/2029)	50,000	50,574
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031 (Callable 01/15/2030)	50,000	51,640
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	120,000	112,150
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000	157,084
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	35,000	31,237
		1,632,305
Collection Agencies - 0.2%
NTT Finance Corp., 5.17%, 07/16/2032 (Callable 05/16/2032)(a)	430,000	440,709

The accompanying notes are an integral part of these financial statements.

5

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Commercial Services & Supplies - 0.1%
Republic Services, Inc.
1.45%, 02/15/2031 (Callable 11/15/2030)	$35,000	$30,350
5.20%, 11/15/2034 (Callable 08/15/2034)	150,000	155,813
Veralto Corp., 5.50%, 09/18/2026 (Callable 08/18/2026)	40,000	40,503
		226,666
Consumer Finance - 0.7%
American Express Co.
5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031 (Callable 01/30/2030)	130,000	134,154
5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031 (Callable 04/25/2030)	210,000	216,049
American Tower Corp., 3.65%, 03/15/2027 (Callable 02/15/2027)	45,000	44,687
Capital One Financial Corp.
4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031 (Callable 09/11/2030)	130,000	129,006
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	210,000	237,640
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	40,000	42,421
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036 (Callable 01/30/2035)	95,000	98,603
Synchrony Financial
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	195,000	198,825
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	60,000	61,423
		1,162,808
Crude Petroleum Extraction - 0.1%
Viper Energy Partners LLC, 5.70%, 08/01/2035 (Callable 05/01/2035)	235,000	239,880
Diversified Consumer Services - 0.1%
Howard University
2.90%, 10/01/2031	100,000	89,334
3.48%, 10/01/2041	75,000	57,091
		146,425
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 1.65%, 02/01/2028 (Callable 12/01/2027)	360,000	340,900

	Par	Value
Electric Utilities - 4.3%
Alabama Power Co.
4.30%, 03/15/2031 (Callable 01/15/2031)	$195,000	$195,010
5.10%, 04/02/2035 (Callable 10/02/2034)	25,000	25,569
3.45%, 10/01/2049 (Callable 04/01/2049)	55,000	40,333
Baltimore Gas and Electric Co., 5.45%, 06/01/2035 (Callable 03/01/2035)	65,000	67,567
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	121,000	125,277
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	50,000	46,798
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000	88,104
5.70%, 05/15/2054 (Callable 11/15/2053)	40,000	41,018
5.50%, 03/15/2055 (Callable 09/15/2054)	105,000	103,952
Duke Energy Carolinas LLC, 5.30%, 02/15/2040	86,000	87,058
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000	46,041
2.55%, 06/15/2031 (Callable 03/15/2031)	164,000	148,391
5.45%, 06/15/2034 (Callable 03/15/2034)	25,000	26,020
4.95%, 09/15/2035 (Callable 06/15/2035)	225,000	223,689
5.00%, 08/15/2052 (Callable 02/15/2052)	60,000	54,080
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000	51,812
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000	20,734
5.55%, 03/15/2054 (Callable 09/15/2053)	140,000	140,247
Duke Energy Progress LLC
5.05%, 03/15/2035 (Callable 12/15/2034)	90,000	91,542
5.55%, 03/15/2055 (Callable 09/15/2054)	105,000	105,649
Edison International
6.25%, 03/15/2030 (Callable 02/15/2030)	115,000	119,668
5.25%, 03/15/2032 (Callable 01/15/2032)	25,000	24,783
Eversource Energy
5.13%, 05/15/2033 (Callable 02/15/2033)	175,000	177,557

The accompanying notes are an integral part of these financial statements.

6

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Electric Utilities - (Continued)
5.50%, 01/01/2034 (Callable 10/01/2033)	$128,000	$132,275
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027)(f)	50,000	49,717
Georgia Power Co.
4.00%, 10/01/2028 (Callable 09/01/2028)	115,000	115,117
4.55%, 03/15/2030 (Callable 01/15/2030)	120,000	121,944
5.20%, 03/15/2035 (Callable 09/15/2034)	75,000	76,907
4.75%, 09/01/2040	50,000	47,681
Interstate Power and Light Co., 5.60%, 06/29/2035 (Callable 03/29/2035)	115,000	119,585
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (Callable 10/15/2034)	35,000	35,509
Monongahela Power Co., 5.85%, 02/15/2034 (Callable 11/15/2033)(a)	10,000	10,580
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	285,000	260,324
NSTAR Electric Co.
5.40%, 06/01/2034 (Callable 03/01/2034)	45,000	46,879
5.20%, 03/01/2035 (Callable 12/01/2034)	90,000	91,800
Oglethorpe Power Corp., 5.05%, 10/01/2048 (Callable 04/01/2048)	65,000	59,267
Ohio Edison Co.
4.95%, 12/15/2029 (Callable 11/15/2029)(a)	45,000	46,021
5.50%, 01/15/2033 (Callable 10/15/2032)(a)	25,000	25,996
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	160,000	162,294
Oncor Electric Delivery Co. LLC, 5.35%, 04/01/2035 (Callable 01/01/2035)(a)	110,000	113,864
Pacific Gas & Electric Co., 4.75%, 02/15/2044 (Callable 08/15/2043)	35,000	29,991
Pacific Gas and Electric Co.
6.10%, 01/15/2029 (Callable 12/15/2028)	85,000	88,962
2.50%, 02/01/2031 (Callable 11/01/2030)	255,000	227,359
3.25%, 06/01/2031 (Callable 03/01/2031)	45,000	41,422
6.15%, 01/15/2033 (Callable 10/15/2032)	143,000	151,386
6.95%, 03/15/2034 (Callable 12/15/2033)	177,000	196,423

	Par	Value
5.80%, 05/15/2034 (Callable 02/15/2034)	$55,000	$57,032
3.30%, 08/01/2040 (Callable 02/01/2040)	50,000	37,923
4.95%, 07/01/2050 (Callable 01/01/2050)	24,000	20,677
3.50%, 08/01/2050 (Callable 02/01/2050)	35,000	23,925
6.75%, 01/15/2053 (Callable 07/15/2052)	196,000	211,225
5.90%, 10/01/2054 (Callable 04/01/2054)	86,000	83,987
6.15%, 03/01/2055 (Callable 09/01/2054)	29,000	29,271
6.10%, 10/15/2055 (Callable 04/15/2055)	60,000	59,916
Pinnacle West Capital Corp.
4.90%, 05/15/2028 (Callable 04/15/2028)	73,000	74,214
5.15%, 05/15/2030 (Callable 04/15/2030)	95,000	97,739
Public Service Co. of Oklahoma, 5.20%, 01/15/2035 (Callable 10/15/2034)	190,000	192,656
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033 (Callable 07/15/2033)	35,000	37,813
5.45%, 04/01/2034 (Callable 01/01/2034)	30,000	31,073
Puget Energy, Inc., 4.22%, 03/15/2032 (Callable 12/15/2031)	50,000	47,964
San Diego Gas & Electric Co., 5.40%, 04/15/2035 (Callable 01/15/2035)	155,000	160,171
Southern California Edison Co.
2.25%, 06/01/2030 (Callable 03/01/2030)	50,000	44,864
2.75%, 02/01/2032 (Callable 11/01/2031)	110,000	96,832
5.95%, 11/01/2032 (Callable 08/01/2032)	35,000	36,922
5.20%, 06/01/2034 (Callable 03/01/2034)	40,000	39,826
5.45%, 03/01/2035 (Callable 12/01/2034)	105,000	106,356
3.90%, 03/15/2043 (Callable 09/15/2042)	25,000	19,576
4.65%, 10/01/2043 (Callable 04/01/2043)	45,000	38,364
4.00%, 04/01/2047 (Callable 10/01/2046)	5,000	3,784
4.13%, 03/01/2048 (Callable 09/01/2047)	132,000	101,154
3.65%, 02/01/2050 (Callable 08/01/2049)	70,000	48,925
5.45%, 06/01/2052 (Callable 12/01/2051)	20,000	18,216

The accompanying notes are an integral part of these financial statements.

7

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Electric Utilities - (Continued)
5.70%, 03/01/2053 (Callable 09/01/2052)	$68,000	$63,887
5.88%, 12/01/2053 (Callable 06/01/2053)	30,000	29,054
5.90%, 03/01/2055 (Callable 09/01/2054)	75,000	72,835
6.20%, 09/15/2055 (Callable 03/15/2055)	30,000	30,297
Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	45,000	45,843
5.70%, 03/15/2034 (Callable 09/15/2033)	60,000	63,399
4.85%, 03/15/2035 (Callable 09/15/2034)	40,000	39,613
Southwestern Electric Power Co., 5.30%, 04/01/2033 (Callable 01/01/2033)	45,000	46,122
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (Callable 12/15/2030)(a)	30,000	30,803
Virginia Electric and Power Co.
5.00%, 04/01/2033 (Callable 01/01/2033)	80,000	81,491
5.00%, 01/15/2034 (Callable 10/15/2033)	130,000	131,640
5.05%, 08/15/2034 (Callable 05/15/2034)	45,000	45,645
5.15%, 03/15/2035 (Callable 12/15/2034)	100,000	101,916
4.90%, 09/15/2035 (Callable 06/15/2035)	270,000	268,656
4.20%, 05/15/2045 (Callable 11/15/2044)	10,000	8,386
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000	28,925
5.65%, 03/15/2055 (Callable 09/15/2054)	45,000	45,352
Wisconsin Power and Light Co., 5.38%, 03/30/2034 (Callable 12/30/2033)	60,000	62,336
Xcel Energy, Inc.
4.60%, 06/01/2032 (Callable 12/01/2031)	55,000	54,618
5.60%, 04/15/2035 (Callable 10/15/2034)	180,000	186,902
		7,460,327
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)	73,000	72,178
3.10%, 11/15/2029 (Callable 08/15/2029)	72,000	68,543

	Par	Value
Realty Income Corp., 5.13%, 04/15/2035 (Callable 01/15/2035)	$100,000	$101,755
		242,476
Finacial Services - 0.1%
Ares Strategic Income Fund, 5.15%, 01/15/2031 (Callable 12/15/2030)(a)	195,000	192,738
Financial Services - 0.5%
Ares Strategic Income Fund, 5.80%, 09/09/2030 (Callable 08/09/2030)(a)	235,000	238,978
Athene Global Funding
4.72%, 10/08/2029(a)	75,000	75,671
2.65%, 10/04/2031(a)	250,000	222,930
Equitable Financial Life Global Funding, 5.00%, 03/27/2030(a)	85,000	87,178
John Deere Capital Corp., 4.25%, 06/05/2028	110,000	110,963
Lincoln Financial Global Funding, 4.63%, 05/28/2028(a)	65,000	65,707
Sammons Financial Group Global Funding, 4.95%, 06/12/2030(a)	110,000	111,703
		913,130
Food Products - 1.1%
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036 (Callable 10/15/2035)(a)	155,000	158,384
6.38%, 04/15/2066 (Callable 10/15/2065)(a)	215,000	222,400
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.63%, 01/15/2032 (Callable 01/15/2027)	40,000	37,354
5.75%, 04/01/2033 (Callable 01/01/2033)	85,000	88,837
6.75%, 03/15/2034 (Callable 12/15/2033)	115,000	127,392
7.25%, 11/15/2053 (Callable 05/15/2053)	55,000	63,127
Kraft Heinz Foods Co., 5.20%, 03/15/2032 (Callable 01/15/2032)	205,000	210,198
Mars, Inc.
4.60%, 03/01/2028 (Callable 02/01/2028)(a)	40,000	40,503
5.00%, 03/01/2032 (Callable 01/01/2032)(a)	375,000	383,916
5.20%, 03/01/2035 (Callable 12/01/2034)(a)	90,000	92,041
5.65%, 05/01/2045 (Callable 11/01/2044)(a)	370,000	375,482
5.80%, 05/01/2065 (Callable 11/01/2064)(a)	60,000	61,198
		1,860,832

The accompanying notes are an integral part of these financial statements.

8

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Gas Utilities - 0.1%
Southern California Gas Co., 6.00%, 06/15/2055 (Callable 12/15/2054)	$175,000	$183,706
Southwest Gas Corp.
2.20%, 06/15/2030 (Callable 03/15/2030)	61,000	55,475
4.15%, 06/01/2049 (Callable 12/01/2048)	25,000	20,211
		259,392
Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.91%, 11/22/2032 (Callable 08/22/2032)	100,000	107,644
5.50%, 06/15/2035 (Callable 03/15/2035)	100,000	103,713
Solventum Corp., 5.40%, 03/01/2029 (Callable 02/01/2029)	55,000	56,780
		268,137
Health Care Providers & Services - 1.0%
Cardinal Health, Inc., 4.50%, 09/15/2030 (Callable 08/15/2030)	240,000	240,881
Centene Corp.
2.50%, 03/01/2031 (Callable 12/01/2030)	65,000	56,111
2.63%, 08/01/2031 (Callable 05/01/2031)	120,000	103,315
Cigna Group, 4.88%, 09/15/2032 (Callable 07/15/2032)	330,000	333,521
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	65,000	62,316
1.75%, 08/21/2030 (Callable 05/21/2030)	15,000	13,177
1.88%, 02/28/2031 (Callable 11/28/2030)	85,000	73,905
2.13%, 09/15/2031 (Callable 06/15/2031)	70,000	60,780
5.45%, 09/15/2035 (Callable 06/15/2035)	105,000	106,939
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	75,000	77,180
5.55%, 05/01/2035 (Callable 02/01/2035)	130,000	132,526
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	115,000	114,479
UnitedHealth Group, Inc.
5.30%, 06/15/2035 (Callable 03/15/2035)	55,000	56,913
3.50%, 08/15/2039 (Callable 02/15/2039)	10,000	8,347

	Par	Value
2.75%, 05/15/2040 (Callable 11/15/2039)	$50,000	$37,276
5.88%, 02/15/2053 (Callable 08/15/2052)	40,000	41,132
5.38%, 04/15/2054 (Callable 10/15/2053)	150,000	144,272
4.95%, 05/15/2062 (Callable 11/15/2061)	30,000	26,379
6.05%, 02/15/2063 (Callable 08/15/2062)	25,000	26,128
5.75%, 07/15/2064 (Callable 01/15/2064)	70,000	69,717
		1,785,294
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
5.00%, 02/13/2036 (Callable 11/13/2035)	140,000	141,083
3.63%, 09/01/2049 (Callable 03/01/2049)	125,000	93,656
		234,739
Insurance - 0.1%
Marsh & McLennan Cos., Inc., 5.40%, 03/15/2055 (Callable 09/15/2054)	75,000	73,603
Travelers Cos., Inc., 5.05%, 07/24/2035 (Callable 04/24/2035)	135,000	137,496
		211,099
Interactive Media & Services - 0.4%
Alphabet, Inc., 5.30%, 05/15/2065 (Callable 11/15/2064)	340,000	338,480
Meta Platforms, Inc.
5.40%, 08/15/2054 (Callable 02/15/2054)	85,000	83,948
5.55%, 08/15/2064 (Callable 02/15/2064)	200,000	198,753
		621,181
IT Services - 0.1%
International Business Machines Corp., 4.80%, 02/10/2030 (Callable 01/10/2030)	175,000	179,180
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc., 4.47%, 10/07/2032 (Callable 08/07/2032)	155,000	155,111
Machinery - 0.2%
Otis Worldwide Corp., 5.13%, 11/19/2031 (Callable 09/19/2031)	35,000	36,339
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030 (Callable 04/29/2030)	110,000	112,508
5.61%, 03/11/2034 (Callable 12/11/2033)	155,000	163,046
		311,893

The accompanying notes are an integral part of these financial statements.

9

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	$155,000	$144,207
6.55%, 06/01/2034 (Callable 03/01/2034)	105,000	111,946
6.38%, 10/23/2035 (Callable 04/23/2035)	265,000	277,732
5.85%, 12/01/2035 (Callable 09/01/2035)	85,000	85,843
3.50%, 03/01/2042 (Callable 09/01/2041)	29,000	20,894
5.38%, 05/01/2047 (Callable 11/01/2046)	65,000	56,165
4.40%, 12/01/2061 (Callable 06/01/2061)	50,000	34,649
Comcast Corp.
4.80%, 05/15/2033 (Callable 02/15/2033)	75,000	75,799
3.20%, 07/15/2036 (Callable 01/15/2036)	35,000	29,858
3.75%, 04/01/2040 (Callable 10/01/2039)	250,000	210,339
2.89%, 11/01/2051 (Callable 05/01/2051)	75,000	46,184
Cox Communications, Inc.
2.60%, 06/15/2031 (Callable 03/15/2031)(a)	110,000	98,102
5.45%, 09/01/2034 (Callable 06/01/2034)(a)	65,000	64,754
5.95%, 09/01/2054 (Callable 03/01/2054)(a)	115,000	106,904
Paramount Global
4.38%, 03/15/2043	25,000	19,276
5.85%, 09/01/2043 (Callable 03/01/2043)	110,000	100,450
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000	27,483
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000	40,154
		1,550,739
Metals & Mining - 0.5%
BHP Billiton Finance USA Ltd.
5.13%, 02/21/2032 (Callable 12/21/2031)	30,000	31,110
4.90%, 02/28/2033 (Callable 11/28/2032)	95,000	97,150
5.25%, 09/08/2033 (Callable 06/08/2033)	15,000	15,628
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	225,000	231,955

	Par	Value
6.38%, 10/06/2030 (Callable 08/06/2030)(a)	$70,000	$75,648
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	45,000	49,609
5.63%, 04/04/2034 (Callable 01/04/2034)(a)	25,000	26,035
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	130,000	142,814
Rio Tinto Finance USA PLC
5.00%, 03/14/2032 (Callable 01/14/2032)	20,000	20,571
5.88%, 03/14/2065 (Callable 09/14/2064)	105,000	109,477
		799,997
Multi-Utilities - 0.3%
Dominion Energy, Inc., 5.00%, 06/15/2030 (Callable 05/15/2030)	115,000	117,999
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	154,000	149,232
5.40%, 06/30/2033 (Callable 03/30/2033)	20,000	20,745
5.35%, 07/15/2035 (Callable 04/15/2035)	185,000	189,190
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030 (Callable 02/15/2030)	115,000	117,653
		594,819
Natural Gas Distribution - 0.3%
Puget Energy, Inc., 5.73%, 03/15/2035 (Callable 12/15/2034)	320,000	330,688
Southern Co. Gas Capital Corp., 5.10%, 09/15/2035 (Callable 03/15/2035)	140,000	140,440
		471,128
Oil, Gas & Consumable Fuels - 3.0%
Aker BP ASA
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	150,000	147,778
5.80%, 10/01/2054 (Callable 04/01/2054)(a)	150,000	139,191
Boston Gas Co., 3.76%, 03/16/2032 (Callable 12/16/2031)(a)	20,000	18,852
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032)(a)	110,000	108,763
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (Callable 04/30/2035)(a)	215,000	219,820
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (Callable 08/01/2031)(a)	36,000	36,583
5.68%, 01/15/2034 (Callable 10/15/2033)(a)	80,000	82,591

The accompanying notes are an integral part of these financial statements.

10

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033)(a)	$45,000	$48,045
ConocoPhillips Co.
4.70%, 01/15/2030 (Callable 12/15/2029)	55,000	56,114
3.80%, 03/15/2052 (Callable 09/15/2051)	117,000	87,932
5.30%, 05/15/2053 (Callable 11/15/2052)	35,000	33,374
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000	59,718
5.70%, 09/15/2063 (Callable 03/15/2063)	60,000	59,556
5.65%, 01/15/2065 (Callable 06/15/2064)	95,000	93,310
CoterraEnergy, Inc.
5.60%, 03/15/2034 (Callable 12/15/2033)	148,000	152,257
5.40%, 02/15/2035 (Callable 11/15/2034)	92,000	92,878
Diamondback Energy, Inc.
5.55%, 04/01/2035 (Callable 01/01/2035)	80,000	82,178
6.25%, 03/15/2053 (Callable 09/15/2052)	30,000	30,720
5.75%, 04/18/2054 (Callable 10/18/2053)	5,000	4,814
5.90%, 04/18/2064 (Callable 10/18/2063)	35,000	33,695
DT Midstream, Inc., 5.80%, 12/15/2034 (Callable 09/15/2034)(a)	115,000	118,604
Enbridge, Inc.
5.63%, 04/05/2034 (Callable 01/05/2034)	70,000	73,103
5.55%, 06/20/2035 (Callable 03/20/2035)	50,000	51,596
Energy Transfer LP
6.40%, 12/01/2030 (Callable 10/01/2030)	50,000	54,201
5.70%, 04/01/2035 (Callable 01/01/2035)	205,000	211,699
Eni SpA, 5.75%, 05/19/2035 (Callable 02/19/2035)(a)	200,000	208,295
Enterprise Products Operating LLC
4.60%, 01/15/2031 (Callable 12/15/2030)	95,000	96,057
5.20%, 01/15/2036 (Callable 10/15/2035)	40,000	40,682
3.30%, 02/15/2053 (Callable 08/15/2052)	25,000	17,051
EOG Resources, Inc.
5.00%, 07/15/2032 (Callable 05/15/2032)	80,000	81,924

	Par	Value
5.35%, 01/15/2036 (Callable 10/15/2035)	$120,000	$123,292
5.65%, 12/01/2054 (Callable 06/01/2054)	55,000	55,086
Equinor ASA, 3.63%, 04/06/2040 (Callable 10/06/2039)	45,000	38,267
Hess Corp.
7.88%, 10/01/2029	80,000	90,775
7.13%, 03/15/2033	88,000	102,195
KeySpan Gas East Corp., 5.99%, 03/06/2033 (Callable 12/06/2032)(a)	15,000	15,891
MPLX LP
4.80%, 02/15/2031 (Callable 01/15/2031)	215,000	216,433
5.00%, 01/15/2033 (Callable 11/15/2032)	195,000	194,713
5.50%, 06/01/2034 (Callable 03/01/2034)(e)	160,000	163,151
5.40%, 09/15/2035 (Callable 06/15/2035)	50,000	50,137
ONEOK, Inc.
6.10%, 11/15/2032 (Callable 08/15/2032)	15,000	16,078
6.05%, 09/01/2033 (Callable 06/01/2033)	90,000	95,483
5.05%, 11/01/2034 (Callable 08/01/2034)	230,000	226,943
5.40%, 10/15/2035 (Callable 07/15/2035)(e)	150,000	150,644
6.63%, 09/01/2053 (Callable 03/01/2053)	15,000	15,957
Southern California Gas Co.
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000	50,455
5.60%, 04/01/2054 (Callable 10/01/2053)	15,000	15,071
Targa Resources Corp.
6.50%, 03/30/2034 (Callable 12/30/2033)	45,000	49,062
5.55%, 08/15/2035 (Callable 05/15/2035)	170,000	173,356
5.65%, 02/15/2036 (Callable 11/15/2035)	65,000	66,599
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	150,000	142,323
TotalEnergies Capital SA
5.64%, 04/05/2064 (Callable 10/05/2063)	175,000	174,450
5.43%, 09/10/2064 (Callable 03/10/2064)	45,000	43,349
Var Energi ASA, 5.88%, 05/22/2030 (Callable 04/22/2030)(a)	200,000	208,185

The accompanying notes are an integral part of these financial statements.

11

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029)(a)	$5,000	$5,145
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	60,000	62,438
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	50,000	51,584
		5,138,443
Other Electric Power Generation - 0.1%
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)	105,000	110,098
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030 (Callable 07/01/2030)	30,000	26,579
Southern Power Co., 4.90%, 10/01/2035 (Callable 04/01/2035)	125,000	123,383
		260,060
Personal Care Products - 0.1%
Kenvue, Inc.
4.85%, 05/22/2032 (Callable 03/22/2032)	85,000	86,273
5.05%, 03/22/2053 (Callable 09/22/2052)	80,000	74,411
		160,684
Pharmaceuticals - 0.7%
Cardinal Health, Inc., 5.00%, 11/15/2029 (Callable 10/15/2029)	195,000	200,072
Cencora, Inc., 4.85%, 12/15/2029 (Callable 11/15/2029)	205,000	209,315
Eli Lilly & Co.
4.55%, 10/15/2032 (Callable 08/15/2032)	290,000	292,381
5.50%, 02/12/2055 (Callable 08/12/2054)	70,000	71,499
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	405,000	404,808
		1,178,075
Retail REITs - 0.1%
Realty Income Corp., 4.50%, 02/01/2033 (Callable 12/01/2032)	230,000	227,591
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc., 4.60%, 01/15/2036 (Callable 10/15/2035)	150,000	148,586
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)	95,000	95,272
5.05%, 07/12/2029 (Callable 06/12/2029)	65,000	66,982

	Par	Value
4.20%, 10/15/2030 (Callable 09/15/2030)	$210,000	$209,758
5.20%, 07/15/2035 (Callable 04/15/2035)	235,000	242,325
Foundry JV Holdco LLC
5.50%, 01/25/2031 (Callable 12/25/2030)(a)	200,000	207,740
6.15%, 01/25/2032 (Callable 11/25/2031)(a)	400,000	427,976
Intel Corp.
4.15%, 08/05/2032 (Callable 05/05/2032)	65,000	62,718
5.20%, 02/10/2033 (Callable 11/10/2032)	90,000	92,077
4.10%, 05/11/2047 (Callable 11/11/2046)	50,000	39,132
3.73%, 12/08/2047 (Callable 06/08/2047)	175,000	129,241
3.25%, 11/15/2049 (Callable 05/15/2049)	43,000	28,581
4.75%, 03/25/2050 (Callable 09/25/2049)	75,000	63,642
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000	81,614
Micron Technology, Inc., 5.65%, 11/01/2032 (Callable 09/01/2032)	115,000	120,746
NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	180,000	154,241
QUALCOMM, Inc.
4.75%, 05/20/2032 (Callable 03/20/2032)	145,000	147,815
4.80%, 05/20/2045 (Callable 11/20/2044)	40,000	37,501
		2,355,947
Software - 0.6%
Accenture Capital, Inc., 4.25%, 10/04/2031 (Callable 08/04/2031)	175,000	174,889
Oracle Corp.
2.88%, 03/25/2031 (Callable 12/25/2030)	100,000	91,861
5.25%, 02/03/2032 (Callable 12/03/2031)	30,000	30,947
4.80%, 09/26/2032 (Callable 07/26/2032)	430,000	430,495
4.30%, 07/08/2034 (Callable 01/08/2034)	145,000	138,789
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000	43,236
3.60%, 04/01/2040 (Callable 10/01/2039)	37,000	29,726
3.60%, 04/01/2050 (Callable 10/01/2049)	22,000	15,487
3.95%, 03/25/2051 (Callable 09/25/2050)	30,000	22,294

The accompanying notes are an integral part of these financial statements.

12

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Software - (Continued)
4.10%, 03/25/2061 (Callable 09/25/2060)	$45,000	$32,416
5.50%, 09/27/2064 (Callable 03/27/2064)	65,000	59,504
		1,069,644
Specialized REITs - 0.1%
Crown Castle, Inc.
2.25%, 01/15/2031 (Callable 10/15/2030)	200,000	178,051
2.10%, 04/01/2031 (Callable 01/01/2031)	25,000	21,904
		199,955
Specialty Retail - 0.2%
AutoZone, Inc.
6.55%, 11/01/2033 (Callable 08/01/2033)	50,000	55,848
5.40%, 07/15/2034 (Callable 04/15/2034)	20,000	20,762
O’Reilly Automotive, Inc.
4.70%, 06/15/2032 (Callable 03/15/2032)	57,000	57,503
5.00%, 08/19/2034 (Callable 05/19/2034)	40,000	40,393
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026)(a)	55,000	55,446
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	50,000	52,229
		282,181
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054 (Callable 04/15/2054)	175,000	167,453
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.
5.10%, 03/11/2030 (Callable 02/11/2030)	75,000	76,760
5.50%, 03/11/2035 (Callable 12/11/2034)	45,000	45,967
		122,727
Tobacco - 0.5%
BAT Capital Corp.
5.83%, 02/20/2031 (Callable 12/20/2030)	50,000	52,918
5.63%, 08/15/2035 (Callable 05/15/2035)	135,000	140,377
Philip Morris International, Inc.
4.38%, 11/01/2027	40,000	40,324
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000	41,747

	Par	Value
5.13%, 02/15/2030 (Callable 12/15/2029)	$220,000	$227,497
5.13%, 02/13/2031 (Callable 12/13/2030)	80,000	82,823
4.75%, 11/01/2031 (Callable 09/01/2031)(e)	145,000	147,599
5.38%, 02/15/2033 (Callable 11/15/2032)	50,000	52,211
5.63%, 09/07/2033 (Callable 06/07/2033)	35,000	37,139
		822,635
Trust, Fiduciary, and Custody Activities - 0.3%
Corebridge Global Funding, 4.90%, 08/21/2032(a)	50,000	50,274
Equitable America Global Funding, 4.70%, 09/15/2032(a)	215,000	214,107
GA Global Funding Trust, 4.50%, 09/18/2030(a)	265,000	263,138
		527,519
Wireless Telecommunication Services - 0.3%
T-Mobile USA, Inc.
2.55%, 02/15/2031 (Callable 11/15/2030)	305,000	277,271
5.13%, 05/15/2032 (Callable 03/15/2032)	55,000	56,617
5.05%, 07/15/2033 (Callable 04/15/2033)	20,000	20,432
5.75%, 01/15/2034 (Callable 10/15/2033)	35,000	37,098
4.70%, 01/15/2035 (Callable 10/15/2034)	85,000	83,504
		474,922
TOTAL CORPORATE OBLIGATIONS (Cost $42,143,782)		42,353,764
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
AJAX Mortgage Loan Trust, Series 2021-C, Class A, 6.12%, 01/25/2061 (Callable 10/25/2025)(a)(f)	47,360	47,385
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 10/25/2025)(a)(c)	20,324	18,748
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 10/25/2025)(a)(c)	34,795	33,119
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 10/25/2025)(a)(c)	66,295	57,993
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 10/25/2025)(a)(c)	71,098	61,863

The accompanying notes are an integral part of these financial statements.

13

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 10/25/2025)(a)(c)	$133,459	$116,151
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 10/25/2025)(a)(c)	117,918	99,803
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 10/25/2025)(a)(c)	165,096	144,599
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 10/25/2025)(a)(c)	126,725	113,808
Series 2022-1, Class A1, 2.88%, 12/25/2066 (Callable 10/25/2025)(a)(f)	345,334	324,930
Series 2022-2, Class A1, 3.35%, 01/25/2067 (Callable 10/25/2025)(a)(c)	41,189	39,144
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 10/25/2025)(a)(c)	36,910	35,971
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2025)(a)(c)	35,803	34,375
BANK
Series 2019-BN18, Class XA, 1.03%, 05/15/2062 (Callable 02/15/2029)(b)(c)	963,039	25,290
Series 2019-BN20, Class XA, 0.92%, 09/15/2062 (Callable 07/15/2029)(b)(c)	1,124,782	30,789
Series 2019-BN22, Class XA, 0.69%, 11/15/2062 (Callable 08/15/2029)(b)(c)	1,282,454	26,965
Series 2019-BN23, Class XA, 0.80%, 12/15/2052 (Callable 09/15/2029)(b)(c)	2,104,902	50,163
Series 2019-BN24, Class XA, 0.75%, 11/15/2062 (Callable 09/15/2029)(b)(c)	971,241	22,946
Series 2020-BN26, Class XA, 1.31%, 03/15/2063 (Callable 12/15/2029)(b)(c)	936,741	36,905
Series 2020-BN28, Class XA, 1.87%, 03/15/2063 (Callable 07/15/2030)(b)(c)	1,499,031	104,116
Series 2023-BNK45, Class XA, 1.21%, 02/15/2056 (Callable 10/15/2032)(b)(c)	987,954	52,723
BBCMS Mortgage Trust
Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032)(c)	90,000	83,779

	Par	Value
Series 2024-C28, Class XA, 1.33%, 09/15/2057 (Callable 05/15/2034)(b)(c)	$997,177	$75,787
BBCMS Trust
Series 2024-C24, Class XA, 1.86%, 02/15/2057 (Callable 11/15/2033)(b)(c)	993,040	95,014
Series 2025-C32, Class XA, 1.36%, 02/15/2062 (Callable 10/15/2034)(b)(c)	999,077	84,062
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.38%, 03/15/2062 (Callable 01/15/2029)(b)(c)	1,227,692	43,425
Series 2019-B11, Class A2, 3.41%, 05/15/2052 (Callable 06/15/2029)	2,224	2,213
Series 2019-B12, Class XA, 1.20%, 08/15/2052 (Callable 05/15/2029)(b)(c)	897,102	23,700
Series 2020-B18, Class XA, 1.85%, 07/15/2053 (Callable 05/15/2030)(b)(c)	319,934	16,724
Series 2020-B22, Class XA, 1.61%, 01/15/2054 (Callable 11/15/2030)(b)(c)	743,506	46,562
Series 2023-B39, Class XA, 0.72%, 07/15/2056 (Callable 03/15/2033)(b)(c)	1,827,412	65,725
Series 2023-B40, Class XA, 1.43%, 12/15/2056 (Callable 10/15/2033)(b)(c)	966,892	54,056
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 10/25/2025)(a)(c)	79,718	72,643
BMO Mortgage Trust, Series 2024-C9, Class XA, 1.08%, 07/15/2057 (Callable 05/15/2034)(b)(c)	1,071,413	68,086
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.07% (1 mo. Term SOFR + 1.92%), 08/15/2041(a)	445,000	447,645
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/2041(a)(c)	195,000	198,664
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 06/25/2026)(a)(c)	38,282	35,992
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 10/25/2025)(a)(c)	20,199	19,751
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 5.06%, 04/13/2041(a)(c)	100,000	100,000
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.52%, 05/05/2042(a)(c)	230,000	238,909

The accompanying notes are an integral part of these financial statements.

14

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
BX Trust, Series 2024-PAT, Class A, 6.24% (1 mo. Term SOFR + 2.09%), 03/15/2041(a)	$85,000	$85,266
CENT Trust, Series 2025-CITY, Class A, 5.09%, 07/10/2040(a)(c)	180,000	182,368
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	296,312	293,929
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	505,000	498,388
Citigroup Financial Products, Inc., Series 2018-RP1, Class A1, 3.00%, 09/25/2064 (Callable 03/25/2044)(a)(c)	13,436	13,246
COLT Funding LLC, Series 2021-4, Class A1, 1.40%, 10/25/2066 (Callable 10/25/2025)(a)(c)	136,478	117,255
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 10/25/2025)(a)(c)	37,705	35,508
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 10/25/2025)(a)(c)	245,295	213,544
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 10/25/2025)(a)(c)	105,934	92,165
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 10/25/2025)(a)(c)	209,663	176,545
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 10/25/2025)(a)(c)	289,508	251,348
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 10/25/2025)(a)(c)	322,159	291,818
Series 2022-4, Class A1, 4.30%, 03/25/2067 (Callable 10/25/2025)(a)(c)	67,014	67,600
COMM Mortgage Trust
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027)(a)	100,000	95,883
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027)(a)	100,000	94,298
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 05/15/2027)(a)	82,903	84,047
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class A, 6.34%, 08/10/2044(a)	115,000	121,335

	Par	Value
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (Callable 12/10/2029)(a)(c)	$80,000	$82,990
Computershare Corporate Trust, Series 2024-C63, Class XA, 1.21%, 08/15/2057 (Callable 05/15/2034)(b)(c)	1,356,014	97,349
Connecticut Avenue Securities, Series 2024-R02, Class 1M2, 6.16% (30 day avg SOFR US + 1.80%), 02/25/2044 (Callable 02/25/2029)(a)	70,000	70,675
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 07/25/2042)(a)(c)	17,256	15,916
Series 2020-NQM1, Class A1, 2.21%, 05/25/2065 (Callable 10/25/2025)(a)(f)	52,595	50,377
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 02/25/2039)(a)(c)	147,108	133,568
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066 (Callable 10/25/2025)(a)(c)	130,829	117,663
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 10/25/2025)(a)(c)	111,828	93,533
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 10/25/2025)(a)(c)	260,631	224,064
Series 2021-NQM8, Class A1, 1.84%, 10/25/2066 (Callable 10/25/2025)(a)(c)	143,094	130,953
Series 2021-RPL4, Class A1, 4.14%, 12/27/2060 (Callable 10/25/2025)(a)(c)	78,852	78,591
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (Callable 10/25/2025)(a)(c)	386,699	354,767
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000	214,564
Series 2018-C1, Class XA, 0.31%, 10/15/2051 (Callable 07/15/2028)(b)(c)	10,736,671	52,343
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/2049 (Callable 04/10/2026)	21,263	21,205
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 08/10/2026)	475,000	469,374
Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030)(b)(c)	245,463	11,161

The accompanying notes are an integral part of these financial statements.

15

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.93%, 04/13/2040(a)(c)	$90,000	$91,153
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 10/25/2025)(a)(c)	44,936	40,014
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.32%, 08/10/2042(a)(c)	100,000	101,990
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 10/25/2025)(a)(c)	52,514	44,275
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 10/25/2025)(a)(c)	175,241	155,261
FirstKeyHomes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	111,490	111,330
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	468,106	467,234
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 10/25/2025)(a)(c)	77,170	69,184
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (Callable 10/25/2025)(a)(c)	101,381	87,544
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 10/25/2025)(a)(c)	127,294	110,826
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 10/25/2025)(a)(c)	191,099	160,473
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 10/25/2038)(a)(c)	90,350	84,337
Generate CLO Ltd., Series 2023-12A, Class AR, 5.61% (3 mo. Term SOFR + 1.33%), 07/20/2038 (Callable 07/20/2027)(a)	340,000	340,131
GS Mortgage Securities Corp. II, Series 2020-GC45, Class XA, 0.73%, 02/13/2053 (Callable 10/13/2029)(b)(c)	1,344,691	28,697
GS Mortgage Securities Trust
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2025)(a)	138,339	120,007
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	14,082	13,943
HIH Trust, Series 2024-61P, Class A, 5.99% (1 mo. Term SOFR + 1.84%), 10/15/2041(a)	108,378	108,922

	Par	Value
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039(a)(c)	$100,000	$101,496
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 10/25/2025)(a)(c)	102,250	88,304
Series 2022-NQM2, Class A1, 3.64%, 03/25/2067 (Callable 10/25/2025)(a)(f)	374,912	364,573
JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 10/16/2025)(a)	90,000	81,023
KKR CLO Trust, Series 2025-58A, Class A1, 0.00% (3 mo. Term SOFR + 1.29%), 10/15/2038(a)	430,000	431,160
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A1, 5.75%, 07/25/2061 (Callable 10/25/2025)(a)(f)	103,307	103,376
Series 2021-GS4, Class A1, 5.65%, 11/25/2060 (Callable 10/25/2025)(a)(f)	56,850	56,925
Madison Avenue Trust, Series 2025-11MD, Class A, 4.75%, 10/15/2042(a)(c)	355,000	354,546
Mcp Holding Co. LLC, Series 2024-70P, Class A, 5.49%, 03/10/2041(a)(c)	425,000	426,736
MF1, Ltd., Series 2022-FL8, Class AS, 5.88% (1 mo. Term SOFR + 1.75%), 02/19/2037 (Callable 10/17/2025)(a)	260,000	259,431
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 10/25/2025)(a)(c)	10,883	10,363
Series 2021-NQM1, Class A1, 1.15%, 04/25/2065 (Callable 10/25/2025)(a)(c)	43,031	40,616
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 10/25/2025)(a)(c)	70,193	62,238
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, 3.25%, 05/25/2062 (Callable 10/25/2032)(a)(c)	9,099	9,039
Series 2019-GS1, Class A1, 2.75%, 07/25/2059 (Callable 09/25/2038)(a)(c)	83,867	82,285
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	175,000	173,717
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A1, 0.00%, 02/25/2065 (Callable 09/25/2028)(a)(c)	340,000	331,918

The accompanying notes are an integral part of these financial statements.

16

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/2056 (Callable 09/15/2033)(b)(c)	$235,278	$13,488
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 05/25/2030)(a)(c)	21,985	21,383
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 03/25/2034)(a)(c)	19,899	19,162
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 06/25/2033)(a)(c)	15,566	15,023
Series 2017-5A, Class A1, 6.94% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 02/25/2031)(a)	12,505	12,669
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 04/25/2033)(a)(c)	54,448	53,306
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 01/25/2035)(a)(c)	117,252	114,836
Series 2018-4A, Class A1S, 5.02% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 05/25/2031)(a)	41,946	41,244
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 11/25/2032)(a)(c)	79,616	77,088
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 12/25/2035)(a)(c)	56,666	54,078
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 10/25/2025)(a)(c)	14,061	13,534
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (Callable 10/25/2025)(a)(c)	31,638	30,313
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 10/25/2025)(a)(c)	200,068	177,570
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 10/25/2025)(a)(c)	320,900	293,693
NJ 2025-WBRK, Series 2025-WBRK, Class A, 5.87%, 03/05/2035(a)(c)	165,000	171,518
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 10/25/2025)(a)(c)	203,204	179,695
North Park Mortgage Trust, Series 2025-PARK, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 10/15/2040(a)	210,000	209,737

	Par	Value
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.85%, 02/10/2047(a)(c)	$65,000	$68,193
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.36% (1 mo. Term SOFR + 1.21%), 02/15/2042(a)	195,000	193,841
OBX Trust
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 10/25/2025)(a)(c)	124,586	109,040
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (Callable 10/25/2025)(a)(c)	131,974	108,978
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061 (Callable 10/25/2025)(a)(c)	297,957	270,562
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061 (Callable 10/25/2025)(a)(c)	86,596	74,432
Pretium Mortgage Credit Partners LLC
Series 2021-RN2, Class A1, 5.74%, 07/25/2051 (Callable 10/25/2025)(a)(f)	80,261	80,254
Series 2025-NPL4, Class A1, 6.37%, 04/25/2055 (Callable 05/25/2026)(a)(f)	346,576	349,285
Series 2025-NPL6, Class A1, 5.74%, 06/25/2055 (Callable 07/25/2026)(a)(f)	403,522	403,163
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(a)	362,843	360,134
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	323,172	316,413
Series 2022-SFR3, Class A, 3.20%, 04/17/2039(a)	104,842	103,455
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(a)	295,429	295,326
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(a)	94,331	94,382
Series 2022-SFR7, Class A, 4.75%, 10/27/2039(a)	142,113	142,879
PRPM LLC, Series 2025-6, Class A1, 5.77%, 08/25/2028 (Callable 08/25/2026)(a)(f)	214,305	217,042
PRPM Trust, Series 2025-3, Class A1, 6.26%, 05/25/2030 (Callable 05/25/2026)(a)(f)	93,167	95,962
Rad CLO, Series 2021-12A, Class A1AR, 5.63% (3 mo. Term SOFR + 1.32%), 07/30/2040(a)	315,000	315,325
RFR Trust, Series 2025-SGRM, Class A, 5.56%, 03/11/2041(a)(c)	82,040	84,072

The accompanying notes are an integral part of these financial statements.

17

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027)(a)	$50,000	$50,976
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	75,000	73,879
Series 2020-COVE, Class A, 2.63%, 03/15/2037(a)	355,000	331,968
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 10/25/2025)(a)(c)	203,136	169,873
SHR Trust, Series 2024-LXRY, Class A, 6.10% (1 mo. Term SOFR + 1.95%), 10/15/2041(a)	450,000	451,341
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 10/25/2025)(a)(c)	8,271	8,076
Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 10/25/2025)(a)(c)	72,298	68,046
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 10/25/2025)(a)(c)	25,591	24,191
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 10/25/2025)(a)(c)	212,864	188,355
TEXAS Commercial Mortgage Trust 2025-TWR, Series 2025-TWR, Class A, 5.44% (1 mo. Term SOFR + 1.29%), 04/15/2042(a)	325,000	324,562
TowdPoint Mortgage Trust
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 11/25/2029)(a)(c)	6,303	6,251
Series 2018-2, Class A1, 3.25%, 03/25/2058 (Callable 10/25/2029)(a)(c)	25,354	25,141
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 10/25/2029)(a)(c)	44,461	43,805
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 05/25/2028)(a)(c)	138,581	135,171
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 09/25/2030)(a)	98,499	89,934
Series 2021-R1, Class A1, 2.92%, 11/30/2060(a)(c)	380,650	341,858
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039(a)	503,321	499,673

	Par	Value
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1, 5.99%, 08/25/2051 (Callable 10/25/2025)(a)(f)	$93,174	$93,436
Series 2021-NPL9, Class A1, 5.99%, 05/25/2051 (Callable 10/25/2025)(a)(f)	33,384	33,399
Verus Securitization Trust
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 10/25/2025)(a)(c)	51,133	45,810
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 10/25/2025)(a)(c)	92,495	78,822
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 10/25/2025)(a)(c)	304,534	265,817
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 12/25/2025)(a)(c)	140,861	130,654
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 10/25/2025)(a)(c)	48,836	45,660
Series 2022-1, Class A1, 2.72%, 01/25/2067 (Callable 10/25/2025)(a)(f)	228,297	214,278
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,829,110)		22,219,277
ASSET-BACKED SECURITIES - 5.5%
Affirm, Inc., Series 2024-A, Class A, 5.61%, 02/15/2029 (Callable 02/15/2026)(a)	125,000	125,587
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026)(a)	210,000	212,747
Amur Equipment Finance Receivables LLC, Series 2024-1A, Class B, 5.37%, 01/21/2031 (Callable 01/20/2028)(a)	100,000	102,198
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 03/15/2029)(a)	140,000	142,891
Bain Capital Credit CLO, Series 2017-2A, Class A1R3, 5.72% (3 mo. Term SOFR + 1.40%), 07/25/2037 (Callable 07/25/2026)(a)	420,000	421,601
Battalion CLO Ltd., Series 2024-25A, Class B, 6.53% (3 mo. Term SOFR + 2.20%), 03/13/2037 (Callable 04/20/2026)(a)	315,000	315,547

The accompanying notes are an integral part of these financial statements.

18

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Benefit Street Partners CLO Ltd., Series 2023-31A, Class BR, 6.07% (3 mo. Term SOFR + 1.75%), 04/25/2038 (Callable 04/25/2027)(a)	$250,000	$250,790
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060(a)	89,529	77,406
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 10/15/2025)(a)	86,442	73,452
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (Callable 10/15/2025)(a)	93,809	78,576
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (Callable 02/15/2026)(a)	106,987	103,851
Credit Acceptance Corp., Series 2024-2A, Class B, 6.11%, 08/15/2034 (Callable 04/15/2028)(a)	305,000	313,801
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027)(a)	591,938	527,069
DigitalBridgeGroup, Inc.
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2026)(a)	315,000	316,368
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (Callable 09/15/2027)(a)	175,000	175,549
Domino’s SPV Guarantor LLC
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026)(a)	72,000	69,419
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 10/25/2025)(a)	481,388	455,908
Elmwood CLO Ltd., Series 2023-2A, Class BR, 6.07% (3 mo. Term SOFR + 1.75%), 04/16/2036 (Callable 07/16/2026)(a)	250,000	249,992
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 05/15/2030 (Callable 04/15/2030)	90,000	90,421
Extended Stay America Trust, Series 2025-ESH, Class A, 5.45% (1 mo. Term SOFR + 1.30%), 10/15/2042(a)	100,000	100,125
GLS Auto Receivables Trust
Series 2024-4A, Class B, 4.89%, 04/16/2029 (Callable 04/15/2029)(a)	140,000	141,139
Series 2025-1A, Class B, 4.98%, 07/16/2029 (Callable 07/16/2029)(a)	225,000	227,578

	Par	Value
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028)(a)	$55,000	$56,131
GreenSky LLC, Series 2025-2A, Class A3, 5.02%, 06/25/2060(a)	100,000	101,503
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031 (Callable 09/25/2030)(a)	110,000	111,787
Intervest Capital Partners, Inc., Series 2025-B, Class A2, 4.64%, 01/18/2033 (Callable 02/15/2029)(a)	141,000	141,652
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 07/15/2030)(a)	74,611	67,333
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 12/15/2030)(a)	127,019	113,432
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033)(a)	158,923	163,048
Pretium Mortgage Credit Partners LLC
Series 2025-NPL7, Class A1, 5.66%, 07/25/2055 (Callable 07/25/2026)(a)(f)	259,198	259,730
Series 2025-NPL8, Class A1, 5.73%, 08/25/2055 (Callable 07/25/2026)(a)(f)	237,303	238,719
Series 2025-NPL9, Class A1, 5.39%, 08/25/2055 (Callable 08/25/2026)(a)(f)	335,930	336,495
PRPM LLC, Series 2025-7, Class A1, 5.50%, 08/25/2030 (Callable 08/25/2026)(a)(f)	162,422	162,810
RR, Ltd.
Series 2022-23A, Class A2R2, 5.97% (3 mo. Term SOFR + 1.65%), 07/15/2037 (Callable 07/15/2027)(a)	420,000	421,970
Series 2023-26A, Class A2R, 5.82% (3 mo. Term SOFR + 1.50%), 04/15/2038 (Callable 04/15/2026)(a)	250,000	249,736
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 02/15/2028 (Callable 01/15/2027)	5,999	6,000
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 02/20/2029)(a)	100,000	102,813

The accompanying notes are an integral part of these financial statements.

19

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.04%, 07/25/2031 (Callable 01/25/2028)(a)	$42,526	$42,954
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026)(a)	180,000	181,534
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027)(a)	100,000	101,877
Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/2050 (Callable 10/20/2025)(a)	100,000	99,450
Taco Bell Corp., Series 2018-1A, Class A2II, 4.94%, 11/25/2048 (Callable 11/25/2025)(a)	157,163	158,242
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (Callable 02/25/2026)(a)	725,085	671,502
Texas Debt Capital CLO Ltd., Series 2023-1A, Class BR, 5.97% (3 mo. Term SOFR + 1.65%), 07/20/2038 (Callable 07/20/2027)(a)	250,000	249,989
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (Callable 05/15/2027)(a)	205,000	206,372
VFI ABS LLC, Series 2025-1A, Class A, 4.78%, 06/24/2030 (Callable 07/24/2028)(a)	96,211	96,672
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 12/15/2025)(a)	156,783	154,701
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 12/05/2025)(a)	197,000	190,440
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028)(a)	225,000	229,825
TOTAL ASSET-BACKED SECURITIES (Cost $9,331,500)		9,488,732
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.6%
Bermuda Government International Bond
2.38%, 08/20/2030 (Callable 05/20/2030)	200,000	183,200
5.00%, 07/15/2032 (Callable 04/15/2032)(a)	200,000	205,536
Israel Government International Bond, 5.38%, 02/19/2030	200,000	206,459

	Par	Value
Mexico Government International Bond
5.38%, 03/22/2033 (Callable 01/22/2033)	$200,000	$200,110
3.50%, 02/12/2034 (Callable 11/12/2033)	410,000	357,315
6.00%, 05/07/2036 (Callable 02/07/2036)	200,000	204,950
6.88%, 05/13/2037 (Callable 02/13/2037)	200,000	216,110
6.63%, 01/29/2038 (Callable 10/29/2037)	400,000	421,600
Panama Government International Bond, 2.25%, 09/29/2032 (Callable 06/29/2032)	200,000	162,300
Romanian Government International Bond
5.88%, 01/30/2029(a)	162,000	166,674
3.63%, 03/27/2032	340,000	303,528
5.75%, 03/24/2035(a)	120,000	115,830
7.50%, 02/10/2037(a)	56,000	60,218
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,714,340)		2,803,830
MUNICIPAL DEBT OBLIGATIONS - 0.9%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/01/2040	98,548	110,205
County of Riverside CA
2.96%, 02/15/2027	345,000	341,590
3.07%, 02/15/2028	345,000	339,580
Metropolitan Transportation Authority
5.18%, 11/15/2049	20,000	18,480
5.00%, 11/15/2050 (Callable 05/15/2030)	100,000	100,859
New York Transportation Development Corp., 4.25%, 09/01/2035 (Obligor: Research Fndtn Of St Univ)	190,000	186,803
Philadelphia Authority for Industrial Development, 6.55%, 10/15/2028	355,000	377,179
Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	35,000	37,775
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,556,342)		1,512,471

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.05%(g)	1,911,757	1,911,757
TOTAL MONEY MARKET FUNDS (Cost $1,911,757)		1,911,757

The accompanying notes are an integral part of these financial statements.

20

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(g)	535,400	$535,400
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $535,400)		535,400
TOTAL INVESTMENTS - 113.2% (Cost $205,418,387)		$195,890,607
Liabilities in Excess of Other Assets - (13.2)%		(22,880,029)
TOTAL NET ASSETS - 100.0%		$173,010,578

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets
CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $37,843,832 or 21.9% of the Fund’s net assets.

(b)	Interest only security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)	To-be-announced security.
(e)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $522,729.
(f)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(h)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $829,340.
The accompanying notes are an integral part of these financial statements.

21

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Short Bonds	15	12/19/2025	$1,800,937	$47,602
				$47,602

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Ultra Short Notes	(8)	12/19/2025	$920,625	$9,114
U.S. Treasury 10 Year Notes	(20)	12/19/2025	2,250,000	1,285
U.S. Treasury 2 Year Notes	(22)	12/31/2025	4,584,765	3,933
U.S. Treasury 5 Year Notes	(28)	12/31/2025	3,057,469	1,363
U.S. Treasury Long Bonds	(32)	12/19/2025	3,731,000	(3,547)
				$12,148
Net Unrealized Appreciation (Depreciation)				$59,750

The accompanying notes are an integral part of these financial statements.

22

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
September 30, 2025 (Unaudited)

Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
4.24%	SOFR	4.16%	Annually	03/19/2045	$2,485,000	$(4,964)	$(61,054)	$(66,017)
4.24%	SOFR	1.56%	Annually	12/15/2051	565,000	(3,072)	239,803	236,731
4.24%	SOFR	2.97%	Annually	03/15/2053	990,000	2,929	168,594	171,523
4.24%	SOFR	2.88%	Annually	03/15/2053	310,000	3,321	55,238	58,558
4.24%	SOFR	3.59%	Annually	09/20/2053	180,000	721	10,337	11,058
Total Interest Rate Swaps						$(1,065)	$412,918	$411,853

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.
SOFR - Secured Overnight Borrowing Rate
The accompanying notes are an integral part of these financial statements.

23

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Australia - 0.1%
MMG Ltd.(a)	40,325	$34,926
Bermuda - 0.1%
Orient Overseas International Ltd.	4,694	76,090
Brazil - 2.6%
Ambev SA	51,162	116,027
Banco BTG Pactual SA	2,777	25,207
Banco do Brasil SA	25,347	104,774
BB Seguridade Participacoes SA	22,560	140,898
Caixa Seguridade Participacoes SA	8,053	22,802
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,684	165,974
CPFL Energia SA	4,121	30,391
Embraer SA	981	14,735
JBS NV - Class A(a)	3,352	50,045
MBRF Global Foods Co. SA	15,188	55,361
NU Holdings Ltd. - Class A(a)	6,951	111,286
Petroleo Brasileiro SA	23,106	146,131
Porto Seguro SA	9,701	90,590
Rede D’Or Sao Luiz SA(b)	1,639	12,989
Telefonica Brasil SA	27,130	173,365
TIM SA	26,719	117,873
TOTVS SA	13,624	116,856
		1,495,304
Cayman Islands - 0.2%
Chow Tai Fook Jewellery Group Ltd.	42,097	84,126
Chile - 1.6%
Banco de Chile	729,253	110,731
Banco de Credito e Inversiones SA	1,774	78,388
Banco Santander Chile	1,575,258	104,435
Cencosud SA	87,994	250,432
Falabella SA	38,782	229,938
Latam Airlines Group SA(a)	6,934,770	157,547
		931,471
China - 29.9%(c)
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	15,792	48,304
3SBio, Inc.(b)	17,861	69,460
AAC Technologies Holdings, Inc.	11,503	67,549
Agricultural Bank of China Ltd. - Class A	97,250	91,107
Agricultural Bank of China Ltd. - Class H	289,023	194,532
Alibaba Group Holding Ltd.	94,521	2,113,879
Aluminum Corp. of China Ltd. - Class A	26,162	30,371
Aluminum Corp. of China Ltd. - Class H	112,781	116,653
Anker Innovations Technology Co. Ltd. - Class A	9,000	154,536
ANTA Sports Products Ltd.	10,011	119,916
Baidu, Inc. - Class A(a)	2,116	34,987
Bank of Changsha Co. Ltd. - Class A	46,100	57,252
Bank of Chengdu Co. Ltd. - Class A	23,600	57,252

	Shares	Value
Bank of China Ltd. - Class H	524,756	$286,835
Bank of Communications Co. Ltd. - Class H	80,841	67,737
Bank of Hangzhou Co. Ltd. - Class A	12,500	26,835
Bank of Nanjing Co. Ltd. - Class A	49,867	76,591
Bank of Ningbo Co. Ltd. - Class A	8,100	30,096
Bank of Shanghai Co. Ltd.	37,250	46,891
Bilibili, Inc. - Class Z(a)	3,655	103,352
BYD Co. Ltd. - Class A	857	13,217
BYD Co. Ltd. - Class H	13,156	185,956
China CITIC Bank Corp. Ltd. - Class H	175,869	151,013
China Communications Services Corp. Ltd. - Class H	61,392	36,250
China Construction Bank Corp. - Class A	20,986	25,403
China Construction Bank Corp. - Class H	630,850	605,090
China Everbright Bank Co. Ltd. - Class A	73,425	34,697
China Everbright Bank Co. Ltd. - Class H	291,612	121,390
China Feihe Ltd.(b)	157,084	80,659
China Hongqiao Group Ltd.	76,817	260,166
China Huarong Asset Management Co., Ltd. - Series H - Class H(a)(b)	659,834	87,863
China Life Insurance Co. Ltd. - Class A	6,400	35,736
China Life Insurance Co. Ltd. - Class H	75,798	214,652
China Mengniu Dairy Co. Ltd.	82,630	158,901
China Merchants Bank Co. Ltd. - Class H	10,938	65,464
China Minsheng Banking Corp. Ltd. - Class H	93,345	49,265
China Molybdenum Co, Ltd. - Class H	14,528	29,285
China Oilfield Services Ltd. - Class H	47,996	41,108
China Pacific Insurance Group Co. Ltd. - Class A	23,300	115,219
China Pacific Insurance Group Co. Ltd. - Class H	46,240	183,713
China Resources Pharmaceutical Group Ltd.(b)	73,755	45,586
China Tower Corp. Ltd.(b)	81,218	119,727
CITIC Ltd.	83,433	122,206
COSCO SHIPPING Holdings Co. Ltd. - Class A	30,295	61,125
COSCO SHIPPING Holdings Co. Ltd. - Class H	39,115	60,811
CSPC Pharmaceutical Group Ltd.	100,556	121,124
Ecovacs Robotics Co. Ltd. - Class A	11,300	171,068
Giant Biogene Holding Co. ltd(b)	8,094	58,690
Guangdong Haid Group Co. Ltd. - Class A	2,900	25,979
Haidilao International Holding Ltd.(b)	27,773	47,778
Haier Smart Home Co. Ltd. - Class H	10,171	32,997
Hansoh Pharmaceutical Group Co. Ltd.(b)	12,935	60,004
Hithink RoyalFlush Information Network Co. Ltd. - Class A	427	22,409
Huadong Medicine Co. Ltd. - Class A	4,839	28,240
Huaxia Bank Co. Ltd. - Class A	22,931	21,213
Industrial & Commercial Bank of China Ltd. - Class A	22,699	23,286

The accompanying notes are an integral part of these financial statements.

24

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
Industrial & Commercial Bank of China Ltd. - Class H	361,388	$266,106
Industrial Bank Co. Ltd. - Class A	22,400	62,500
Innovent Biologics, Inc.(a)(b)	2,963	36,893
JD Health International, Inc.(a)(b)	3,881	33,047
JD Logistics, Inc.(a)(b)	111,188	186,802
JD.com, Inc. - Class A	18,057	316,368
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	1,740	17,501
Kanzhun Ltd. - ADR(a)	960	22,426
Kingdee International Software Group Co., Ltd.(a)	27,775	62,285
Kingsoft Corp. Ltd.	18,517	82,164
Kuaishou Technology(b)	32,405	350,488
Laopu Gold Co. Ltd. - Class H	229	20,934
Lenovo Group Ltd.	70,579	104,583
Li Auto, Inc. - Class A(a)	2,206	28,242
Li Ning Co. Ltd.	42,949	97,115
Meitu, Inc.(b)	20,682	24,600
Meituan - Class B(a)(b)	30,241	403,982
NetEase, Inc.	13,075	397,119
New China Life Insurance Co. Ltd. - Class A	12,700	109,527
New China Life Insurance Co. Ltd. - Class H	34,967	207,097
New Oriental Education & Technology Group, Inc.(a)	13,713	73,194
People’s Insurance Co. Group of China Ltd. - Class A	148,900	163,386
People’s Insurance Co. Group of China Ltd. - Class H	222,722	194,847
PetroChina Co. Ltd. - Class A	70,600	79,917
PetroChina Co. Ltd. - Class H	278,308	252,305
PICC Property & Casualty Co. Ltd. - Class H	100,625	226,995
Ping An Insurance Group Co. of China Ltd. - Class A	9,500	73,734
Ping An Insurance Group Co. of China Ltd. - Class H	27,447	186,724
Pop Mart International Group Ltd.(b)	9,267	317,412
Postal Savings Bank of China Co. Ltd. - Class H(b)	15,461	10,831
Qifu Technology, Inc. - ADR	7,506	216,023
Rockchip Electronics Co. Ltd. - Class A	1,720	54,824
Seres Group Co. Ltd. - Class A	6,044	146,095
SF Holding Co. Ltd. - Class A	3,200	18,165
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	66,946	50,039
Shanghai Allist Pharmaceuticals Co. Ltd. - Class A	2,700	41,912
Shanghai Pudong Development Bank Co. Ltd. - Class A	13,576	22,734
Sunny Optical Technology Group Co. Ltd.	1,717	19,916

	Shares	Value
Tencent Holdings Ltd.	36,970	$3,150,199
Tingyi Cayman Islands Holding Corp.	107,164	143,158
Tongcheng Travel Holdings Ltd.	30,288	89,473
Vipshop Holdings Ltd. - ADR	10,845	212,996
WuXi AppTec Co. Ltd. - Class A	1,600	25,331
WuXi AppTec Co. Ltd. - Class H(b)	3,342	51,133
Wuxi Biologics Cayman, Inc.(a)(b)	3,888	20,531
Xiaomi Corp. - Class B(a)(b)	90,046	625,815
Yifeng Pharmacy Chain Co. Ltd. - Class A	12,900	44,733
Yonghui Superstores Co. Ltd. - Class A(a)	22,746	15,003
Yum China Holdings, Inc.	4,600	197,432
Yunnan Yuntianhua Co. Ltd. - Class A	2,021	7,619
Yunnan Yuntianhua Co. Ltd. - Class A	4,700	17,719
ZTE Corp. - Class H	3,948	17,993
		16,909,392
Colombia - 0.4%
Grupo Cibest SA	14,027	216,463
Czech Republic - 0.8%
CEZ AS	1,858	115,388
Komercni Banka AS	2,828	141,928
Moneta Money Bank AS(b)	23,830	190,187
		447,503
Egypt - 0.4%
Commercial International Bank - Egypt (CIB)	117,960	249,002
Hong Kong - 1.5%
Alibaba Health Information Technology Ltd.(a)	16,094	13,706
Bosideng International Holdings Ltd.	207,913	124,026
Far East Horizon Ltd.	61,282	54,101
Geely Automobile Holdings Ltd.	88,857	223,229
Sino Biopharmaceutical Ltd.	313,601	326,871
Want Want China Holdings, Ltd.	142,837	96,910
		838,843
Hungary - 0.9%
MOL Hungarian Oil & Gas PLC	7,214	58,626
OTP Bank Nyrt	3,743	323,782
Richter Gedeon Nyrt	3,720	113,179
		495,587
India - 12.0%
Aurobindo Pharma Ltd.	2,688	32,920
Axis Bank Ltd.	7,423	94,565
Bajaj Finance Ltd.	3,020	33,980
Bank of Baroda	54,300	158,112
Bharat Electronics Ltd.	14,383	65,469
Bharat Petroleum Corp. Ltd.	17,236	66,019
Bharti Airtel Ltd.	13,265	280,548
BSE Ltd.	3,199	73,385
Canara Bank	147,843	206,022
Cipla Ltd.	4,975	84,406

The accompanying notes are an integral part of these financial statements.

25

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
India - (Continued)
Coromandel International Ltd.	3,801	$96,293
Divi’s Laboratories Ltd.	673	43,267
Dixon Technologies India Ltd.	59	10,844
Dr Reddy’s Laboratories Ltd.	5,011	69,521
Eternal Ltd.(a)	8,444	30,999
HCL Technologies Ltd.	11,629	181,545
HDFC Asset Management Co. Ltd.(b)	743	46,289
HDFC Bank Ltd.	51,090	547,517
Hindalco Industries Ltd.	15,397	132,138
Hitachi Energy India Ltd.	98	19,868
ICICI Bank Ltd.	28,957	438,851
Indian Hotels Co. Ltd.	4,257	34,556
Indus Towers Ltd.(a)	26,612	102,752
Infosys Ltd.	15,209	247,367
InterGlobe Aviation Ltd.(b)	2,017	126,802
Jubilant Foodworks Ltd.	5,782	40,212
Kotak Mahindra Bank Ltd.	2,153	48,273
Larsen & Toubro Ltd.	891	36,730
LTIMindtree Ltd.(b)	608	35,364
Lupin Ltd.	3,147	68,031
Mahindra & Mahindra Ltd.	719	27,750
Marico Ltd.	1,979	15,553
Max Healthcare Institute Ltd.	2,332	29,281
Mphasis Ltd.	3,534	105,950
Muthoot Finance Ltd.	5,190	179,476
Oil & Natural Gas Corp. Ltd.	58,303	157,147
Page Industries Ltd.	79	36,184
Persistent Systems Ltd.	2,087	113,570
Petronet LNG Ltd.	26,887	84,457
Polycab India Ltd.	496	40,699
Power Finance Corp. Ltd.	55,889	258,089
Punjab National Bank	63,434	80,607
REC Ltd.	43,653	183,122
Reliance Industries Ltd.	14,210	218,263
Samvardhana Motherson International Ltd.	102,695	122,299
Shree Cement Ltd.	201	66,271
Shriram Finance Ltd.(a)	19,078	132,284
Solar Industries India Ltd.	342	51,371
State Bank of India	20,236	198,651
Sun Pharmaceutical Industries Ltd.	3,943	70,981
Tata Consultancy Services Ltd.	2,658	86,516
Tata Motors Ltd.	35,188	269,633
Tata Steel Ltd.	15,356	29,204
Tech Mahindra Ltd.	7,106	112,234
Torrent Pharmaceuticals Ltd.	1,235	50,237
Trent Ltd.	182	9,581
UltraTech Cement Ltd.	189	26,024
Union Bank of India Ltd.	130,073	202,807
UPL Ltd.	24,052	177,567
Vedanta Ltd.	12,792	67,143

	Shares	Value
Wipro Ltd.	15,833	$42,717
Zydus Lifesciences Ltd.	6,155	68,232
		6,766,545
Indonesia - 0.6%
Astra International Tbk PT	38,818	13,462
Bank Mandiri Persero Tbk PT	159,014	42,026
Indofood Sukses Makmur Tbk PT	290,004	125,831
Kalbe Farma Tbk PT	151,601	10,308
Sumber Alfaria Trijaya Tbk PT	154,337	17,893
Telkom Indonesia Persero Tbk PT	281,932	51,911
United Tractors Tbk PT	44,743	71,952
		333,383
Ireland - 0.9%
PDD Holdings, Inc. - ADR(a)	3,979	525,904
Luxembourg - 0.1%
Zabka Group SA(a)	5,078	32,829
Mexico - 2.6%
Alfa SAB de CV - Class A	199,309	159,874
America Movil SAB de CV	90,166	94,629
Arca Continental SAB de CV	8,865	93,111
Cemex SAB de CV	161,257	144,936
Fomento Economico Mexicano SAB de CV	1,522	14,997
Gruma SAB de CV - Class B	5,790	107,807
Grupo Aeroportuario del Centro Norte SAB de CV	2,468	31,854
Grupo Bimbo SAB de CV - Class A	9,298	33,032
Grupo Comercial Chedraui SAB de CV	4,723	37,540
Grupo Financiero Banorte SAB de CV	26,044	261,571
Grupo Mexico SAB de CV - Class B	7,862	68,413
Industrias Penoles SAB de CV(a)	7,471	333,797
Qualitas Controladora SAB de CV	5,802	52,902
Wal-Mart de Mexico SAB de CV	12,174	37,612
		1,472,075
Peru - 0.3%
Credicorp Ltd.	673	179,206
Philippines - 0.0%(d)
Metropolitan Bank & Trust Co.	14,429	16,865
Poland - 2.1%
Bank Polska Kasa Opieki SA	3,869	186,460
CCC SA(a)	1,822	91,241
CD Projekt SA	289	21,547
Dino Polska SA(a)(b)	11,177	134,724
LPP SA	18	87,648
mBank SA(a)	276	68,482
ORLEN SA	5,144	122,565
PGE Polska Grupa Energetyczna SA(a)	18,875	55,806
Powszechna Kasa Oszczednosci Bank Polski SA	11,293	219,431

The accompanying notes are an integral part of these financial statements.

26

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Poland - (Continued)
Powszechny Zaklad Ubezpieczen SA	9,586	$143,553
Santander Bank Polska SA	469	60,983
		1,192,440
Qatar - 1.0%
Commercial Bank PSQC	55,945	70,474
Ooredoo QPSC	43,703	164,104
Qatar Islamic Bank QPSC	13,131	86,206
Qatar National Bank QPSC	48,323	246,610
		567,394
Republic of Korea - 0.0%(d)
HMM Co. Ltd.	1,612	23,101
Russia - 0.0%(d)
Magnit PJSC(a)(e)	1,813	0
PhosAgro PJSC - GDR(a)(e)	33	0
PhosAgro PJSC - GDR(a)(e)	5,197	0
Polyus PJSC - GDR(a)(e)	994	0
Rosneft Oil Co. PJSC(a)(e)	13,382	0
Sberbank of Russia PJSC(a)(e)	120,116	0
VTB Bank PJSC(a)(e)	25,684	0
		0
Singapore - 0.2%
Trip.com Group Ltd.	1,300	98,589
South Africa - 3.9%
Absa Group Ltd.	10,884	114,221
Bid Corp. Ltd.	4,194	104,971
Bidvest Group Ltd.	1,679	20,603
Capitec Bank Holdings Ltd.	302	60,939
Clicks Group Ltd.	3,260	66,488
Discovery Ltd.	4,251	48,550
FirstRand Ltd.	24,370	109,572
Gold Fields Ltd.	4,347	182,032
Harmony Gold Mining Co. Ltd.	9,363	169,171
MTN Group Ltd.	29,593	249,026
Naspers Ltd.(a)	78	28,343
Nedbank Group Ltd.	4,543	56,163
Old Mutual Ltd.	108,379	83,744
OUTsurance Group Ltd.	31,013	128,757
Pepkor Holdings Ltd.(b)	122,177	172,075
Sanlam Ltd.	28,373	137,331
Sasol Ltd.(a)	16,643	103,566
Shoprite Holdings Ltd.	2,578	40,903
Standard Bank Group Ltd.	13,667	186,979
Vodacom Group Ltd.	19,636	151,730
		2,215,164
South Korea - 11.9%
Amorepacific Corp.	865	75,510
Coway Co. Ltd.	1,975	138,617
DB Insurance Co. Ltd.	2,070	204,574
Hana Financial Group, Inc.	1,840	114,402

	Shares	Value
Hanwha Aerospace Co. Ltd.	79	$62,476
HD Hyundai Co. Ltd.	1,332	147,801
HD Hyundai Electric Co. Ltd.	361	150,153
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	658	192,807
Hyundai Glovis Co. Ltd.	1,378	162,564
Hyundai Mobis Co. Ltd.	338	71,911
Hyundai Rotem Co. Ltd.	872	136,312
Industrial Bank of Korea	8,708	120,824
KB Financial Group, Inc.	2,557	211,044
Kia Corp.	2,567	184,251
Korea Electric Power Corp.	3,880	100,107
Korea Investment Holdings Co. Ltd.	2,324	240,355
Krafton, Inc.(a)	383	79,972
LG Display Co., Ltd.(a)	7,359	75,555
LG Electronics, Inc.	2,453	132,317
LG H&H Co. Ltd.	492	100,416
LG Uplus Corp.	37,049	405,242
Meritz Financial Group, Inc.	2,726	221,125
Mirae Asset Securities Co. Ltd.	8,696	132,800
NH Investment & Securities Co. Ltd.	2,021	27,986
Orion Corp.	1,924	142,063
Samsung Electronics Co. Ltd.	26,216	1,571,658
Samsung Fire & Marine Insurance Co. Ltd.	260	83,689
Samyang Foods Co. Ltd.	43	46,865
Shinhan Financial Group Co. Ltd.	1,754	88,433
SK Hynix, Inc.	3,770	934,575
SK Telecom Co. Ltd.	6,483	251,315
Woori Financial Group, Inc.	7,595	140,653
		6,748,372
Taiwan - 15.6%
Accton Technology Corp.	1,599	55,295
Alchip Technologies Ltd.	239	27,455
Asustek Computer, Inc.	6,729	148,659
Cathay Financial Holding Co. Ltd.	12,940	27,952
China Airlines Ltd.	24,330	16,702
CTBC Financial Holding Co. Ltd.	119,834	169,004
Delta Electronics, Inc.	9,748	274,602
Elite Material Co. Ltd.	538	21,774
Eva Airways Corp.	80,447	100,895
Evergreen Marine Corp. Taiwan Ltd.	28,261	166,450
Fubon Financial Holding Co. Ltd.	69,398	201,499
Hon Hai Precision Industry Co. Ltd.	16,825	120,133
Hua Nan Financial Holdings Co. Ltd.	458	445
International Games System Co. Ltd.	4,141	107,223
King Slide Works Co. Ltd.	517	56,153
MediaTek, Inc.	11,421	495,326
Nien Made Enterprise Co. Ltd.	1,045	14,608
President Chain Store Corp.	1,333	10,856
Realtek Semiconductor Corp.	10,632	192,477
Taiwan Mobile Co. Ltd.	12,133	43,434
Taiwan Semiconductor Manufacturing Co. Ltd.	142,723	6,199,577

The accompanying notes are an integral part of these financial statements.

27

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - (Continued)
Uni-President Enterprises Corp.	61,498	$158,559
Wan Hai Lines Ltd.	22,614	55,270
Yang Ming Marine Transport Corp.	38,604	67,333
Yuanta Financial Holding Co. Ltd.	716	820
Zhen Ding Technology Holding Ltd.	18,957	103,670
		8,836,171
Thailand - 0.5%
Advanced Info Service PCL - NVDR	12,307	110,557
Delta Electronics Thailand PCL - NVDR	13,479	66,164
Krung Thai Bank PCL - NVDR	109,098	83,471
		260,192
Turkey - 0.7%
Akbank TAS	76,629	115,800
BIM Birlesik Magazalar AS	7,235	94,222
Turk Hava Yollari AO	1,551	11,761
Turkcell Iletisim Hizmetleri AS	42,412	99,952
Turkiye Is Bankasi AS - Class C	109,361	37,304
Yapi ve Kredi Bankasi AS(a)	70,447	57,632
		416,671
United Arab Emirates - 1.9%
Abu Dhabi Commercial Bank PJSC	27,009	107,329
Abu Dhabi Islamic Bank PJSC	37,341	221,665
Americana Restaurants International PLC - Foreign Co.	21,686	11,631
Dubai Islamic Bank PJSC	66,784	174,183
Emaar Development PJSC	17,286	63,343
Emaar Properties PJSC	51,827	184,258
Emirates NBD Bank PJSC	32,478	214,866
First Abu Dhabi Bank PJSC	25,944	110,469
		1,087,744
United Kingdom - 0.2%
Anglogold Ashanti PLC	1,863	130,082
United States - 0.3%
BeOne Medicines Ltd.(a)	5,308	141,634
TOTAL COMMON STOCKS (Cost $33,559,736)		52,823,068
INVESTMENT COMPANIES - 4.9%
United States – 4.9%
iShares Core MSCI Emerging Markets ETF	20,539	1,353,931
iShares MSCI Saudi Arabia ETF()	34,336	1,393,355
TOTAL INVESTMENT COMPANIES (Cost $2,346,442)		2,747,286
PREFERRED STOCKS - 1.8%
Brazil - 1.1%
Banco Bradesco SA - Preference Shares, 0.00%	20,000	66,588

	Shares	Value
Itau Unibanco Holding SA - Preference Shares, 0.00%	46,216	$338,919
Itausa SA, 0.00%	14,668	31,777
Petroleo Brasileiro SA - Petrobras, 0.00%	27,807	163,793
		601,077
Colombia - 0.4%
Grupo Cibest SA, 0.00%	19,662	256,078
India - 0.0%(d)
TVS Motor Co. Ltd., 0.00%(e)	2,608	0
South Korea - 0.3%
Samsung Electronics Co. Ltd., 0.00%	3,252	154,343
TOTAL PREFERRED STOCKS (Cost $627,886)		1,011,498
	Units
SHORT-TERM INVESTMENTS
Investments Purchased with Proceeds from Securities Lending - 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(g)	1,393,672	1,393,672
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,393,672)		1,393,672
	Shares
MONEY MARKET FUNDS - 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(g)	82,103	82,103
TOTAL MONEY MARKET FUNDS (Cost $82,103)		82,103
TOTAL INVESTMENTS - 102.6% (Cost $38,009,839)		$58,057,627
Liabilities in Excess of Other Assets - (2.6)%		(1,460,440)
TOTAL NET ASSETS - 100.0%		$56,597,187

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
The accompanying notes are an integral part of these financial statements.

28

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)
LLC - Limited Liability Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $3,349,731 or 5.9% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(f)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $1,379,395.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
Sector Classification as of September 30, 2025
(% of Net Assets)

Financials	$15,641,360	27.7%
Information Technology	12,647,036	22.4
Consumer Discretionary	7,388,566	13.3
Communication Services	6,816,120	12.0
Consumer Staples	2,794,307	5.1
Materials	2,274,747	3.9
Industrials	2,257,468	3.6
Health Care	1,689,611	3.0
Energy	1,610,084	2.8
Utilities	467,666	0.9
Real Estate	247,601	0.4
Investment Companies	2,747,286	4.9
Investments Purchased with Proceeds from Securities Lending	1,393,672	2.5
Money Market Funds	82,103	0.1
Other Assets in Excess of Liabilities	(1,460,440)	(2.6)
	$56,597,187	100.0%

The accompanying notes are an integral part of these financial statements.

29

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	14,273	$1,889,745
Expeditors International of Washington, Inc.	1,071	131,294
		2,021,039
Airlines - 0.0%(a)
Delta Air Lines, Inc.	2,817	159,865
Automobile Components - 0.2%
Aptiv PLC(b)	6,158	530,943
BorgWarner, Inc.	24,542	1,078,866
		1,609,809
Automobiles - 1.0%
Tesla, Inc.(b)	12,986	5,775,134
Thor Industries, Inc.(c)	5,773	598,602
		6,373,736
Banks - 3.1%
Bank of America Corp.	50,113	2,585,330
Bank OZK	17,172	875,429
Citigroup, Inc.	18,730	1,901,095
Comerica, Inc.	2,578	176,645
Cullen Frost Bankers, Inc.	3,796	481,219
East West Bancorp, Inc.	8,988	956,773
First Horizon Corp.	5,907	133,557
JPMorgan Chase & Co.	28,334	8,937,394
Popular, Inc.	5,634	715,574
Regions Financial Corp.	6,022	158,800
Synovus Financial Corp.	8,106	397,842
The PNC Financial Services Group, Inc.	743	149,291
U.S. Bancorp	13,157	635,878
Wells Fargo & Co.	26,196	2,195,749
Western Alliance Bancorp	820	71,110
Zions Bancorp NA	12,013	679,695
		21,051,381
Beverages - 0.9%
Boston Beer Co., Inc. - Class A(b)	7,647	1,616,729
Coca-Cola Co.	8,783	582,488
Coca-Cola Consolidated, Inc.	15,112	1,770,522
Monster Beverage Corp.(b)	24,502	1,649,230
PepsiCo, Inc.	3,709	520,892
		6,139,861
Biotechnology - 2.5%
AbbVie, Inc.	13,672	3,165,615
Alnylam Pharmaceuticals, Inc.(b)	1,660	756,960
Biogen, Inc.(b)	3,683	515,915
BioMarin Pharmaceutical, Inc.(b)	2,492	134,967
Exelixis, Inc.(b)	66,871	2,761,772
Gilead Sciences, Inc.	26,403	2,930,733
Halozyme Therapeutics, Inc.(b)	11,338	831,529

	Shares	Value
Incyte Corp.(b)	25,743	$2,183,264
Natera, Inc.(b)	2,316	372,806
Summit Therapeutics, Inc.(b)(c)	34,515	713,080
United Therapeutics Corp.(b)	2,729	1,144,024
Vertex Pharmaceuticals, Inc.(b)	2,451	959,909
		16,470,574
Broadline Retail - 4.4%
Amazon.com, Inc.(b)	84,525	18,559,154
Coupang, Inc.(b)	34,818	1,121,140
Dillard’s, Inc. - Class A(c)	4,071	2,501,548
eBay, Inc.	17,786	1,617,637
Etsy, Inc.(b)(c)	33,885	2,249,625
Macy’s, Inc.	195,139	3,498,842
Ollie’s Bargain Outlet Holdings, Inc.(b)	977	125,447
		29,673,393
Building Products - 0.9%
A O Smith Corp.	4,917	360,957
Allegion PLC	5,326	944,566
Armstrong World Industries, Inc.	3,834	751,502
Builders FirstSource, Inc.(b)	14,034	1,701,622
Carlisle Cos., Inc.	678	223,035
Johnson Controls International PLC	1,525	167,674
Lennox International, Inc.(c)	1,266	670,170
Masco Corp.	9,495	668,353
Trane Technologies PLC	1,632	688,639
		6,176,518
Capital Markets - 4.2%
Affiliated Managers Group, Inc.	2,714	647,099
Ameriprise Financial, Inc.	3,576	1,756,710
Bank of New York Mellon Corp.	19,725	2,149,236
Blackrock, Inc.	626	729,835
Blackstone, Inc.	1,089	186,056
Brookfield Asset Management Ltd.	8,085	460,360
Carlyle Group, Inc.	19,403	1,216,568
Cboe Global Markets, Inc.	3,382	829,435
Charles Schwab Corp.	11,726	1,119,481
CME Group, Inc.	2,815	760,585
Coinbase Global, Inc. - Class A(b)	711	239,955
Evercore, Inc. - Class A	510	172,033
Invesco Ltd.	19,353	443,958
Lazard, Inc.	27,008	1,425,482
LPL Financial Holdings, Inc.	4,824	1,604,897
Moody’s Corp.	1,341	638,960
Morgan Stanley	14,821	2,355,946
Northern Trust Corp.	17,302	2,328,849
Raymond James Financial, Inc.	7,593	1,310,552
Robinhood Markets, Inc. - Class A(b)	13,757	1,969,727
SEI Investments Co.	17,879	1,517,033
State Street Corp.	18,864	2,188,413
Virtu Financial, Inc. - Class A	50,399	1,789,164
		27,840,334

The accompanying notes are an integral part of these financial statements.

30

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - 0.5%
CF Industries Holdings, Inc.	6,732	$603,861
Corteva, Inc.	3,819	258,279
NewMarket Corp.	1,682	1,393,049
RPM International, Inc.	2,697	317,922
Scotts Miracle-Gro Co.	3,420	194,769
Sherwin-Williams Co.	980	339,335
		3,107,215
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,303	1,293,754
Rollins, Inc.	18,729	1,100,141
Veralto Corp.	3,542	377,613
		2,771,508
Communications Equipment - 1.4%
Arista Networks, Inc.(b)	3,950	575,555
Ciena Corp.(b)	9,549	1,391,003
Cisco Systems, Inc.	37,841	2,589,081
F5, Inc.(b)	6,080	1,964,995
Motorola Solutions, Inc.	1,253	572,984
Ubiquiti, Inc.	3,475	2,295,516
		9,389,134
Construction & Engineering - 0.9%
API Group Corp.(b)	21,028	722,732
Comfort Systems USA, Inc.	1,233	1,017,447
EMCOR Group, Inc.	3,397	2,206,487
MasTec, Inc.(b)	2,013	428,387
Valmont Industries, Inc.	4,578	1,775,028
		6,150,081
Construction Materials - 0.0%(a)
CRH PLC	2,664	319,414
Consumer Finance - 1.5%
American Express Co.	6,628	2,201,556
Credit Acceptance Corp.(b)(c)	1,433	669,111
OneMain Holdings, Inc.	30,574	1,726,208
SLM Corp.	67,476	1,867,736
SoFi Technologies, Inc.(b)	38,767	1,024,224
Synchrony Financial	39,225	2,786,936
		10,275,771
Consumer Staples Distribution & Retail - 4.6%
Albertsons Cos., Inc. - Class A	109,890	1,924,174
BJ’s Wholesale Club Holdings, Inc.(b)	17,481	1,630,103
Casey’s General Stores, Inc.	2,838	1,604,378
Costco Wholesale Corp.	4,246	3,930,225
Dollar General Corp.	20,355	2,103,689
Dollar Tree, Inc.(b)	20,326	1,918,165
Kroger Co.	38,578	2,600,543
Maplebear, Inc.(b)(c)	38,498	1,415,187
Performance Food Group Co.(b)	18,463	1,920,891
Sprouts Farmers Market, Inc.(b)	15,729	1,711,315

	Shares	Value
SYSCO Corp.	17,274	$1,422,341
Target Corp.	11,446	1,026,706
US Foods Holding Corp.(b)	33,711	2,582,937
Walmart, Inc.	50,901	5,245,857
		31,036,511
Distributors - 0.2%
Genuine Parts Co.	3,697	512,404
LKQ Corp.	22,908	699,611
		1,212,015
Diversified Consumer Services - 0.6%
ADT, Inc.	100,418	874,641
Grand Canyon Education, Inc.(b)	8,717	1,913,556
H&R Block, Inc.	22,809	1,153,451
		3,941,648
Diversified Financial Services - 0.1%
Interactive Brokers Group, Inc. - Class A	5,767	396,827
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	66,296	1,872,199
GCI Liberty Inc SR Escrow(b)(d)	3,912	3,538
GCI Liberty, Inc. - Class A(b)	11,535	433,197
GCI Liberty, Inc. - Class C(b)	11,727	437,065
Liberty Global Ltd. - Class A(b)	103,678	1,188,150
Liberty Global Ltd. - Class C(b)	102,565	1,205,139
Verizon Communications, Inc.	38,860	1,707,897
		6,847,185
Electric Utilities - 0.1%
NRG Energy, Inc.	4,234	685,696
Electrical Equipment - 0.7%
Acuity, Inc.	4,423	1,523,237
GE Vernova, Inc.	2,715	1,669,453
Generac Holdings, Inc.(b)	6,582	1,101,827
Vertiv Holdings Co. - Class A	1,285	193,855
		4,488,372
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. - Class A	1,975	244,406
Avnet, Inc.	11,709	612,147
Ingram Micro Holding Corp.	6,437	138,331
Keysight Technologies, Inc.(b)	1,290	225,647
Ralliant Corp.	3,218	140,723
Vontier Corp.	18,553	778,669
		2,139,923
Entertainment - 2.3%
Electronic Arts, Inc.	12,062	2,432,905
Liberty Media Corp.-Liberty Live - Class A(b)	7,220	680,846
Liberty Media Corp.-Liberty Live - Class C(b)	7,278	705,748

The accompanying notes are an integral part of these financial statements.

31

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Entertainment - (Continued)
Live Nation Entertainment, Inc.(b)(c)	4,136	$675,822
Netflix, Inc.(b)	3,617	4,336,494
ROBLOX Corp. - Class A(b)	8,385	1,161,490
Roku, Inc.(b)	11,615	1,163,010
Spotify Technology SA(b)	1,910	1,333,180
Take-Two Interactive Software, Inc.(b)	2,218	573,042
Walt Disney Co.	3,669	420,101
Warner Bros Discovery, Inc.(b)	91,593	1,788,811
		15,271,449
Financial Services - 4.0%
Apollo Global Management, Inc.	5,704	760,172
Berkshire Hathaway, Inc. - Class B(b)	16,530	8,310,292
Corpay, Inc.(b)	1,795	517,068
Euronet Worldwide, Inc.(b)	8,118	712,842
Fiserv, Inc.(b)	2,665	343,599
Jack Henry & Associates, Inc.	581	86,528
Mastercard, Inc. - Class A	8,196	4,661,967
MGIC Investment Corp.	32,247	914,847
Mr Cooper Group, Inc.	303	63,869
PayPal Holdings, Inc.(b)	17,025	1,141,697
Shift4 Payments, Inc. - Class A(b)(c)	1,678	129,877
Toast, Inc. - Class A(b)	8,440	308,144
Visa, Inc. - Class A	16,703	5,702,070
Voya Financial, Inc.	5,414	404,967
Western Union Co.(c)	227,307	1,816,183
WEX, Inc.(b)	7,360	1,159,421
		27,033,543
Food Products - 0.4%
Flowers Foods, Inc.	77,476	1,011,062
Ingredion, Inc.	4,396	536,796
Pilgrim’s Pride Corp.	23,538	958,467
		2,506,325
Gas Utilities - 0.1%
UGI Corp.	10,284	342,046
Ground Transportation - 0.4%
Landstar System, Inc.	552	67,653
Lyft, Inc. - Class A(b)	63,633	1,400,562
Uber Technologies, Inc.(b)	10,575	1,036,033
		2,504,248
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	10,866	1,455,392
Align Technology, Inc.(b)	4,459	558,356
Boston Scientific Corp.(b)	12,208	1,191,867
Envista Holdings Corp.(b)	59,623	1,214,521
Globus Medical, Inc. - Class A(b)	17,154	982,410
IDEXX Laboratories, Inc.(b)	521	332,862
Inspire Medical Systems, Inc.(b)	7,207	534,759
Insulet Corp.(b)	1,736	535,955
Masimo Corp.(b)	3,467	511,556

	Shares	Value
Medtronic PLC	1,367	$130,193
Penumbra, Inc.(b)	2,282	578,076
ResMed, Inc.	3,703	1,013,622
Stryker Corp.	757	279,840
Zimmer Biomet Holdings, Inc.	2,041	201,039
		9,520,448
Health Care Providers & Services - 1.4%
Chemed Corp.	2,577	1,153,826
CVS Health Corp.	12,257	924,055
HCA Healthcare, Inc.	833	355,025
Henry Schein, Inc.(b)	20,660	1,371,204
Humana, Inc.	6,568	1,708,797
Labcorp Holdings, Inc.	1,333	382,651
McKesson Corp.	680	525,327
Quest Diagnostics, Inc.	1,678	319,793
UnitedHealth Group, Inc.	7,788	2,689,196
		9,429,874
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	605	3,266,558
Boyd Gaming Corp.	10,429	901,587
Carnival Corp.(b)	12,774	369,296
Domino’s Pizza, Inc.	2,246	969,621
DoorDash, Inc. - Class A(b)	4,416	1,201,108
Expedia Group, Inc.	8,552	1,827,990
Flutter Entertainment PLC(b)	1,033	262,382
McDonald’s Corp.	1,405	426,966
Travel + Leisure Co.	15,047	895,146
Yum! Brands, Inc.	5,984	909,568
		11,030,222
Household Durables - 0.3%
NVR, Inc.(b)	65	522,253
SharkNinja, Inc.(b)	14,485	1,494,128
TopBuild Corp.(b)	782	305,652
		2,322,033
Household Products - 0.4%
Colgate-Palmolive Co.	6,976	557,661
Kimberly-Clark Corp.	2,643	328,631
Procter & Gamble Co.	12,980	1,994,377
		2,880,669
Insurance - 4.9%
Allstate Corp.	11,283	2,421,896
American Financial Group, Inc.	4,915	716,214
Aon PLC - Class A	3,273	1,167,086
Arch Capital Group, Ltd.	5,927	537,757
Assurant, Inc.	1,325	286,995
Axis Capital Holdings Ltd.	20,569	1,970,510
Brighthouse Financial, Inc.(b)	7,801	414,077
Chubb, Ltd.	3,356	947,231
Cincinnati Financial Corp.	2,570	406,317
Fidelity National Financial, Inc.	8,433	510,112
Globe Life, Inc.	14,163	2,024,884

The accompanying notes are an integral part of these financial statements.

32

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Hanover Insurance Group, Inc.	8,532	$1,549,667
Hartford Financial Services Group, Inc.	13,433	1,791,828
Kemper Corp.	6,439	331,930
Kinsale Capital Group, Inc.	771	327,875
Lincoln National Corp.	55,687	2,245,857
Loews Corp.	1,773	177,992
Markel Group, Inc.(b)	186	355,513
Marsh & McLennan Cos., Inc.	4,652	937,518
MetLife, Inc.	12,020	990,087
Old Republic International Corp.	35,954	1,526,966
Primerica, Inc.	5,641	1,565,885
Progressive Corp.	11,089	2,738,429
RenaissanceRe Holdings Ltd.	6,913	1,755,418
Ryan Specialty Holdings, Inc.	5,572	314,038
The Travelers Cos., Inc.	5,592	1,561,398
Unum Group	25,220	1,961,612
W.R. Berkley Corp.	21,274	1,630,014
		33,165,106
Interactive Media & Services - 6.2%
Alphabet, Inc. - Class A	49,623	12,063,351
Alphabet, Inc. - Class C	39,642	9,654,809
IAC, Inc.(b)	31,654	1,078,452
Match Group, Inc.	54,017	1,907,880
Meta Platforms, Inc. - Class A	20,668	15,178,166
Pinterest, Inc. - Class A(b)	30,424	978,740
Reddit, Inc. - Class A(b)	2,112	485,739
		41,347,137
IT Services - 1.7%
Accenture PLC - Class A	4,556	1,123,510
Akamai Technologies, Inc.(b)	4,986	377,739
Amdocs Ltd.	8,655	710,143
Block, Inc.(b)	6,619	478,355
Cloudflare, Inc. - Class A - Class A(b)	1,294	277,680
Cognizant Technology Solutions Corp. - Class A	12,177	816,711
DXC Technology Co.(b)	26,219	357,365
EPAM Systems, Inc.(b)	978	147,473
Gartner, Inc.(b)	1,760	462,651
GoDaddy, Inc. - Class A(b)	6,245	854,503
International Business Machines Corp.	5,754	1,623,549
Kyndryl Holdings, Inc.(b)	34,223	1,027,717
Paycom Software, Inc.	720	149,861
Twilio, Inc. - Class A(b)	9,892	990,090
VeriSign, Inc.	7,676	2,145,979
		11,543,326
Leisure Products - 0.5%
Hasbro, Inc.	8,313	630,541
Mattel, Inc.(b)	82,814	1,393,760
YETI Holdings, Inc.(b)	44,773	1,485,568
		3,509,869

	Shares	Value
Life Sciences Tools & Services - 0.2%
Illumina, Inc.(b)	8,221	$780,748
Mettler-Toledo International, Inc.(b)	241	295,854
Tempus AI, Inc.(b)	5,397	435,592
		1,512,194
Machinery - 1.1%
AGCO Corp.	6,282	672,614
Allison Transmission Holdings, Inc.	10,456	887,505
Caterpillar, Inc.	884	421,801
Crane Co.	838	154,309
Cummins, Inc.	325	137,270
Donaldson Co., Inc.	4,128	337,877
Flowserve Corp.	4,279	227,386
Gates Industrial Corp. PLC(b)	25,048	621,691
Graco, Inc.	1,112	94,476
Illinois Tool Works, Inc.	255	66,494
Lincoln Electric Holdings, Inc.	2,871	677,068
Mueller Industries, Inc.	8,094	818,384
Otis Worldwide Corp.	7,675	701,725
Snap-on, Inc.	2,456	851,078
Toro Co.	10,334	787,451
		7,457,129
Media - 1.2%
Comcast Corp. - Class A	3,865	121,438
Fox Corp. - Class A	25,692	1,620,138
Fox Corp. - Class B	27,363	1,567,626
New York Times Co. - Class A	28,162	1,616,499
News Corp. - Class A	11,405	350,248
News Corp. - Class B	26,505	915,748
Nexstar Media Group, Inc.	7,426	1,468,417
Sirius XM Holdings, Inc.	7,831	182,266
		7,842,380
Metals & Mining - 0.3%
Newmont Goldcorp Corp.	10,628	896,047
Reliance, Inc.	4,092	1,149,156
		2,045,203
Oil, Gas & Consumable Fuels - 0.9%
APA Corp.	46,892	1,138,538
Cheniere Energy, Inc.	838	196,913
Chevron Corp.	1,399	217,251
Civitas Resources, Inc.	9,642	313,365
EOG Resources, Inc.	10,929	1,225,360
Exxon Mobil Corp.	17,347	1,955,874
Matador Resources Co.	7,680	345,062
Ovintiv, Inc.	7,298	294,693
		5,687,056
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	4,739	421,013
		421,013
Passenger Airlines - 0.3%
United Airlines Holdings, Inc.(b)	21,392	2,064,328

The accompanying notes are an integral part of these financial statements.

33

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - 0.3%
BellRing Brands, Inc.(b)	18,397	$668,731
Coty, Inc. - Class A(b)	109,448	442,170
elf Beauty, Inc.(b)	3,300	437,184
Estee Lauder Cos., Inc. - Class A	5,121	451,262
		1,999,347
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	46,564	2,100,037
Corcept Therapeutics, Inc.(b)	6,966	578,944
Eli Lilly & Co.	4,848	3,699,024
Jazz Pharmaceuticals PLC(b)	14,599	1,924,148
Johnson & Johnson	21,507	3,987,828
Merck & Co., Inc.	19,166	1,608,602
Organon & Co.	31,766	339,261
Viatris, Inc.	77,865	770,864
		15,008,708
Professional Services - 1.0%
Booz Allen Hamilton Holding Corp.	3,948	394,603
Broadridge Financial Solutions, Inc.	1,170	278,659
CACI International, Inc. - Class A(b)	1,813	904,288
Concentrix Corp.(c)	26,395	1,218,129
ExlService Holdings, Inc.(b)	28,595	1,259,038
Genpact, Ltd.	38,303	1,604,513
Leidos Holdings, Inc.	1,616	305,359
Robert Half, Inc.	14,876	505,486
Verisk Analytics, Inc.	1,559	392,104
		6,862,179
Semiconductors & Semiconductor Equipment - 9.2%
Applied Materials, Inc.	4,735	969,444
Astera Labs, Inc.(b)	1,279	250,428
Broadcom, Inc.	34,764	11,468,991
Cirrus Logic, Inc.(b)	11,829	1,482,055
KLA Corp.	988	1,065,657
Lam Research Corp.	8,004	1,071,736
Micron Technology, Inc.	837	140,047
NVIDIA Corp.	221,480	41,323,738
Qorvo, Inc.(b)	10,021	912,713
QUALCOMM, Inc.	11,773	1,958,556
Skyworks Solutions, Inc.	5,462	420,465
Teradyne, Inc.	2,515	346,165
		61,409,995
Software - 10.0%
Adobe, Inc.(b)	5,084	1,793,381
Appfolio, Inc. - Class A(b)	3,046	839,660
AppLovin Corp. - Class A(b)	5,577	4,007,298
Atlassian Corp. - Class A(b)	3,342	533,717
Autodesk, Inc.(b)	3,689	1,171,885
Cadence Design System, Inc.(b)	1,277	448,559
Crowdstrike Holdings, Inc. - Class A(b)	867	425,159
DocuSign, Inc.(b)	22,275	1,605,805

	Shares	Value
Dolby Laboratories, Inc. - Class A	1,873	$135,549
Dropbox, Inc. - Class A(b)	88,236	2,665,610
Fair Isaac Corp.(b)	280	419,028
Fortinet, Inc.(b)	13,947	1,172,664
HubSpot, Inc.(b)	192	89,818
Intuit, Inc.	1,139	777,834
Manhattan Associates, Inc.(b)	953	195,346
Microsoft Corp.	65,718	34,038,638
Nutanix, Inc. - Class A(b)	16,574	1,232,940
Oracle Corp.	2,986	839,783
Palantir Technologies, Inc. - Class A(b)	25,027	4,565,425
Pegasystems, Inc.	35,931	2,066,033
RingCentral, Inc. - Class A(b)	67,116	1,902,067
Rubrik, Inc. - Class A(b)	4,049	333,030
Salesforce, Inc.	6,006	1,423,422
ServiceNow, Inc.(b)	826	760,151
Teradata Corp.(b)	75,025	1,613,788
Unity Software, Inc.(b)	8,437	337,817
Workday, Inc. - Class A(b)	1,301	313,190
Zoom Video Communications, Inc. - Class A(b)	17,566	1,449,195
Zscaler, Inc.(b)	639	191,483
		67,348,275
Specialty Retail - 3.8%
AutoZone, Inc.(b)	512	2,196,603
Bath & Body Works, Inc.	55,343	1,425,636
Best Buy Co., Inc.	16,116	1,218,692
Carvana Co.(b)	982	370,450
Chewy, Inc. - Class A(b)	28,590	1,156,465
Five Below, Inc.(b)	6,116	946,145
Gap, Inc.	119,707	2,560,533
Home Depot, Inc.	7,524	3,048,649
Lowe’s Cos., Inc.	6,684	1,679,756
Murphy USA, Inc.	2,326	903,093
O’Reilly Automotive, Inc.(b)	19,601	2,113,184
Penske Automotive Group, Inc.	2,889	502,426
Ross Stores, Inc.	1,950	297,160
TJX Cos., Inc.	14,009	2,024,861
Tractor Supply Co.	5,062	287,876
Ulta Beauty, Inc.(b)	3,152	1,723,356
Wayfair, Inc. - Class A(b)(c)	19,951	1,782,223
Williams Sonoma, Inc.	7,298	1,426,394
		25,663,502
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	135,318	34,456,022
Dell Technologies, Inc. - Class C - Class C	2,987	423,467
NetApp, Inc.	5,141	609,003
Pure Storage, Inc. - Class A(b)	5,823	488,026
Sandisk Corp.(b)	1,654	185,579
Western Digital Corp.	3,358	403,161
		36,565,258

The accompanying notes are an integral part of these financial statements.

34

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Textiles, Apparel & Luxury Goods - 2.1%
Amer Sports, Inc.(b)	18,702	$649,895
Birkenstock Holding PLC(b)	15,954	721,919
Columbia Sportswear Co.	20,628	1,078,844
Crocs, Inc.(b)(c)	13,453	1,123,998
Deckers Outdoor Corp.(b)	8,129	824,037
lululemon athletica, Inc.(b)	7,268	1,293,195
NIKE, Inc. - Class B	7,806	544,312
On Holding AG - Class A(b)	20,097	851,108
PVH Corp.	19,085	1,598,751
Ralph Lauren Corp.	7,772	2,436,988
Tapestry, Inc.	23,899	2,705,845
Under Armour, Inc. - Class A(b)	13,775	68,737
		13,897,629
Tobacco - 0.6%
Altria Group, Inc.	24,038	1,587,950
Philip Morris International, Inc.	14,701	2,384,502
		3,972,452
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	3,598	939,258
Core & Main, Inc. - Class A(b)	21,553	1,160,198
Fastenal Co.	25,629	1,256,846
Ferguson Enterprises, Inc.	4,709	1,057,547
MSC Industrial Direct Co., Inc. - Class A	13,650	1,257,711
SiteOne Landscape Supply, Inc.(b)	7,298	939,982
W.W. Grainger, Inc.	1,109	1,056,833
WESCO International, Inc.	3,491	738,347
		8,406,722
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA	40,091	1,946,017
T-Mobile USA, Inc.	5,291	1,266,560
		3,212,577
TOTAL COMMON STOCKS (Cost $361,215,307)		644,060,052
INVESTMENT COMPANIES - 3.2%
Vanguard S&P 500 ETF	35,012	21,440,648
TOTAL INVESTMENT COMPANIES (Cost $19,863,108)		21,440,648
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%
Real Estate Investment Trusts - 0.2%
Rithm Capital Corp.	113,218	1,289,553
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,049,709)		1,289,553

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(e)	13,034,590	$13,034,590
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,034,590)		13,034,590

	Shares
MONEY MARKET FUNDS - 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(e)	4,171,303	4,171,303
TOTAL MONEY MARKET FUNDS (Cost $4,171,303)		4,171,303
TOTAL INVESTMENTS - 102.0% (Cost $399,334,017)		$683,996,146
Liabilities in Excess of Other Assets - (2.0)%		(13,550,077)
TOTAL NET ASSETS - 100.0%		$670,446,069

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $12,471,562.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,538 or 0.0% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

35

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Aerospace & Defense - 1.3%
AeroVironment, Inc.(a)	90	$28,340
Astronics Corp.(a)	873	39,818
ATI, Inc.(a)	1,175	95,574
BWX Technologies, Inc.	705	129,981
Byrna Technologies, Inc.(a)	2,334	51,721
Curtiss-Wright Corp.	527	286,129
Ducommun, Inc.(a)	370	35,568
Huntington Ingalls Industries, Inc.	390	112,285
Kratos Defense & Security Solutions, Inc.(a)	937	85,614
Leonardo DRS, Inc.	451	20,475
Moog, Inc. - Class A	131	27,205
Rocket Lab Corp.(a)	2,456	117,667
Satellogic, Inc.(a)(b)	7,852	25,755
Textron, Inc.	1,437	121,412
V2X, Inc.(a)	189	10,979
Woodward Governor Co.	497	125,597
		1,314,120
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	1,415	187,346
GXO Logistics, Inc.(a)	728	38,504
Radiant Logistics, Inc.(a)	12,522	73,880
		299,730
Automobile Components - 0.9%
BorgWarner, Inc.	3,272	143,837
Dorman Products, Inc.(a)	627	97,737
Garrett Motion, Inc.	4,399	59,914
Gentex Corp.	1,640	46,412
LCI Industries	529	49,276
Lear Corp.	257	25,857
Modine Manufacturing Co.(a)	966	137,327
Motorcar Parts of America, Inc.(a)	2,564	42,409
Patrick Industries, Inc.	1,026	106,067
Phinia, Inc.	804	46,214
Solid Power, Inc.(a)	5,064	17,572
Strattec Security Corp.(a)	674	45,872
Visteon Corp.	195	23,373
XPEL, Inc.(a)	1,380	45,637
		887,504
Automobiles - 0.2%
Rivian Automotive, Inc. - Class A(a)	7,199	105,682
Thor Industries, Inc.	828	85,855
		191,537
Banks - 8.7%
1st Source Corp.	317	19,515
Amalgamated Financial Corp.	713	19,358
Ameris Bancorp	1,195	87,605
Associated Banc-Corp.	1,061	27,278
Axos Financial, Inc.(a)	1,426	120,711
BancFirst Corp.	361	45,648

	Shares	Value
Bancorp, Inc.(a)	1,876	$140,494
Bank First Corp.	241	29,236
Bank of Hawaii Corp.	733	48,114
Bank of NT Butterfield & Son Ltd.	2,285	98,072
Bank OZK	2,458	125,309
Bank7 Corp.	1,539	71,210
BankUnited, Inc.	1,586	60,522
Bankwell Financial Group, Inc.	534	23,630
Banner Corp.	378	24,759
BayCom Corp.	696	20,010
Berkshire Hills Bancorp, Inc.	1,705	40,414
BOK Financial Corp.	403	44,910
Bridgewater Bancshares, Inc.(a)	2,501	44,018
Burke & Herbert Financial Services Corp.	198	12,215
Business First Bancshares, Inc.	784	18,510
C&F Financial Corp.	595	39,984
Cadence Bank	2,559	96,065
Capital Bancorp, Inc.	1,881	60,004
Capital City Bank Group, Inc.	857	35,814
Cathay General Bancorp	1,534	73,647
CB Financial Services, Inc.	398	13,218
Central Pacific Financial Corp.	1,047	31,766
CF Bankshares, Inc.	1,366	32,716
Citizens Community Bancorp, Inc.	1,422	22,852
Citizens Financial Services, Inc.	618	37,253
City Holding Co.	340	42,116
Civista Bancshares, Inc.	2,673	54,289
CNB Financial Corp.	517	12,511
Coastal Financial Corp.(a)	373	40,347
Colony Bankcorp, Inc.	1,170	19,902
Columbia Banking System, Inc.	3,826	98,481
Comerica, Inc.	2,642	181,030
Commerce Bancshares, Inc.	1,806	107,927
Community Financial System, Inc.	375	21,990
Community Trust Bancorp, Inc.	583	32,619
Cullen Frost Bankers, Inc.	1,108	140,461
Customers Bancorp, Inc.(a)	1,261	82,432
CVB Financial Corp.	1,295	24,488
Eagle Bancorp Montana, Inc.	594	10,258
East West Bancorp, Inc.	2,696	286,989
ECB Bancorp, Inc.(a)	1,266	20,091
Enterprise Financial Services Corp.	1,134	65,749
Esquire Financial Holdings, Inc.	600	61,233
Farmers National Banc Corp.	1,408	20,289
FB Bancorp, Inc.(a)	1,693	20,350
First BanCorp	4,691	103,437
First Bank	2,404	39,161
First Busey Corp.	0(c)	9
First Business Financial Services, Inc.	970	49,722
First Capital, Inc.	467	21,389
First Community Corp.	1,311	36,996
First Financial Bancorp	1,499	37,850
First Financial Bankshares, Inc.	1,319	44,384

The accompanying notes are an integral part of these financial statements.

36

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
First Financial Corp.	1,098	$61,971
First Hawaiian, Inc.	2,064	51,249
First Horizon Corp.	8,658	195,757
First Interstate BancSystem, Inc. - Class A	675	21,512
First Merchants Corp.	1,087	40,980
First Savings Financial Group, Inc.	1,753	55,097
First United Corp.	1,389	51,074
Five Star Bancorp	679	21,864
FNB Corp.	4,646	74,847
Franklin Financial Services Corp.	766	35,236
FS Bancorp, Inc.	825	32,934
Fulton Financial Corp.	2,906	54,139
GBank Financial Holdings, Inc.(a)	894	35,107
Glacier Bancorp, Inc.	258	12,557
Guaranty Bancshares Inc.	668	32,565
Hancock Whitney Corp.	1,658	103,807
Hanmi Financial Corp.	2,531	62,490
Hawthorn Bancshares, Inc.	1,505	46,715
HBT Financial, Inc.	1,496	37,699
Home Bancorp, Inc.	1,058	57,476
Home BancShares, Inc.	2,263	64,043
HomeTrust Bancshares, Inc.	965	39,507
Independent Bank Corp.	1,665	51,573
Independent Bank Corp.	501	34,654
International Bancshares Corp.	1,283	88,206
Investar Holding Corp.	1,565	36,324
Landmark Bancorp, Inc.	1,288	34,377
Mercantile Bank Corp.	1,080	48,600
Meridian Corp.	2,958	46,707
Metrocity Bankshares, Inc.	1,047	28,991
Metropolitan Bank Holding Corp.	906	67,787
Mid Penn Bancorp, Inc.	708	20,277
NB Bancorp, Inc.	551	9,725
Nicolet Bankshares, Inc.	317	42,637
Northeast Bank	640	64,102
Northeast Community Bancorp, Inc.	1,556	32,007
Northrim BanCorp, Inc.	2,248	48,692
Oak Valley Bancorp	1,530	43,100
OceanFirst Financial Corp.	544	9,558
OFG Bancorp	1,752	76,195
Ohio Valley Banc Corp.	641	23,704
Old National Bancorp	4,241	93,090
Old Second Bancorp, Inc.	2,674	46,220
OP Bancorp	2,777	38,656
Origin Bancorp, Inc.	422	14,567
Park National Corp.	95	15,440
Parke Bancorp, Inc.	1,524	32,842
Pathward Financial, Inc.	1,307	96,731
PCB Bancorp	1,646	34,566
Peoples Bancorp of North Carolina, Inc.	636	19,500
Peoples Bancorp, Inc.	933	27,981

	Shares	Value
Pinnacle Financial Partners, Inc.	1,029	$96,510
Plumas Bancorp	1,032	44,521
Ponce Financial Group, Inc.(a)	2,180	32,046
Popular, Inc.	1,400	177,814
Preferred Bank	865	78,187
Prosperity Bancshares, Inc.	734	48,701
Provident Financial Services, Inc.	1,759	33,914
QCR Holdings, Inc.	458	34,643
Red River Bancshares, Inc.	592	38,373
Renasant Corp.	771	28,442
Republic Bancorp, Inc. - Class A	597	43,133
Rhinebeck Bancorp, Inc.(a)	1,613	18,324
S&T Bancorp, Inc.	253	9,510
SB Financial Group, Inc.	1,053	20,312
ServisFirst Bancshares, Inc.	989	79,644
Shore Bancshares, Inc.	3,137	51,478
Sierra Bancorp	744	21,509
Simmons First National Corp. - Class A	494	9,470
SmartFinancial, Inc.	574	20,509
South Plains Financial, Inc.	1,786	69,029
Southern Missouri Bancorp, Inc.	417	21,918
Southstate Bank Corp.	817	80,777
SR Bancorp, Inc.	2,338	35,280
Stellar Bancorp, Inc.	1,011	30,674
Stock Yards Bancorp, Inc.	683	47,803
Synovus Financial Corp.	2,840	139,387
Texas Capital Bancshares, Inc.(a)	216	18,259
Third Coast Bancshares, Inc.(a)	2,167	82,281
Timberland Bancorp, Inc.	610	20,301
Tompkins Financial Corp.	447	29,596
TowneBank	632	21,848
Trustmark Corp.	635	25,146
UMB Financial Corp.	1,075	127,226
Union Bankshares, Inc.	897	22,210
United Bankshares, Inc.	867	32,261
United Community Banks, Inc.	1,000	31,350
United Security Bancshares	2,521	23,521
Unity Bancorp, Inc.	1,067	52,144
Univest Financial Corp.	1,787	53,646
USCB Financial Holdings, Inc.	1,172	20,451
Valley National Bancorp	6,955	73,723
Veritex Holdings, Inc.	993	33,295
Virginia National Bankshares Corp.	528	20,492
WaFd, Inc.	592	17,932
Webster Financial Corp.	2,412	143,369
West BanCorp, Inc.	972	19,751
Westamerica BanCorp	679	33,943
Western Alliance Bancorp	2,172	188,356
Wintrust Financial Corp.	1,301	172,304
WSFS Financial Corp.	807	43,522
Zions Bancorp NA	3,125	176,813
		8,452,440

The accompanying notes are an integral part of these financial statements.

37

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Beverages - 0.4%
Boston Beer Co., Inc. - Class A(a)	225	$47,570
Celsius Holdings, Inc.(a)	1,442	82,901
Coca-Cola Consolidated, Inc.	1,440	168,710
National Beverage Corp.(a)	836	30,865
Primo Brands Corp.	2,313	51,117
Vita Coco Co., Inc.(a)	549	23,316
Zevia PBC - Class A(a)	5,312	14,449
		418,928
Biotechnology - 3.4%
ACADIA Pharmaceuticals, Inc.(a)	5,925	126,439
ADMA Biologics, Inc.(a)	3,615	52,996
Aduro Biotech, Inc.(a)(d)	1,181	0
Akebia Therapeutics, Inc.(a)	31,441	85,834
Alkermes PLC(a)	6,361	190,830
Arcutis Biotherapeutics, Inc.(a)	2,716	51,197
Avita Medical, Inc.(a)	3,308	16,904
BioCryst Pharmaceuticals, Inc.(a)	7,903	59,984
CareDx, Inc.(a)	4,311	62,682
Catalyst Pharmaceuticals, Inc.(a)	7,185	141,544
Emergent BioSolutions, Inc.(a)	9,474	83,561
Esperion Therapeutics, Inc.(a)(b)	7,455	19,756
Exact Sciences Corp.(a)	2,144	117,298
Exelixis, Inc.(a)	8,040	332,052
Fennec Pharmaceuticals, Inc.(a)	8,957	83,837
Gyre Therapeutics, Inc.(a)(b)	2,606	19,441
Halozyme Therapeutics, Inc.(a)	1,722	126,291
Insmed, Inc.(a)	1,090	156,971
Krystal Biotech, Inc.(a)	73	12,887
MiMedx Group, Inc.(a)	11,167	77,946
Mirum Pharmaceuticals, Inc.(a)(b)	741	54,323
Neurocrine Biosciences, Inc.(a)	840	117,919
Organogenesis Holdings, Inc.(a)	25,930	109,425
Protalix BioTherapeutics, Inc.(a)	23,846	52,938
PTC Therapeutics, Inc.(a)	2,739	168,092
Puma Biotechnology, Inc.(a)	47,593	252,719
Rhythm Pharmaceuticals, Inc.(a)	687	69,380
Rigel Pharmaceuticals, Inc.(a)	2,732	77,397
TG Therapeutics, Inc.(a)	3,149	113,758
Travere Therapeutics, Inc.(a)	2,061	49,258
United Therapeutics Corp.(a)	815	341,656
UroGen Pharma Ltd.(a)	1,105	22,045
Vericel Corp.(a)	1,098	34,554
		3,281,914
Broadline Retail - 0.7%
Dillard’s, Inc. - Class A(b)	276	169,597
Etsy, Inc.(a)	1,783	118,373
Groupon, Inc.(a)	3,002	70,097
Kohl’s Corp.(b)	3,254	50,014
Macy’s, Inc.	8,172	146,524
Ollie’s Bargain Outlet Holdings, Inc.(a)	666	85,514

	Shares	Value
Savers Value Village, Inc.(a)	3,968	$52,576
		692,695
Building Products - 1.7%
A O Smith Corp.	1,489	109,307
AAON, Inc.	678	63,352
Advanced Drainage Systems, Inc.	753	104,441
Allegion PLC	1,246	220,978
American Woodmark Corp.(a)	155	10,348
Apogee Enterprises, Inc.	572	24,922
Armstrong World Industries, Inc.	641	125,642
AZZ, Inc.	691	75,409
CSW Industrials, Inc.	88	21,362
Fortune Brands Innovations, Inc.	1,530	81,687
Gibraltar Industries, Inc.(a)	261	16,391
Griffon Corp.	1,585	120,698
Hayward Holdings, Inc.(a)	1,750	26,460
Janus International Group, Inc.(a)	3,673	36,253
Owens Corning, Inc.	1,241	175,552
Resideo Technologies, Inc.(a)	3,536	152,684
Simpson Manufacturing Co., Inc.	481	80,548
Tecnoglass, Inc.	157	10,505
Trex Co., Inc.(a)	768	39,683
UFP Industries, Inc.	969	90,592
Zurn Elkay Water Solutions Corp.	1,583	74,448
		1,661,262
Capital Markets - 3.6%
Acadian Asset Management, Inc.	1,500	72,240
Affiliated Managers Group, Inc.	854	203,619
Artisan Partners Asset Management, Inc. - Class A	2,088	90,619
BGC Group, Inc. - Class A	4,144	39,202
Carlyle Group, Inc.	3,430	215,061
Cohen & Steers, Inc.	425	27,884
Diamond Hill Investment Group, Inc.	402	56,284
Donnelley Financial Solutions, Inc.(a)	1,664	85,580
Evercore, Inc. - Class A	785	264,796
FactSet Research Systems, Inc.	495	141,813
Franklin Resources, Inc.	812	18,782
Hamilton Lane, Inc. - Class A	769	103,653
Houlihan Lokey, Inc.	1,017	208,810
Invesco Ltd.	5,103	117,063
Janus Henderson Group PLC	2,781	123,782
Jefferies Financial Group, Inc.	2,657	173,821
Lazard, Inc.	1,742	91,943
Marex Group PLC	2,198	73,897
MarketAxess Holdings, Inc.	325	56,631
Moelis & Co. - Class A	861	61,407
Morningstar, Inc.	201	46,634
Piper Sandler Cos.	253	87,788
PJT Partners, Inc. - Class A(b)	820	145,739
SEI Investments Co.	2,176	184,634
Siebert Financial Corp.(a)	12,429	36,293
Stifel Financial Corp.	2,017	228,869

The accompanying notes are an integral part of these financial statements.

38

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - (Continued)
StoneX Group, Inc.(a)	2,023	$204,161
TPG, Inc.	475	27,289
Victory Capital Holdings, Inc. - Class A	855	55,370
Virtu Financial, Inc. - Class A	3,848	136,604
Virtus Investment Partners, Inc.	293	55,679
WisdomTree, Inc.(b)	3,725	51,777
XP, Inc. - Class A	3,375	63,416
		3,551,140
Chemicals - 0.7%
Axalta Coating Systems, Ltd.(a)	1,232	35,260
Cabot Corp.	271	20,610
Core Molding Technologies, Inc.(a)	1,912	39,292
Element Solutions, Inc.	787	19,809
Hawkins, Inc.	581	106,160
Ingevity Corp.(a)	400	22,076
Mosaic Co.	2,622	90,931
NewMarket Corp.	121	100,213
Perimeter Solutions, Inc.(a)	1,160	25,972
RPM International, Inc.	1,794	211,477
Scotts Miracle-Gro Co.	294	16,743
Sensient Technologies Corp.	292	27,404
		715,947
Commercial Services & Supplies - 1.1%
Acme United Corp.	1,171	48,222
BrightView Holdings, Inc.(a)	2,364	31,678
Brink’s Co.	106	12,387
Cimpress PLC(a)	1,217	76,720
Clean Harbors, Inc.(a)	495	114,949
Deluxe Corp.	3,560	68,922
Healthcare Services Group, Inc.(a)	2,327	39,163
HNI Corp.(b)	1,893	88,687
Interface, Inc.	4,078	118,017
Liquidity Services, Inc.(a)	1,201	32,943
MillerKnoll, Inc.	2,624	46,550
Mobile Infrastructure Corp.(a)	7,543	26,551
Montrose Environmental Group, Inc.(a)	694	19,057
MSA Safety, Inc.	291	50,072
OPENLANE, Inc.(a)	1,292	37,184
Pitney Bowes, Inc.	5,358	61,135
Quad/Graphics, Inc.	10,481	65,611
Steelcase, Inc. - Class A	2,771	47,661
Tetra Tech, Inc.	432	14,420
UniFirst Corp.	211	35,277
Virco Mfg. Corp.	3,377	26,172
		1,061,378
Communications Equipment - 1.7%
ADTRAN Holdings, Inc.(a)	7,460	69,975
BK Technologies Corp.(a)	975	82,368
Calix, Inc.(a)	1,989	122,065
Ciena Corp.(a)	2,117	308,383
CommScope Holding Co., Inc.(a)	4,334	67,090

	Shares	Value
Digi International, Inc.(a)	1,796	$65,482
Extreme Networks, Inc.(a)	6,705	138,458
F5, Inc.(a)	1,047	338,380
Harmonic, Inc.(a)	4,953	50,422
Inseego Corp.(a)	3,108	46,527
Lumentum Holdings, Inc.(a)	326	53,044
NETGEAR, Inc.(a)	2,393	77,509
NetScout Systems, Inc.(a)	2,117	54,682
Ribbon Communications, Inc.(a)	16,699	63,456
ViaSat, Inc.(a)	670	19,631
Viavi Solutions, Inc.(a)	4,183	53,082
		1,610,554
Construction & Engineering - 3.4%
AECOM	1,431	186,703
API Group Corp.(a)	5,663	194,637
Arcosa, Inc.	355	33,267
Argan, Inc.	188	50,769
Bowman Consulting Group Ltd.(a)	1,963	83,153
Comfort Systems USA, Inc.	597	492,632
Construction Partners, Inc. - Class A(a)	345	43,815
Dycom Industries, Inc.(a)	312	91,029
EMCOR Group, Inc.	873	567,048
Everus Construction Group, Inc.(a)	241	20,666
Fluor Corp.(a)	1,310	55,112
Granite Construction, Inc.	910	99,782
IES Holdings, Inc.(a)	731	290,682
Limbach Holdings, Inc.(a)	139	13,500
MasTec, Inc.(a)	820	174,504
MYR Group, Inc.(a)	221	45,975
NWPX Infrastructure, Inc.(a)	895	47,372
Orion Group Holdings, Inc.(a)	2,459	20,459
Primoris Services Corp.	1,488	204,347
Sterling Infrastructure, Inc.(a)	653	221,811
Tutor Perini Corp.(a)	2,875	188,571
Valmont Industries, Inc.	442	171,377
WillScot Holdings Corp.	440	9,288
		3,306,499
Construction Materials - 0.1%
Eagle Materials, Inc.	125	29,130
Knife River Corp.(a)	295	22,677
United States Lime & Minerals, Inc.	469	61,697
		113,504
Consumer Finance - 2.1%
Ally Financial, Inc.	3,239	126,969
Atlanticus Holdings Corp.(a)	2,504	146,684
Bread Financial Holdings, Inc.	1,847	103,007
Consumer Portfolio Services, Inc.(a)	1,526	11,521
Credit Acceptance Corp.(a)	210	98,055
Dave, Inc.(a)	844	168,251
Enova International, Inc.(a)	1,866	214,758
FirstCash Holdings, Inc.	743	117,706
LendingClub Corp.(a)	2,396	36,395
Medallion Financial Corp.	6,185	62,469

The accompanying notes are an integral part of these financial statements.

39

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Finance - (Continued)
Nelnet, Inc. - Class A	227	$28,461
OneMain Holdings, Inc.	3,551	200,490
PROG Holdings, Inc.	2,740	88,667
Regional Management Corp.	1,764	68,726
SLM Corp.	6,927	191,739
SoFi Technologies, Inc.(a)	13,337	352,364
World Acceptance Corp.(a)	393	66,472
		2,082,734
Consumer Staples Distribution & Retail - 2.9%
Albertsons Cos., Inc. - Class A	8,201	143,600
BJ’s Wholesale Club Holdings, Inc.(a)	2,669	248,884
Casey’s General Stores, Inc.	732	413,814
Chefs’ Warehouse, Inc.(a)	1,822	106,277
Grocery Outlet Holding Corp.(a)	3,028	48,599
Guardian Pharmacy Services, Inc. - Class A(a)	1,687	44,250
HF Foods Group, Inc.(a)	8,352	23,052
Ingles Markets, Inc. - Class A	1,098	76,377
Maplebear, Inc.(a)	2,846	104,619
Natural Grocers by Vitamin Cottage, Inc.	2,860	114,400
Performance Food Group Co.(a)	3,352	348,742
PriceSmart, Inc.	794	96,225
Sprouts Farmers Market, Inc.(a)	2,274	247,411
United Natural Foods, Inc.(a)	5,713	214,923
US Foods Holding Corp.(a)	4,688	359,195
Village Super Market, Inc. - Class A	3,130	116,937
Weis Markets, Inc.	1,227	88,184
		2,795,489
Containers & Packaging - 0.6%
AptarGroup, Inc.	616	82,334
Avery Dennison Corp.	816	132,331
Crown Holdings, Inc.	963	93,016
Myers Industries, Inc.	3,085	52,260
Packaging Corp. of America	1,012	220,545
		580,486
Distributors - 0.2%
GigaCloud Technology, Inc. - Class A(a)	671	19,056
LKQ Corp.	1,869	57,079
Pool Corp.	381	118,137
Weyco Group, Inc.	1,373	41,314
		235,586
Diversified Consumer Services - 1.9%
ADT, Inc.	6,829	59,481
Adtalem Global Education, Inc.(a)	1,419	219,164
American Public Education, Inc.(a)	3,891	153,578
Coursera, Inc.(a)	2,210	25,879
Duolingo, Inc.(a)	305	98,161
Frontdoor, Inc.(a)	2,450	164,860
Graham Holdings Co. - Class B	93	109,490

	Shares	Value
Grand Canyon Education, Inc.(a)	738	$162,006
H&R Block, Inc.	2,771	140,129
Laureate Education, Inc.(a)	1,905	60,084
Lincoln Educational Services Corp.(a)	4,992	117,312
Nerdy, Inc.(a)	27,298	34,395
Perdoceo Education Corp.	4,816	181,371
Service Corp. International	207	17,226
Strategic Education, Inc.	221	19,008
Stride, Inc.(a)(b)	1,474	219,538
Udemy, Inc.(a)	4,685	32,842
Universal Technical Institute, Inc.(a)	2,534	82,482
		1,897,006
Diversified Telecommunication Services - 0.4%
Bandwidth, Inc. - Class A(a)	2,221	37,024
Frontier Communications Parent, Inc.(a)	921	34,399
GCI Liberty Inc SR Escrow(a)(d)	593	536
IDT Corp. - Class B	2,623	137,209
Liberty Global Ltd. - Class A(a)	2,797	32,054
Liberty Global Ltd. - Class C(a)	2,741	32,207
Lumen Technologies, Inc.(a)	9,253	56,628
Uniti Group, Inc.(a)	1,546	9,462
		339,519
Electric Utilities - 0.4%
ALLETE, Inc.	287	19,057
Genie Energy Ltd. - Class B	3,064	45,807
Hawaiian Electric Industries, Inc.(a)	2,301	25,403
IDACORP, Inc.	265	35,020
OGE Energy Corp.	1,266	58,578
Oklo, Inc.(a)(b)	607	67,759
Pinnacle West Capital Corp.	730	65,452
TXNM Energy, Inc.	419	23,694
		340,770
Electrical Equipment - 1.5%
Acuity, Inc.	769	264,836
Allient, Inc.	1,705	76,299
Atkore, Inc.	970	60,858
Bloom Energy Corp. - Class A - Class A(a)	608	51,419
EnerSys	623	70,374
Generac Holdings, Inc.(a)	645	107,973
LSI Industries, Inc.	4,305	101,641
NEXTracker, Inc. - Class A(a)(b)	1,185	87,678
NuScale Power Corp.(a)(b)	674	24,264
nVent Electric PLC	1,354	133,559
Powell Industries, Inc.	300	91,443
Power Solutions International, Inc.(a)	506	49,699
Preformed Line Products Co.	674	132,205
Regal Rexnord Corp.	728	104,424
Sensata Technologies Holding PLC	689	21,049
Thermon Group Holdings, Inc.(a)	1,140	30,461
Vicor Corp.(a)	849	42,212
		1,450,394

The accompanying notes are an integral part of these financial statements.

40

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - 2.4%
Advanced Energy Industries, Inc.	267	$45,427
Arlo Technologies, Inc.(a)	4,215	71,444
Arrow Electronics, Inc.(a)	768	92,928
Avnet, Inc.	1,446	75,597
Badger Meter, Inc.	449	80,183
Belden, Inc.	857	103,072
Climb Global Solutions, Inc.	92	12,405
Cognex Corp.	1,120	50,736
Coherent Corp.(a)	1,329	143,160
Daktronics, Inc.(a)	2,997	62,697
ePlus, Inc.	822	58,370
Evolv Technologies Holdings, Inc.(a)	3,104	23,435
Fabrinet(a)	251	91,520
Flex Ltd.(a)	2,526	146,432
Insight Enterprises, Inc.(a)	102	11,568
Itron, Inc.(a)	491	61,159
Jabil, Inc.	1,460	317,068
Kimball Electronics, Inc.(a)	628	18,752
Knowles Corp.(a)	830	19,347
Littelfuse, Inc.	149	38,593
Mirion Technologies, Inc.(a)	1,212	28,191
Napco Security Technologies, Inc.	1,324	56,866
OSI Systems, Inc.(a)	274	68,292
PC Connection, Inc.	757	46,927
Plexus Corp.(a)	273	39,500
Richardson Electronics Ltd.	3,003	29,399
Sanmina Corp.(a)	883	101,642
ScanSource, Inc.(a)	586	25,778
TD SYNNEX Corp.	964	157,855
TTM Technologies, Inc.(a)	1,720	99,072
Vishay Precision Group, Inc.(a)	602	19,294
Vontier Corp.	3,057	128,302
		2,325,011
Energy Equipment & Services - 0.7%
Archrock, Inc.	1,200	31,572
Energy Services of America Corp.	3,103	32,116
Forum Energy Technologies, Inc.(a)	2,750	73,452
Liberty Energy, Inc.	3,150	38,871
NOV, Inc.	1,889	25,029
Oceaneering International, Inc.(a)	1,204	29,835
Oil States International, Inc.(a)	3,060	18,544
Patterson-UTI Energy, Inc.	4,945	25,615
ProFrac Holding Corp. - Class A(a)	5,828	21,564
ProPetro Holding Corp.(a)	4,112	21,547
Ranger Energy Services, Inc. - Class A	2,877	40,393
RPC, Inc.	3,288	15,651
TechnipFMC PLC	4,978	196,382
TETRA Technologies, Inc.(a)	7,104	40,848
Tidewater, Inc.(a)	617	32,905
		644,324

	Shares	Value
Entertainment - 0.4%
CuriosityStream, Inc.	6,833	$36,215
Golden Matrix Group, Inc.(a)	23,242	26,264
Liberty Media Corp.-Liberty Live - Class A(a)	535	50,451
Liberty Media Corp.-Liberty Live - Class C(a)	929	90,085
Playstudios, Inc.(a)	49,732	47,872
Playtika Holding Corp.	5,451	21,204
Roku, Inc.(a)	1,471	147,291
		419,382
Financial Services - 3.3%
Affirm Holdings, Inc.(a)	1,689	123,432
Alerus Financial Corp.	611	13,528
Banco Latinoamericano de Comercio Exterior SA	2,910	133,773
Cantaloupe, Inc.(a)	4,472	47,269
Corebridge Financial, Inc.	2,866	91,855
Enact Holdings, Inc.	2,306	88,412
Equitable Holdings, Inc.	3,858	195,909
Essent Group Ltd.	2,158	137,163
Euronet Worldwide, Inc.(a)	946	83,068
EVERTEC, Inc.	1,309	44,218
Federal Agricultural Mortgage Corp. - Class C	640	107,507
Finance Of America Cos., Inc.(a)	3,503	78,572
International Money Express, Inc.(a)	3,393	47,400
Jack Henry & Associates, Inc.	1,035	154,143
Jackson Financial, Inc. - Class A	776	78,555
Marqeta, Inc. - Class A(a)	5,482	28,945
Merchants Bancorp	1,998	63,536
MGIC Investment Corp.	7,356	208,690
Mr Cooper Group, Inc.	1,742	367,196
NCR Atleos Corp.(a)	1,407	55,309
NewtekOne, Inc.	4,093	46,865
NMI Holdings, Inc. - Class A(a)	2,699	103,480
Onity Group, Inc.(a)	815	32,567
Pagseguro Digital Ltd. - Class A	5,202	52,020
Payoneer Global, Inc.(a)	1,710	10,346
Paysign, Inc.(a)	4,424	27,827
PennyMac Financial Services, Inc.	676	83,743
Radian Group, Inc.	4,190	151,762
Security National Financial Corp. - Class A(a)	2,144	18,589
Sezzle, Inc.(a)	1,407	111,899
Shift4 Payments, Inc. - Class A(a)(b)	848	65,635
Velocity Financial, Inc.(a)	1,532	27,790
Voya Financial, Inc.	2,149	160,745
Western Union Co.(b)	9,660	77,183
WEX, Inc.(a)	580	91,367
		3,210,298
Food Products - 0.8%
Cal-Maine Foods, Inc.	1,718	161,664
Darling International, Inc.(a)	769	23,739

The accompanying notes are an integral part of these financial statements.

41

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food Products - (Continued)
Flowers Foods, Inc.	3,396	$44,318
Fresh Del Monte Produce, Inc.	1,055	36,629
Ingredion, Inc.	872	106,480
Lifeway Foods, Inc.(a)	1,867	51,828
Mama’s Creations, Inc.(a)	5,461	57,395
Marzetti Co.	287	49,591
Pilgrim’s Pride Corp.	1,130	46,014
Post Holdings, Inc.(a)	476	51,160
Seneca Foods Corp. - Class A(a)	297	32,058
Vital Farms, Inc.(a)	1,944	79,996
		740,872
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. - Class A	1,771	72,824
MDU Resources Group, Inc.	1,416	25,219
National Fuel Gas Co.	823	76,020
Southwest Gas Holdings, Inc.	690	54,055
Spire, Inc.	243	19,809
UGI Corp.	3,337	110,989
		358,916
Ground Transportation - 0.4%
Landstar System, Inc.	550	67,408
Lyft, Inc. - Class A(a)	6,515	143,395
Ryder System, Inc.	561	105,827
XPO, Inc.(a)	690	89,196
		405,826
Health Care Equipment & Supplies - 1.7%
Alphatec Holdings, Inc.(a)	5,025	73,063
AngioDynamics, Inc.(a)	3,369	37,632
AtriCure, Inc.(a)	1,893	66,728
Avanos Medical, Inc.(a)	2,422	27,998
Axogen, Inc.(a)	1,842	32,861
Butterfly Network, Inc.(a)	5,478	10,573
Cerus Corp.(a)	16,465	26,179
CONMED Corp.	272	12,792
CVRx, Inc.(a)	4,706	37,977
Delcath Systems, Inc.(a)	1,425	15,319
Dentsply Sirona, Inc.	1,961	24,885
Electromed, Inc.(a)	1,924	47,234
Embecta Corp.	2,873	40,538
Envista Holdings Corp.(a)	3,400	69,258
Glaukos Corp.(a)	183	14,924
Globus Medical, Inc. - Class A(a)	1,314	75,253
Haemonetics Corp.(a)	367	17,888
Inspire Medical Systems, Inc.(a)	353	26,193
iRadimed Corp.	1,093	77,778
iRhythm Technologies, Inc.(a)	580	99,754
KORU Medical Systems, Inc.(a)	4,767	18,258
Lantheus Holdings, Inc.(a)	1,267	64,984
LeMaitre Vascular, Inc.	177	15,489
LENSAR, Inc.(a)	1,515	18,710

	Shares	Value
LivaNova PLC(a)	744	$38,971
Masimo Corp.(a)	664	97,973
Merit Medical Systems, Inc.(a)	504	41,948
Neuronetics, Inc.(a)	9,323	25,452
NeuroPace, Inc.(a)	1,806	18,620
Omnicell, Inc.(a)	342	10,414
Orthofix Medical, Inc.(a)	3,139	45,955
Penumbra, Inc.(a)	550	139,326
Sanara Medtech, Inc.(a)	1,408	44,676
SANUWAVE Health, Inc.(a)	1,183	44,339
SI-BONE, Inc.(a)	2,675	39,376
Tactile Systems Technology, Inc.(a)	9,143	126,539
Teleflex, Inc.	111	13,582
Varex Imaging Corp.(a)	2,733	33,889
Zimvie, Inc.(a)	1,086	20,569
		1,693,897
Health Care Providers & Services - 2.4%
AdaptHealth Corp.(a)	1,578	14,123
Addus HomeCare Corp.(a)	232	27,374
AirSculpt Technologies, Inc.(a)(b)	6,568	52,675
Alignment Healthcare, Inc.(a)	2,168	37,832
AMN Healthcare Services, Inc.(a)	1,804	34,925
Aveanna Healthcare Holdings, Inc.(a)	3,481	30,876
BrightSpring Health Services, Inc.(a)	1,519	44,902
Castle Biosciences, Inc.(a)	784	17,852
Chemed Corp.	253	113,278
Clover Health Investments Corp.(a)	4,560	13,954
CorVel Corp.(a)	386	29,884
Cross Country Healthcare, Inc.(a)	4,075	57,865
DaVita, Inc.(a)	704	93,540
DocGo, Inc.(a)	28,884	39,282
Encompass Health Corp.	1,013	128,671
Enhabit, Inc.(a)	8,100	64,881
GeneDx Holdings Corp.(a)	398	42,881
Guardant Health, Inc.(a)	1,099	68,666
HealthEquity, Inc.(a)	684	64,823
Henry Schein, Inc.(a)	2,463	163,469
Hims & Hers Health, Inc.(a)(b)	2,316	131,364
Innovage Holding Corp.(a)	6,261	32,307
Joint Corp.(a)	1,029	9,817
Nutex Health, Inc.(a)	719	74,287
Oncology Institute, Inc.(a)	12,017	41,939
Option Care Health, Inc.(a)	3,043	84,474
Pediatrix Medical Group, Inc.(a)	4,478	75,006
Premier, Inc. - Class A	2,737	76,089
Privia Health Group, Inc.(a)	879	21,887
Progyny, Inc.(a)	3,181	68,455
Talkspace, Inc.(a)	23,250	64,170
Tenet Healthcare Corp.(a)	1,255	254,815
The Ensign Group, Inc.	453	78,265
Universal Health Services, Inc. - Class B	634	129,615
Viemed Healthcare, Inc.(a)	8,412	57,117
		2,341,360

The accompanying notes are an integral part of these financial statements.

42

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Technology - 0.5%
Doximity, Inc. - Class A(a)	1,002	$73,296
HealthStream, Inc.	1,868	52,752
LifeMD, Inc.(a)	9,816	66,651
OptimizeRx Corp.(a)	1,090	22,345
Phreesia, Inc.(a)	3,004	70,654
Teladoc Health, Inc.(a)	11,386	88,014
TruBridge, Inc.(a)	3,425	69,082
Waystar Holding Corp.(a)	1,156	43,836
		486,630
Hotels, Restaurants & Leisure - 1.4%
Aramark	1,421	54,566
Biglari Holdings, Inc. - Class B(a)	59	19,095
Boyd Gaming Corp.	1,258	108,754
Brinker International, Inc.(a)	1,084	137,321
Dutch Bros, Inc. - Class A(a)	217	11,358
Inspired Entertainment, Inc.(a)	3,230	30,297
Life Time Group Holdings, Inc.(a)	543	14,987
Light & Wonder, Inc.(a)	1,308	109,794
Lindblad Expeditions Holdings, Inc.(a)	1,528	19,558
Monarch Casino & Resort, Inc.	319	33,763
Nathan’s Famous, Inc.	673	74,528
Norwegian Cruise Line Holdings, Ltd.(a)	1,666	41,034
Papa John’s International, Inc.	334	16,082
Planet Fitness, Inc. - Class A(a)	363	37,680
Potbelly Corp.(a)	4,331	73,800
Rush Street Interactive, Inc.(a)	4,664	95,519
Super Group SGHC Ltd.	1,742	22,994
Target Hospitality Corp.(a)	8,393	71,173
Texas Roadhouse, Inc.	550	91,383
Travel + Leisure Co.	1,275	75,850
United Parks & Resorts, Inc.(a)	243	12,563
Wingstop, Inc.(b)	415	104,447
Wynn Resorts Ltd.	645	82,734
		1,339,280
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	2,598	40,633
Cavco Industries, Inc.(a)	234	135,891
Champion Homes, Inc.(a)	1,259	96,150
Cricut, Inc. - Class A	6,151	38,690
Ethan Allen Interiors, Inc.	1,800	53,028
Green Brick Partners, Inc.(a)	1,473	108,796
Hamilton Beach Brands Holding Co. - Class A	683	9,815
Installed Building Products, Inc.	453	111,737
La-Z-Boy, Inc.	1,855	63,664
Lovesac Co.(a)	2,179	36,890
M/I Homes, Inc.(a)	197	28,455
Mohawk Industries, Inc.(a)	437	56,338
SharkNinja, Inc.(a)	1,064	109,751
Somnigroup International, Inc.	2,881	242,955
Sonos, Inc.(a)	4,864	76,851

	Shares	Value
Taylor Morrison Home Corp.(a)	1,237	$81,654
Toll Brothers, Inc.	1,038	143,389
TopBuild Corp.(a)	457	178,623
Tri Pointe Homes, Inc.(a)	2,153	73,137
		1,686,447
Household Products - 0.2%
Central Garden & Pet Co.(a)	537	17,533
Central Garden & Pet Co. - Class A(a)	1,246	36,795
Oil-Dri Corp. of America	806	49,198
WD-40 Co.	267	52,759
		156,285
Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Corp.(a)	261	111,024
Insurance - 4.9%
American Coastal Insurance Corp.	5,520	62,873
American Financial Group, Inc.	1,417	206,485
AMERISAFE, Inc.	675	29,592
Assurant, Inc.	819	177,395
Assured Guaranty, Ltd.	904	76,524
Axis Capital Holdings Ltd.	1,958	187,576
Bowhead Specialty Holdings, Inc.(a)	519	14,034
Brighthouse Financial, Inc.(a)	1,127	59,821
CNO Financial Group, Inc.	3,220	127,351
Crawford & Co. - Class A	3,805	40,714
Donegal Group, Inc. - Class A	4,345	84,250
Employers Holdings, Inc.	766	32,540
Everest Group Ltd.	567	198,580
Fidelis Insurance Holdings Ltd.	1,189	21,580
First American Financial Corp.	842	54,090
Genworth Financial, Inc. - Class A(a)	8,439	75,107
Globe Life, Inc.	1,816	259,634
Greenlight Capital Re Ltd. - Class A(a)	772	9,804
Hamilton Insurance Group Ltd. - Class B(a)	2,875	71,300
Hanover Insurance Group, Inc.	694	126,051
HCI Group, Inc.	565	108,440
Heritage Insurance Holdings, Inc.(a)	3,110	78,310
Hippo Holdings, Inc.(a)	1,337	48,346
Horace Mann Educators Corp.	1,248	56,372
Investors Title Co.	279	74,725
Kemper Corp.	1,226	63,200
Kingstone Cos., Inc.	5,188	76,264
Kinsale Capital Group, Inc.	378	160,748
Lincoln National Corp.	4,568	184,227
Mercury General Corp.	1,232	104,449
Old Republic International Corp.	5,835	247,812
Palomar Holdings, Inc.(a)	490	57,208
Primerica, Inc.	749	207,915
Reinsurance Group of America, Inc.	850	163,311
RenaissanceRe Holdings Ltd.	1,000	253,930
RLI Corp.	1,521	99,200
Root, Inc.(a)	508	45,471

The accompanying notes are an integral part of these financial statements.

43

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Ryan Specialty Holdings, Inc.	1,572	$88,598
Safety Insurance Group, Inc.	206	14,562
Selective Insurance Group, Inc.	1,064	86,259
Selectquote, Inc.(a)	12,808	25,104
SiriusPoint Ltd.(a)	1,595	28,854
Skyward Specialty Insurance Group, Inc.(a)	1,004	47,750
Stewart Information Services Corp.	193	14,151
Tiptree, Inc.	2,891	55,420
United Fire Group, Inc.	1,817	55,273
Universal Insurance Holdings, Inc.	3,027	79,610
Unum Group	3,971	308,864
		4,749,674
Interactive Media & Services - 0.9%
Angi, Inc.(a)	3,741	60,829
Arena Group Holdings, Inc.(a)	4,987	27,279
Cargurus, Inc.(a)	3,520	131,050
Cars.com, Inc.(a)	5,388	65,841
EverQuote, Inc. - Class A(a)	4,993	114,190
Grindr, Inc.(a)	1,739	26,120
IAC, Inc.(a)	1,135	38,669
Match Group, Inc.	4,167	147,178
MediaAlpha, Inc. - Class A(a)	4,194	47,728
Travelzoo(a)	4,376	43,016
TripAdvisor, Inc.(a)	3,063	49,804
TrueCar, Inc.(a)	8,869	16,319
Yelp, Inc.(a)	3,180	99,216
ZoomInfo Technologies, Inc.(a)	1,676	18,285
		885,524
IT Services - 0.8%
Amdocs Ltd.	1,826	149,823
ASGN, Inc.(a)	719	34,045
Backblaze, Inc. - Class A(a)	6,232	57,833
BigCommerce Holdings, Inc.(a)	6,887	34,366
Crexendo, Inc.(a)	6,562	42,653
DXC Technology Co.(a)	2,531	34,497
EPAM Systems, Inc.(a)	233	35,134
Globant SA(a)	178	10,214
Information Services Group, Inc.	26,114	150,155
Kyndryl Holdings, Inc.(a)	4,219	126,697
Rackspace Technology, Inc.(a)	9,219	12,999
The Hackett Group, Inc.	1,908	36,271
Unisys Corp.(a)	5,841	22,780
		747,467
Leisure Products - 0.7%
Acushnet Holdings Corp.(b)	883	69,307
American Outdoor Brands, Inc.(a)	3,115	27,038
Brunswick Corp.	561	35,477
Escalade, Inc.	1,361	17,108
Hasbro, Inc.	1,349	102,322
JAKKS Pacific, Inc.	3,170	59,374

	Shares	Value
Johnson Outdoors, Inc. - Class A	807	$32,595
Latham Group, Inc.(a)	5,162	39,283
Mattel, Inc.(a)	7,456	125,484
Peloton Interactive, Inc. - Class A(a)	12,983	116,847
Polaris, Inc.	361	20,985
YETI Holdings, Inc.(a)	2,323	77,077
		722,897
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. - Class A(a)	3,559	41,605
Adaptive Biotechnologies Corp.(a)	1,484	22,201
Avantor, Inc.(a)	2,289	28,567
Bio-Rad Laboratories, Inc. - Class A(a)	90	25,235
Bio-Techne Corp.	1,330	73,988
Bruker Corp.	456	14,815
Charles River Laboratories International, Inc.(a)	439	68,686
Medpace Holdings, Inc.(a)	365	187,668
Mesa Laboratories, Inc.	753	50,459
Niagen Bioscience, Inc.(a)	12,904	120,394
QIAGEN NV	2,287	102,183
		735,801
Machinery - 4.0%
AGCO Corp.	922	98,719
Alamo Group, Inc.	275	52,497
Allison Transmission Holdings, Inc.	1,557	132,158
Astec Industries, Inc.	1,640	78,933
Atmus Filtration Technologies, Inc.	1,450	65,380
Blue Bird Corp.(a)	1,075	61,866
Chart Industries, Inc.(a)	404	80,861
Crane Co.	734	135,159
Donaldson Co., Inc.	1,734	141,928
Energy Recovery, Inc.(a)	2,267	34,957
Enerpac Tool Group Corp.	744	30,504
Enpro, Inc.	178	40,228
Esab Corp.	898	100,343
ESCO Technologies, Inc.	141	29,766
Federal Signal Corp.	846	100,666
Flowserve Corp.	1,532	81,410
Franklin Electric Co., Inc.	466	44,363
Gates Industrial Corp. PLC(a)	4,697	116,580
Graco, Inc.	1,977	167,966
Hyster-Yale Materials Handling, Inc.	753	27,756
ITT, Inc.	895	159,990
John Bean Technologies Corp.	152	21,348
Kadant, Inc.	193	57,433
Kennametal, Inc.	574	12,014
L B Foster Co. - Class A(a)	1,714	46,192
Lincoln Electric Holdings, Inc.	793	187,013
Lindsay Corp.	154	21,646
Manitowoc Co., Inc.(a)	1,119	11,201
Microvast Holdings, Inc.(a)	4,786	18,426
Middleby Corp.(a)	450	59,818
Mueller Industries, Inc.	2,498	252,573

The accompanying notes are an integral part of these financial statements.

44

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - (Continued)
Mueller Water Products, Inc. - Class A	2,405	$61,376
Nordson Corp.	289	65,589
Oshkosh Corp.	454	58,884
Pentair PLC	1,777	196,820
Proto Labs, Inc.(a)	1,342	67,140
RBC Bearings, Inc.(a)	175	68,301
REV Group, Inc.	1,977	112,037
Snap-on, Inc.	883	305,986
SPX Technologies, Inc.(a)	468	87,413
Stanley Black & Decker, Inc.	308	22,894
Tennant Co.	443	35,910
Terex Corp.	751	38,526
Timken Co.	645	48,491
Titan International, Inc.(a)	1,216	9,193
Toro Co.	1,311	99,898
Watts Water Technologies, Inc. - Class A	568	158,631
		3,906,783
Marine Transportation - 0.1%
Kirby Corp.(a)	239	19,944
Matson, Inc.	491	48,408
		68,352
Media - 1.2%
AMC Networks, Inc. - Class A(a)	2,001	16,488
DoubleVerify Holdings, Inc.(a)	2,316	27,746
EchoStar Corp. - Class A(a)	509	38,867
Entravision Communications Corp. - Class A	7,233	16,853
EW Scripps Co. - Class A(a)	7,945	19,545
Gambling.com Group Ltd.(a)	4,113	33,644
Gannett Co., Inc.(a)	14,444	59,654
Gray Media, Inc.	4,214	24,357
Ibotta, Inc. - Class A(a)	1,383	38,517
Interpublic Group of Cos., Inc.	900	25,119
John Wiley & Sons, Inc. - Class A	624	25,253
New York Times Co. - Class A	2,751	157,907
News Corp. - Class A	5,681	174,464
News Corp. - Class B	2,667	92,145
Nexstar Media Group, Inc.	591	116,864
Nexxen International Ltd.(a)	5,465	50,551
Scholastic Corp.	1,949	53,364
Sinclair, Inc.	1,227	18,528
TEGNA, Inc.	3,522	71,602
Thryv Holdings, Inc.(a)	5,139	61,976
		1,123,444
Metals & Mining - 1.0%
Alcoa Corp.(b)	1,376	45,257
Caledonia Mining Corp. PLC	1,002	36,282
Carpenter Technology Corp.	563	138,239
Coeur Mining, Inc.(a)	2,529	47,444
Commercial Metals Co.	1,266	72,517
Olympic Steel, Inc.	2,390	72,776

	Shares	Value
Reliance, Inc.	893	$250,781
Royal Gold, Inc.	440	88,255
Ryerson Holding Corp.	5,009	114,506
SSR Mining, Inc.(a)	2,252	54,994
Synalloy Corp.(a)	1,538	19,809
Tredegar Corp.(a)	3,907	31,373
		972,233
Multi-Utilities - 0.2%
NiSource, Inc.	4,158	180,041
Oil, Gas & Consumable Fuels - 1.1%
Antero Midstream Corp.	2,141	41,621
Antero Resources Corp.(a)	2,092	70,207
APA Corp.	6,018	146,117
California Resources Corp.	1,165	61,955
Civitas Resources, Inc.	657	21,352
CNX Resources Corp.(a)	1,838	59,037
Diversified Energy Co. PLC	1,414	19,810
DT Midstream, Inc.	734	82,986
Gulfport Energy Corp.(a)	104	18,822
HF Sinclair Corp.	1,271	66,524
Magnolia Oil & Gas Corp. - Class A	3,081	73,543
Matador Resources Co.	1,362	61,195
Murphy Oil Corp.	482	13,694
Ovintiv, Inc.	3,018	121,867
Permian Resources Corp.	2,880	36,864
PrimeEnergy Resources Corp.(a)	374	62,469
Range Resources Corp.	1,401	52,734
Teekay Corp. Ltd.	7,781	63,649
World Kinect Corp.(b)	1,120	29,064
		1,103,510
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	972	86,353
Resolute Forest Products(a)(d)	2,770	3,933
Sylvamo Corp.	486	21,491
		111,777
Passenger Airlines - 0.2%
Alaska Air Group, Inc.(a)	743	36,987
Allegiant Travel Co.(a)	325	19,750
American Airlines Group, Inc.(a)	5,511	61,944
Joby Aviation, Inc.(a)	1,601	25,840
SkyWest, Inc.(a)	750	75,465
		219,986
Personal Care Products - 0.9%
Beauty Health Co.(a)	30,185	60,068
BellRing Brands, Inc.(a)	2,646	96,182
Coty, Inc. - Class A(a)	3,902	15,764
elf Beauty, Inc.(a)	998	132,215
Herbalife Ltd.(a)	8,442	71,250
Honest Co., Inc.(a)	12,977	47,755
Interparfums, Inc.	483	47,518
Lifevantage Corp.	5,963	58,020

The accompanying notes are an integral part of these financial statements.

45

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - (Continued)
Medifast, Inc.(a)	2,945	$40,258
Nature’s Sunshine Products, Inc.(a)	6,599	102,417
Nu Skin Enterprises, Inc. - Class A	8,839	107,747
USANA Health Sciences, Inc.(a)	2,114	58,241
Waldencast PLC(a)	12,866	25,475
		862,910
Pharmaceuticals - 2.2%
Amneal Pharmaceuticals, Inc.(a)	18,026	180,440
ANI Pharmaceuticals, Inc.(a)	930	85,188
Avadel Pharmaceuticals PLC(a)	1,741	26,585
Axsome Therapeutics, Inc.(a)	532	64,611
Collegium Pharmaceutical, Inc.(a)	3,001	105,005
Corcept Therapeutics, Inc.(a)	2,790	231,877
CorMedix, Inc.(a)	4,333	50,393
Elanco Animal Health, Inc.(a)	6,555	132,018
Eton Pharmaceuticals, Inc.(a)	2,307	50,131
Evolus, Inc.(a)	1,891	11,611
Harmony Biosciences Holdings, Inc.(a)	4,054	111,728
Harrow, Inc.(a)	626	30,161
Innoviva, Inc.(a)	5,003	91,305
Jazz Pharmaceuticals PLC(a)	1,472	194,010
Organon & Co.	3,456	36,910
Pacira BioSciences, Inc.(a)	5,711	147,172
Perrigo Co. PLC	1,228	27,348
Phibro Animal Health Corp. - Class A	2,638	106,733
Prestige Consumer Healthcare, Inc.(a)	646	40,310
SIGA Technologies, Inc.	12,295	112,499
Supernus Pharmaceuticals, Inc.(a)	4,088	195,366
Tarsus Pharmaceuticals, Inc.(a)	865	51,407
Viatris, Inc.	8,467	83,823
		2,166,631
Professional Services - 2.3%
Barrett Business Services, Inc.	677	30,005
CACI International, Inc. - Class A(a)	378	188,539
Concentrix Corp.	1,194	55,103
CRA International, Inc.	249	51,924
CSG Systems International, Inc.	1,946	125,283
ExlService Holdings, Inc.(a)	2,317	102,018
Forrester Research, Inc.(a)	2,715	28,779
Franklin Covey Co.(a)	1,942	37,694
FTI Consulting, Inc.(a)	282	45,585
Genpact, Ltd.	3,746	156,920
Heidrick & Struggles International, Inc.	709	35,287
Huron Consulting Group, Inc.(a)	686	100,684
IBEX Holdings Ltd.(a)	4,247	172,088
ICF International, Inc.	306	28,397
Innodata, Inc.(a)(b)	2,743	211,403
KBR, Inc.	522	24,685
Kelly Services, Inc. - Class A	1,821	23,892
Kforce, Inc.	1,318	39,514
Korn Ferry	396	27,712

	Shares	Value
Legalzoom.com, Inc.(a)	7,420	$77,020
Maximus, Inc.	504	46,050
Mistras Group, Inc.(a)	6,678	65,712
Parsons Corp.(a)	623	51,659
Paylocity Holding Corp.(a)	190	30,261
RCM Technologies, Inc.(a)	1,986	52,728
Resources Connection, Inc.	1,925	9,721
Robert Half, Inc.	1,633	55,489
Science Applications International Corp.	483	47,996
Skillsoft Corp.(a)	3,399	44,255
Spire Global, Inc.(a)(b)	3,702	40,685
TrueBlue, Inc.(a)	3,068	18,807
Upwork, Inc.(a)	4,958	92,070
Verra Mobility Corp.(a)	638	15,759
Willdan Group, Inc.(a)	1,198	115,835
WNS Holdings Ltd.(a)	527	40,194
		2,289,753
Real Estate Management & Development - 0.7%
Compass, Inc. - Class A(a)	14,199	114,018
Cushman & Wakefield PLC(a)	4,494	71,544
Douglas Elliman, Inc.(a)	20,902	59,780
eXp World Holdings, Inc.	8,293	88,403
Jones Lang LaSalle, Inc.(a)	523	156,000
Real Brokerage, Inc.(a)	12,936	54,073
Zillow Group, Inc. - Class A(a)	428	31,860
Zillow Group, Inc. - Class C(a)	1,413	108,872
		684,550
Semiconductors & Semiconductor Equipment - 1.7%
Allegro MicroSystems, Inc.(a)	1,418	41,406
Astera Labs, Inc.(a)	1,143	223,799
Axcelis Technologies, Inc.(a)	503	49,113
Cirrus Logic, Inc.(a)	1,208	151,350
Credo Technology Group Holding Ltd.(a)	1,609	234,287
Impinj, Inc.(a)	380	68,685
Lattice Semiconductor Corp.(a)	2,020	148,106
MACOM Technology Solutions Holdings, Inc.(a)	501	62,370
MaxLinear, Inc.(a)	684	10,999
MKS, Inc.	553	68,445
Onto Innovation, Inc.(a)	168	21,709
Penguin Solutions, Inc.(a)	2,459	64,623
Photronics, Inc.(a)	1,456	33,415
Qorvo, Inc.(a)	1,131	103,011
Rambus, Inc.(a)	1,738	181,100
Semtech Corp.(a)	1,251	89,384
Silicon Laboratories, Inc.(a)	272	35,667
SiTime Corp.(a)	55	16,572
Skyworks Solutions, Inc.	881	67,819
Universal Display Corp.	184	26,428
		1,698,288

The accompanying notes are an integral part of these financial statements.

46

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 5.6%
8x8, Inc.(a)	52,812	$111,961
A10 Networks, Inc.	5,483	99,516
ACI Worldwide, Inc.(a)	1,487	78,469
Adeia, Inc.	3,445	57,876
Agilysys, Inc.(a)	485	51,046
Airship AI Holdings, Inc.(a)(b)	5,189	26,827
Amplitude, Inc. - Class A(a)	1,568	16,809
Appfolio, Inc. - Class A(a)	518	142,792
Appian Corp. - Class A(a)	1,084	33,138
Arteris, Inc.(a)	2,607	26,331
Asana, Inc. - Class A(a)	2,602	34,763
AudioEye, Inc.(a)	1,061	14,705
AvePoint, Inc.(a)	2,961	44,445
Bentley Systems, Inc. - Class B	1,212	62,394
BILL Holdings, Inc.(a)	442	23,413
Bitdeer Technologies Group(a)	2,497	42,674
Blackbaud, Inc.(a)	212	13,634
BlackLine, Inc.(a)	341	18,107
Blend Labs, Inc. - Class A(a)	3,391	12,377
Box, Inc. - Class A(a)	3,110	100,360
Cerence, Inc.(a)	6,369	79,358
Cleanspark, Inc.(a)	1,890	27,405
Clear Secure, Inc. - Class A	1,036	34,582
CommVault Systems, Inc.(a)	986	186,137
Confluent, Inc. - Class A(a)	2,668	52,826
Consensus Cloud Solutions, Inc.(a)	3,667	107,700
CoreCard Corp.(a)	1,298	34,942
Digital Turbine, Inc.(a)	3,695	23,648
Dolby Laboratories, Inc. - Class A	597	43,205
Domo, Inc. - Class B(a)	5,788	91,682
Dropbox, Inc. - Class A(a)	6,768	204,461
Dynatrace, Inc.(a)	3,139	152,085
eGain Corp.(a)	6,985	60,839
Elastic NV(a)	890	75,196
EverCommerce, Inc.(a)	958	10,663
Five9, Inc.(a)	749	18,126
Freshworks, Inc. - Class A(a)	1,890	22,245
Gen Digital, Inc.	5,804	164,776
Gitlab, Inc. - Class A(a)(b)	999	45,035
Guidewire Software, Inc.(a)	737	169,407
Intapp, Inc.(a)	254	10,389
InterDigital, Inc.(b)	366	126,354
Life360, Inc.(a)	517	54,957
LiveRamp Holdings, Inc.(a)	2,634	71,487
Manhattan Associates, Inc.(a)	992	203,340
Mitek Systems, Inc.(a)	5,051	49,348
Nutanix, Inc. - Class A(a)	3,706	275,689
OneSpan, Inc.	4,161	66,118
Ooma, Inc.(a)	7,661	91,855
Pagaya Technologies Ltd. - Class A(a)	4,593	136,366
Pegasystems, Inc.	2,739	157,492
Porch Group, Inc.(a)	2,394	40,171

	Shares	Value
Procore Technologies, Inc.(a)	1,348	$98,296
Progress Software Corp.	473	20,779
Q2 Holdings, Inc.(a)	456	33,010
Qualys, Inc.(a)	447	59,151
Red Violet, Inc.	1,974	103,141
Rimini Street, Inc.(a)	13,767	64,430
RingCentral, Inc. - Class A(a)	3,477	98,538
Rubrik, Inc. - Class A(a)	883	72,627
Sapiens International Corp.	695	29,885
SEMrush Holdings, Inc. - Class A(a)	3,225	22,833
SentinelOne, Inc. - Class A(a)	1,514	26,661
SoundThinking, Inc.(a)	5,335	64,340
Sprinklr, Inc. - Class A(a)	4,825	37,249
Sprout Social, Inc. - Class A(a)	953	12,313
SPS Commerce, Inc.(a)	281	29,263
Synchronoss Technologies, Inc.(a)	3,168	19,261
Tenable Holdings, Inc.(a)	648	18,896
Teradata Corp.(a)	3,378	72,661
Terawulf, Inc.(a)(b)	1,973	22,532
UiPath, Inc. - Class A(a)	3,491	46,710
Unity Software, Inc.(a)	3,204	128,288
Varonis Systems, Inc.(a)	468	26,896
Verint Systems, Inc.(a)	825	16,706
Viant Technology, Inc. - Class A(a)	1,455	12,557
WM Technology, Inc.(a)	76,944	89,255
Workiva, Inc.(a)(b)	649	55,866
Xperi, Inc.(a)	2,764	17,911
Yext, Inc.(a)	13,363	113,853
Zeta Global Holdings Corp. - Class A(a)	6,298	125,141
		5,438,570
Specialty Retail - 4.3%
1-800-Flowers.com, Inc. - Class A(a)(b)	1,790	8,234
Abercrombie & Fitch Co. - Class A(a)	1,285	109,932
Academy Sports & Outdoors, Inc.	1,982	99,140
Advance Auto Parts, Inc.	259	15,903
American Eagle Outfitters, Inc.	3,821	65,377
Asbury Automotive Group, Inc.(a)	318	77,735
AutoNation, Inc.(a)	556	121,636
BARK, Inc.(a)	18,877	15,683
Bath & Body Works, Inc.	4,587	118,161
Boot Barn Holdings, Inc.(a)	631	104,569
Build-A-Bear Workshop, Inc.	2,468	160,938
Caleres, Inc.	1,997	26,041
Citi Trends, Inc.(a)	1,720	53,372
Designer Brands, Inc. - Class A	14,328	50,721
Dick’s Sporting Goods, Inc.	907	201,554
Envela Corp.(a)	4,880	38,113
EVgo, Inc.(a)	12,389	58,600
Five Below, Inc.(a)	711	109,992
Floor & Decor Holdings, Inc. - Class A(a)	1,013	74,658
GameStop Corp. - Class A(a)	1,847	50,386
Gap, Inc.	6,688	143,056

The accompanying notes are an integral part of these financial statements.

47

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - (Continued)
Genesco, Inc.(a)	2,798	$81,114
Group 1 Automotive, Inc.	420	183,754
Haverty Furniture Cos., Inc.	1,959	42,961
J Jill, Inc.	1,770	30,356
Lands’ End, Inc.(a)	4,021	56,696
Lithia Motors, Inc.	269	85,004
Murphy USA, Inc.	364	141,327
National Vision Holdings, Inc.(a)	4,168	121,664
ODP Corp.(a)	2,017	56,173
Penske Automotive Group, Inc.	451	78,433
Petco Health & Wellness Co., Inc.(a)	12,220	47,291
RealReal, Inc.(a)	12,267	130,398
Revolve Group, Inc.(a)	2,519	53,655
Sally Beauty Holdings, Inc.(a)	6,462	105,201
Shoe Carnival, Inc.	923	19,189
Signet Jewelers Ltd.	1,664	159,611
Sleep Number Corp.(a)	4,012	28,164
Sonic Automotive, Inc. - Class A	1,394	106,069
Stitch Fix, Inc. - Class A(a)	21,405	93,112
The Buckle, Inc.	1,465	85,937
ThredUp, Inc. - Class A(a)	1,883	17,794
Tile Shop Holdings, Inc.(a)	4,272	25,846
Torrid Holdings, Inc.(a)	12,367	21,642
Upbound Group, Inc.	2,323	54,892
Urban Outfitters, Inc.(a)	2,303	164,503
Victoria’s Secret & Co.(a)	4,109	111,518
Warby Parker, Inc. - Class A(a)	3,963	109,300
Wayfair, Inc. - Class A(a)(b)	1,826	163,117
Winmark Corp.	189	94,079
Zumiez, Inc.(a)	1,632	32,004
		4,204,605
Technology Hardware, Storage & Peripherals - 0.8%
CompoSecure, Inc.(a)	1,365	28,419
Corsair Gaming, Inc.(a)	5,498	49,042
CPI Card Group, Inc.(a)	3,146	47,630
Diebold Nixdorf, Inc.(a)	1,075	61,307
IonQ, Inc.(a)	1,117	68,696
Pure Storage, Inc. - Class A(a)	4,726	396,086
Sandisk Corp.(a)	755	84,711
Turtle Beach Corp.(a)	5,075	80,693
		816,584
Textiles, Apparel & Luxury Goods - 1.9%
Amer Sports, Inc.(a)	1,541	53,550
Birkenstock Holding PLC(a)	723	32,716
Capri Holdings Ltd.(a)	3,365	67,031
Carter’s, Inc.	1,059	29,885
Columbia Sportswear Co.	745	38,963
Crocs, Inc.(a)	1,240	103,602
Ermenegildo Zegna NV	2,087	19,722

	Shares	Value
Figs, Inc. - Class A(a)	11,864	$79,370
G-III Apparel Group, Ltd.(a)	3,024	80,469
Hanesbrands, Inc.(a)	5,767	38,004
Kontoor Brands, Inc.	1,771	141,273
Oxford Industries, Inc.	441	17,878
PVH Corp.	1,411	118,199
Ralph Lauren Corp.	957	300,077
Rocky Brands, Inc.	1,215	36,195
Steven Madden, Ltd.	1,421	47,575
Superior Group of Cos., Inc.	2,783	29,834
Tapestry, Inc.	4,157	470,656
Under Armour, Inc. - Class A(a)	2,057	10,264
Under Armour, Inc. - Class C(a)	2,486	12,007
VF Corp.	3,162	45,628
Wolverine World Wide, Inc.	3,523	96,671
		1,869,569
Tobacco - 0.1%
Turning Point Brands, Inc.	908	89,765
Universal Corp.	353	19,722
		109,487
Trading Companies & Distributors - 2.3%
Air Lease Corp.	232	14,767
Alta Equipment Group, Inc.	2,803	20,294
Applied Industrial Technologies, Inc.	835	217,977
BlueLinx Holdings, Inc.(a)	465	33,982
Boise Cascade Co.	473	36,572
Core & Main, Inc. - Class A(a)	3,082	165,904
DNOW, Inc.(a)	5,675	86,544
DXP Enterprises, Inc.(a)	1,678	199,799
EVI Industries, Inc.	1,713	54,148
FTAI Aviation Ltd.	1,143	190,721
Global Industrial Co.	1,307	47,928
Hudson Technologies, Inc.(a)	4,144	41,150
Karat Packaging, Inc.	3,482	87,781
MRC Global, Inc.(a)	5,489	79,151
MSC Industrial Direct Co., Inc. - Class A	1,376	126,785
Rush Enterprises, Inc. - Class A	2,481	132,659
Rush Enterprises, Inc. - Class B(b)	1,744	100,140
SiteOne Landscape Supply, Inc.(a)	941	121,201
Titan Machinery, Inc.(a)	2,351	39,356
Watsco, Inc.	452	182,744
WESCO International, Inc.	984	208,116
Xometry, Inc. - Class A(a)	1,354	73,752
		2,261,471
Water Utilities - 0.1%
Consolidated Water Co. Ltd.	1,475	52,038
Essential Utilities, Inc.	585	23,341
		75,379

The accompanying notes are an integral part of these financial statements.

48

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	1,988	$96,498
Spok Holdings, Inc.	1,682	29,014
Telephone and Data Systems, Inc.	2,393	93,901
		219,413
TOTAL COMMON STOCKS (Cost $56,460,334)		91,425,387
INVESTMENT COMPANIES - 3.2%
International Equity Funds - 3.2%
Vanguard Extended Market ETF(b)	15,004	3,140,937
TOTAL INVESTMENT COMPANIES (Cost $2,009,703)		3,140,937
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.4%
Real Estate Investment Trusts - 2.4%
ACRES Commercial Realty Corp.(a)	1,578	33,391
Adamas Trust, Inc.	2,683	18,701
AGNC Investment Corp.(b)	8,318	81,433
Agree Realty Corp.	293	20,815
American Healthcare REIT, Inc.	884	37,137
American Homes 4 Rent - Class A	1,329	44,189
Angel Oak Mortgage REIT, Inc.	4,212	39,466
Annaly Capital Management, Inc.	6,473	130,819
Arbor Realty Trust, Inc.(b)	3,265	39,866
Brixmor Property Group, Inc.	2,512	69,532
BXP, Inc.	1,254	93,222
Camden Property Trust	754	80,512
CareTrust REIT, Inc.	445	15,433
CBL & Associates Properties, Inc.	1,596	48,806
Chimera Investment Corp.	2,047	27,061
City Office REIT, Inc.	3,081	21,444
COPT Defense Properties	424	12,321
CoreCivic, Inc.(a)	1,907	38,807
Cousins Properties, Inc.	1,495	43,265
DiamondRock Hospitality Co.	1,268	10,093
Diversified Healthcare Trust	10,797	47,615
Douglas Emmett, Inc.	1,591	24,772
Ellington Financial, Inc.(b)	3,914	50,804
EPR Properties	650	37,707
Equity LifeStyle Properties, Inc.	423	25,676
Franklin BSP Realty Trust, Inc.	1,589	17,257
Gaming and Leisure Properties, Inc.	1,213	56,538
GEO Group, Inc.(a)	2,158	44,217
Highwoods Properties, Inc.	591	18,806
Host Hotels & Resorts, Inc.	5,858	99,703
Invesco Mortgage Capital, Inc.	2,434	18,401
JBG SMITH Properties	582	12,950
Kilroy Realty Corp.	1,194	50,447

	Shares	Value
Kimco Realty Corp.	4,503	$98,391
Lamar Advertising Co. - Class A	484	59,251
Lument Finance Trust, Inc.	8,408	16,984
Macerich Co.	671	12,212
MFA Financial, Inc.	1,252	11,506
NET Lease Office Properties	447	13,258
Nexpoint Real Estate Finance, Inc.	4,255	60,336
Omega Healthcare Investors, Inc.	1,370	57,841
Paramount Group, Inc.(a)	8,726	57,068
PennyMac Mortgage Investment Trust	2,470	30,282
Piedmont Realty Trust, Inc. - Class A	3,350	30,150
Regency Centers Corp.	1,210	88,209
Rithm Capital Corp.	13,418	152,831
Ryman Hospitality Properties, Inc.	104	9,317
Sabra Health Care REIT, Inc.	864	16,105
Starwood Property Trust, Inc.(b)	2,776	53,771
Summit Hotel Properties, Inc.	1,864	10,233
Tanger, Inc.	496	16,785
TPG RE Finance Trust, Inc.	2,146	18,370
Vornado Realty Trust	2,142	86,815
Xenia Hotels & Resorts, Inc.	761	10,441
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,052,653)		2,321,362
RIGHTS - 0.0%(e)
Consumer Staples Distribution & Retail - 0.0%(e)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(d)	2,645	1,402
Pharmaceuticals - 0.0%(e)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00(a)(d)	237	109
TOTAL RIGHTS (Cost $0)		1,511
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(f)	5,633,782	5,633,782
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,633,782)		5,633,782

The accompanying notes are an integral part of these financial statements.

49

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(f)	747,397	$747,397
TOTAL MONEY MARKET FUNDS (Cost $747,397)		747,397
TOTAL INVESTMENTS - 105.8% (Cost $66,903,869)		$103,270,376
Liabilities in Excess of Other Assets - (5.8)%		(5,658,233)
TOTAL NET ASSETS - 100.0%		$97,612,143

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $5,456,801.
(c)	Rounds to zero.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,980 or 0.0% of net assets as of September 30, 2025.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

50

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Australia - 3.6%
Aristocrat Leisure, Ltd.	8,050	$372,662
Coles Group, Ltd.	51,386	790,975
Commonwealth Bank of Australia	1,719	189,835
Insurance Australia Group, Ltd.	85,761	464,716
Lottery Corp. Ltd.	16,841	65,397
Pro Medicus Ltd.	3,665	746,178
QBE Insurance Group, Ltd.	70,657	961,518
REA Group, Ltd.	593	90,680
Suncorp Group, Ltd.	27,115	363,550
Telstra Group Ltd.	200,915	640,542
Wesfarmers, Ltd.	8,733	531,257
		5,217,310
Austria - 0.4%
Erste Group Bank AG	5,669	557,279
Belgium - 1.0%
Ageas SA	16,114	1,117,611
KBC Group NV	2,877	344,778
		1,462,389
Canada - 12.1%
Bank of Montreal	2,203	287,069
Canadian Imperial Bank of Commerce	12,188	973,936
Canadian Tire Corp. Ltd. - Class A	4,166	495,927
Cenovus Energy, Inc.	26,440	448,931
Constellation Software, Inc.	264	716,668
Dollarama, Inc.	1,076	141,905
Empire Co. Ltd.	49,526	1,777,555
Fairfax Financial Holdings Ltd.	774	1,354,125
FirstService Corp.	924	176,049
George Weston, Ltd.	12,395	756,062
Great-West Lifeco, Inc.	2,708	109,900
iA Financial Corp., Inc.	996	113,241
Imperial Oil, Ltd.	1,177	106,722
Kinross Gold Corp.	42,312	1,050,123
Loblaw Cos. Ltd.	29,965	1,159,026
Lundin Gold, Inc.	11,150	722,423
Metro, Inc.	2,514	168,846
National Bank of Canada	466	49,500
Power Corp. of Canada	7,505	324,747
Royal Bank of Canada	12,260	1,806,978
Saputo, Inc.	12,694	308,297
Shopify, Inc. - Class A(a)	1,064	158,075
Stantec, Inc.	4,029	434,514
Sun Life Financial, Inc.	476	28,583
Suncor Energy, Inc.	28,842	1,206,983
Toronto-Dominion Bank	14,880	1,189,801
WSP Global, Inc.	6,280	1,234,160
		17,300,146

	Shares	Value
Denmark - 1.4%
AP Moller - Maersk AS - Class A	29	$56,886
AP Moller - Maersk AS - Class B	25	49,144
Danske Bank AS	9,302	397,331
Demant AS(a)	3,703	128,909
Genmab AS(a)	368	113,546
Novo Nordisk AS - Class B	4,582	255,134
Pandora AS	3,534	462,061
ROCKWOOL AS	15,111	563,359
		2,026,370
Finland - 0.8%
Nokia OYJ	50,428	242,499
Nordea Bank Abp	34,016	560,034
Orion Oyj - Class B	4,161	319,455
		1,121,988
France - 6.3%
Accor SA	6,911	328,345
AXA SA	24,817	1,190,103
BNP Paribas SA	3,173	290,212
Bureau Veritas SA	465	14,585
Carrefour SA	34,786	527,175
Cie de Saint-Gobain SA	3,447	373,489
Credit Agricole SA	868	17,105
Danone SA	5,145	448,302
Eiffage SA	11,936	1,529,219
EssilorLuxottica SA	567	184,703
Ipsen SA	6,171	828,621
L’Oreal SA	741	321,956
LVMH Moet Hennessy Louis Vuitton SE	1,065	655,383
Rexel SA	11,390	374,997
Societe Generale SA	7,293	485,543
TotalEnergies SE	9,058	551,712
Vinci SA	6,989	971,278
		9,092,728
Germany - 10.5%
adidas AG	1,233	261,251
Allianz SE	4,822	2,028,750
Aumovio SE(a)	1	21
Bayer AG	30,539	1,016,681
Brenntag SE	1,567	93,899
Continental AG	2,611	172,734
Deutsche Bank AG	922	32,653
Deutsche Boerse AG	52	13,925
Deutsche Lufthansa AG	38,708	328,523
Deutsche Post AG	31,092	1,389,423
Deutsche Telekom AG	35,872	1,222,143
Fresenius Medical Care AG	846	44,701
GEA Group AG	13,036	963,782
Heidelberg Materials AG	6,059	1,369,615
Knorr-Bremse AG	6,402	602,358

The accompanying notes are an integral part of these financial statements.

51

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - (Continued)
Muenchener Rueckversicherungs-Gesellschaft AG	1,340	$855,558
Rheinmetall AG	367	858,478
SAP SE	6,764	1,811,183
Siemens AG	2,460	664,148
Siemens Energy AG(a)	1,248	146,739
Talanx AG	2,027	270,255
Zalando SE(a)(b)	32,049	983,530
		15,130,350
Hong Kong - 2.7%
AIA Group, Ltd.	76,021	728,583
BOC Hong Kong Holdings, Ltd.	63,843	299,090
Hong Kong Exchange & Clearing, Ltd.	4,796	272,271
SITC International Holdings Co. Ltd.	154,027	592,994
Techtronic Industries Co. Ltd.	60,746	776,530
WH Group, Ltd.(b)	1,144,779	1,239,740
		3,909,208
Ireland - 0.3%
AIB Group PLC	39,712	362,045
Israel - 2.9%
Bank Hapoalim BM	29,218	593,920
Bank Leumi Le-Israel BM	41,106	809,895
Check Point Software Technologies, Ltd.(a)	2,309	477,755
Israel Discount Bank, Ltd. - Series A - Class A	47,624	470,512
Mizrahi Tefahot Bank, Ltd.	10,101	663,694
Nice, Ltd.(a)	1,122	162,538
Phoenix Financial Ltd.	12,048	451,127
Wix.com, Ltd.(a)	3,188	566,284
		4,195,725
Italy - 4.8%
Banca Mediolanum SpA	51,090	1,026,135
Banco BPM SpA	42,585	639,139
BPER Banca SPA	40,431	449,681
Enel SpA	10,422	98,765
Generali	7,477	293,847
Intesa Sanpaolo SpA	177,973	1,178,038
Poste Italiane SpA(b)	33,311	791,840
Prysmian SpA	5,452	542,593
UniCredit SpA	17,974	1,367,737
Unipol Gruppo SpA	25,705	552,597
		6,940,372
Japan - 15.8%
Advantest Corp.	16,098	1,592,781
Aisin Corp.	1,404	24,247
Asics Corp.	38,540	1,008,495
Astellas Pharma, Inc.	27,520	299,968
Bandai Namco Holdings, Inc.	27,038	899,595
Bridgestone Corp.	9,205	425,438

	Shares	Value
Dai-ichi Life Holdings, Inc.	54,216	$426,472
Daikin Industries, Ltd.	261	30,083
Don Quijote Co., Ltd.	67,165	442,211
Fast Retailing Co. Ltd.	121	36,749
Fujikura Ltd.	6,238	610,182
Fujitsu, Ltd.	11,865	278,333
Hitachi, Ltd.	10,973	290,708
Inpex Corp.	19,437	349,976
Japan Airlines Co. Ltd.	74,085	1,491,730
MatsukiyoCocokara & Co.	58,795	1,194,308
Mitsubishi Chemical Group Corp.	60,370	346,774
Mitsubishi Electric Corp.	8,243	211,711
Mitsubishi UFJ Financial Group, Inc.	29,540	476,521
Mizuho Financial Group, Inc.	5,588	187,846
MonotaRO Co. Ltd.	955	13,865
MS & AD Insurance Group Holdings, Inc.	39,588	896,508
NEC Corp.	22,790	729,487
Nippon Telegraph & Telephone Corp.	274,004	286,422
Nitto Denko Corp.	6,421	152,208
Olympus Corp.	15,643	197,775
Otsuka Holdings Co. Ltd.	20,401	1,088,001
Recruit Holdings Co. Ltd.	19,569	1,052,105
Ryohin Keikaku Co., Ltd.	5,132	102,112
SBI Holdings, Inc.	15,996	696,425
SCREEN Holdings Co Ltd.	1,717	155,581
Sekisui Chemical Co., Ltd.	20,217	376,373
Seven & i Holdings Co. Ltd.	34,026	456,575
Shiseido Co. Ltd.	15,429	263,379
Sompo Holdings, Inc.	15,302	473,070
Sony Financial Holdings, Inc.(a)	10,513	11,659
Sony Group Corp.	10,513	302,214
Subaru Corp.	21,379	435,689
Sumitomo Electric Industries Ltd.	20,552	584,788
Suzuki Motor Corp.	26,073	379,594
T&D Holdings, Inc.	13,188	322,364
Takeda Pharmaceutical Co. Ltd.	8,859	260,192
TIS, Inc.	1,501	49,511
Tokio Marine Holdings, Inc.	33,522	1,418,757
Tokyo Gas Co. Ltd.	14,081	500,702
Yokogawa Electric Corp.	14,336	411,423
Zensho Holdings Co. Ltd.	7,528	491,785
		22,732,692
Luxembourg - 0.0%(c)
Tenaris SA	1,632	29,242
Mexico - 0.6%
Fresnillo PLC	25,194	803,657
Netherlands - 3.6%
ASML Holding NV	1,902	1,854,811
EXOR NV	8,044	787,315
ING Groep NV	14,743	386,500

The accompanying notes are an integral part of these financial statements.

52

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Netherlands - (Continued)
Koninklijke Ahold Delhaize NV	47,657	$1,928,422
Randstad Holding NV	3,488	148,726
		5,105,774
Norway - 1.3%
DNB Bank ASA	27,193	741,172
Equinor ASA	13,893	338,796
Gjensidige Forsikring ASA	16,042	471,421
Yara International ASA	6,613	242,393
		1,793,782
Poland - 0.3%
InPost SA(a)	29,361	361,483
Portugal - 0.2%
Jeronimo Martins SGPS SA	13,131	319,678
Singapore - 1.2%
DBS Group Holdings, Ltd.	25,823	1,024,084
Oversea-Chinese Banking Corp. Ltd.	14,311	182,460
Sea Ltd. - ADR(a)	1,580	282,393
Singapore Exchange, Ltd.	16,848	216,284
		1,705,221
Spain - 4.6%
Amadeus IT Holdings SA	2,269	180,363
Banco Bilbao Vizcaya Argentaria SA	106,030	2,043,165
Banco de Sabadell SA	209,757	818,728
Banco Santander SA	191,499	2,009,658
Bankinter SA	21,159	334,489
CaixaBank SA	83,578	882,746
Endesa SA	10,224	326,702
		6,595,851
Sweden - 2.8%
H & M Hennes & Mauritz AB - Class B	31,611	590,927
Securitas AB - Class B	21,517	324,328
Skandinaviska Enskilda Banken AB - Class A	983	19,274
Spotify Technology SA(a)	1,087	758,726
Svenska Handelsbanken AB - Class A	28,801	375,785
Swedbank AB - Class A	16,828	507,965
Telefonaktiebolaget LM Ericsson - Class B(d)	169,880	1,407,627
		3,984,632
Switzerland - 7.7%
Coca-Cola HBC AG	9,544	450,272
Dufry AG	25,377	1,385,679
Helvetia Holding AG	128	31,455
Holcim AG	7,880	672,357
Kuehne & Nagel International AG	497	93,007
Logitech International SA	4,687	515,563
Nestle SA	4,328	397,463
Novartis AG	19,616	2,522,194

	Shares	Value
Roche Holding AG	6,649	$2,214,008
SGS SA	5,160	536,226
Swiss Life Holding AG	162	174,897
Swiss Re AG	3,302	613,270
Zurich Insurance Group AG	2,033	1,453,155
		11,059,546
United Kingdom - 10.8%
3i Group PLC	18,408	1,014,703
Admiral Group PLC	19,793	893,321
AstraZeneca PLC	10,167	1,557,595
Auto Trader Group PLC(b)	31,787	337,682
Barclays PLC	109,247	562,111
Entain PLC	27,293	322,561
GSK PLC	33,900	727,900
HSBC Holdings PLC	147,010	2,074,769
Imperial Brands PLC	10,173	432,164
JD Sports Fashion PLC	1,048,211	1,349,413
Kingfisher PLC	375,993	1,566,299
Lloyds Banking Group PLC	91,172	103,169
Marks & Spencer Group PLC	105,825	519,191
NatWest Group PLC	132,510	935,965
Next PLC	4,855	809,347
Pearson PLC	2,801	39,833
RELX PLC	6,372	304,447
Sage Group PLC	8,364	124,076
Shell PLC	10,425	371,558
Smith & Nephew PLC	6,557	118,927
Standard Chartered PLC	38,437	745,968
Vodafone Group PLC	542,758	631,175
Wise PLC - Class A(a)	1,623	22,625
		15,564,799
TOTAL COMMON STOCKS (Cost $97,282,410)		137,372,267
INVESTMENT COMPANIES - 3.2%
United States – 3.2%
iShares MSCI Canada ETF(d)	7,762	392,369
iShares MSCI EAFE ETF(d)	44,997	4,201,370
TOTAL INVESTMENT COMPANIES (Cost $3,937,437)		4,593,739

	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	282	0
TOTAL WARRANTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

53

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(f)	4,039,689	$4,039,689
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,039,689)		4,039,689

	Shares
MONEY MARKET FUNDS - 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(f)	1,030,161	1,030,161
TOTAL MONEY MARKET FUNDS (Cost $1,030,161)		1,030,161
TOTAL INVESTMENTS - 102.4% (Cost $106,289,697)		$147,035,856
Liabilities in Excess of Other Assets - (2.4)%		(3,465,494)
TOTAL NET ASSETS - 100.0%		$143,570,362

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $3,352,792 or 2.3% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $3,960,900.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
Sector Classification as of September 30, 2025
(% of Net Assets)

Financials	$51,664,863	35.9%
Industrials	18,406,072	13.0
Consumer Discretionary	16,130,205	11.2
Consumer Staples	13,459,386	9.2
Health Care	12,624,488	8.7
Information Technology	11,254,195	7.9
Materials	5,359,550	3.8
Communication Services	3,967,370	2.6
Energy	3,403,920	2.6
Utilities	926,169	0.7
Real Estate	176,049	0.1
Investment Companies	3,140,937	3.2
Investments Purchased with Proceeds from Securities Lending	4,039,689	2.8
Money Market Funds	1,030,161	0.7
Other Assets in Excess of Liabilities	1,128,245	(2.4)
	$ 143,570,362	100.0%

The accompanying notes are an integral part of these financial statements.

54

GUIDEPATH ABSOLUTE RETURN ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Alternative Funds - 2.5%
ProShares Investment Grade-Interest Rate Hedged ETF	36,361	$2,872,519
Domestic Equity Funds - 2.5%
DoubleLine Shiller Enhanced CAPE - Class I	175,091	2,836,479
Domestic Fixed Income Funds - 84.7%
BlackRock Low Duration Bond Portfolio - Class Institutional	1,013,372	9,302,759
DoubleLine Core Fixed Income Fund - Class I	273,822	2,562,975
DoubleLine Flexible Income Fund - Class I	602,447	5,283,463
DoubleLine Low Duration Bond Fund - Class I	961,237	9,295,160
DoubleLine Total Return Bond Fund - Class I	1,277,828	11,385,449
iShares 3-7 Year Treasury Bond ETF	50,220	6,001,792
iShares 7-10 Year Treasury Bond ETF(a)	59,068	5,697,699
iShares Aaa - A Rated Corporate Bond ETF	35,295	1,710,749
iShares Flexible Income Active ETF(a)	96,853	5,156,454
iShares High Yield Systematic Bond ETF(a)	101,756	4,868,516
Schwab Short-Term U.S. Treasury ETF	82,273	2,007,461
SPDR Bloomberg Investment Grade Floating Rate ETF(a)	55,906	1,725,259
SPDR Portfolio Short Term Treasury ETF	39,126	1,147,174
Vanguard High-Yield Corporate Fund - Class Admiral	1,030,141	5,727,586
Vanguard Intermediate-Term Corporate Bond ETF(a)	33,937	2,854,441
Vanguard Long-Term Corporate Bond ETF(a)	32,889	2,553,831
Vanguard Mortgage-Backed Securities ETF(a)	218,495	10,260,525
Vanguard Short-Term Corporate Bond ETF	71,715	5,732,180
Vanguard Total Bond Market ETF	49,907	3,711,584
		96,985,057
Emerging Markets Fixed Income Funds - 2.5%
Vanguard Emerging Markets Government Bond ETF	42,719	2,857,901
International Fixed Income Funds - 2.0%
Janus Henderson AAA CLO ETF	45,279	2,299,267

	Shares	Value
Opportunistic Fixed Income Funds - 4.6%
BlackRock Strategic Income Opportunities Portfolio - Class Institutional	540,442	$5,290,927
TOTAL INVESTMENT COMPANIES (Cost $109,136,841)		113,142,150

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(b)	21,505,833	21,505,833
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,505,833)		21,505,833

	Shares
MONEY MARKET FUNDS - 0.9%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(b)	1,104,440	1,104,440
TOTAL MONEY MARKET FUNDS (Cost $1,104,440)		1,104,440
TOTAL INVESTMENTS - 118.5% (Cost $131,747,114)		$135,752,423
Liabilities in Excess of Other Assets - (18.5)%		(21,209,249)
TOTAL NET ASSETS - 100.0%		$114,543,174

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $21,025,530.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

55

GUIDEPATH CONSERVATIVE ALLOCATION FUND
Consolidated Schedule OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Alternative Funds - 1.6%
SPDR Gold MiniShares Trust(a)(b)(d)	119,207	$9,113,375
Domestic Equity Funds - 23.8%
American Funds - Mutual Fund - Class F-3	230,090	14,327,704
American Funds - Washington Mutual Investors Fund - Class F-3	213,425	14,282,392
iShares Core S&P Small-Cap ETF(b)	123,799	14,711,035
iShares Global 100 ETF(b)	41,790	5,015,218
iShares MSCI USA Min Vol Factor ETF(b)	191,754	18,243,475
SPDR MSCI World StrategicFactors ETF	35,658	5,007,464
Vanguard High Dividend Yield ETF	101,404	14,292,894
Vanguard S&P 500 ETF	56,424	34,552,929
Vanguard Value ETF(b)	88,324	16,471,543
		136,904,654
Domestic Fixed Income Funds - 46.5%
American Funds - High-Income Trust - Class F-3	1,433,389	14,262,217
American Funds - The Bond Fund of America - Class F-3	1,866,297	21,369,098
American Funds Multi-Sector Income Fund - Class F-3	2,244,153	21,386,773
iShares 10+ Year Investment Grade Corporate Bond ETF(b)	58,550	3,017,667
iShares 7-10 Year Treasury Bond ETF(b)	260,998	25,175,867
iShares Broad USD High Yield Corporate Bond ETF	307,642	11,622,715
iShares Broad USD Investment Grade Corporate Bond ETF	154,891	8,088,408
iShares Core U.S. Aggregate Bond ETF(b)	213,313	21,384,628
iShares iBoxx High Yield Corporate Bond ETF	33,314	2,704,764
iShares TIPS Bond ETF	150,325	16,719,147
SPDR Portfolio Short Term Treasury ETF	370,238	10,855,378
Vanguard High-Yield Corporate Fund - Class Admiral	7,879,444	43,809,706
Vanguard Intermediate-Term Corporate Bond ETF(b)	76,315	6,418,855
Vanguard Long-Term Treasury ETF	299,058	17,004,438
Vanguard Mortgage-Backed Securities ETF(b)	189,814	8,913,665
Vanguard Short-Term Corporate Bond ETF	26,666	2,131,413
Vanguard Total Bond Market ETF	23,213	1,726,351
WisdomTree Floating Rate Treasury Fund	613,944	30,862,965
		267,454,055

	Shares	Value
Emerging Market Equity Funds - 1.9%
iShares Core MSCI Emerging Markets ETF	168,675	$11,119,056
Emerging Markets Fixed Income Funds - 2.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	130,056	12,380,031
Hybrid Funds - 14.3%
American Funds - Capital Income Builder, Inc. - Class F-3	271,208	21,428,179
American Funds - The Income Fund of America - Class F-3	778,643	21,365,961
iShares Core Aggressive Allocation ETF(b)	243,036	21,421,193
iShares Core Growth Allocation ETF	282,779	18,205,312
		82,420,645
International Equity Funds - 7.5%
American Funds - Capital World Growth and Income Fund - Class F-3	133,374	10,016,407
iShares Core MSCI Europe ETF	47,230	3,217,308
iShares MSCI EAFE Min Vol Factor ETF	132,761	11,262,116
JPMorgan BetaBuilders Canada ETF(b)	27,146	2,367,945
Vanguard FTSE Developed Markets ETF	273,333	16,378,113
		43,241,889
International Fixed Income Funds - 0.4%
Vanguard Total International Bond ETF(b)	43,075	2,130,490
Real Estate Funds - 1.1%
Vanguard Global ex-U.S. Real Estate ETF	36,942	1,763,611
Vanguard Real Estate ETF(b)	47,420	4,335,136
		6,098,747
TOTAL INVESTMENT COMPANIES (Cost $463,238,793)		570,862,942

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(c)	124,752,643	124,752,643
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $124,752,643)		124,752,643

The accompanying notes are an integral part of these financial statements.

56

GUIDEPATH CONSERVATIVE ALLOCATION FUND
Consolidated Schedule OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(c)	5,652,752	$5,652,752
TOTAL MONEY MARKET FUNDS (Cost $5,652,752)		5,652,752
TOTAL INVESTMENTS - 121.9% (Cost $593,644,188)		$701,268,337
Liabilities in Excess of Other Assets - (21.9)%		(125,916,186)
TOTAL NET ASSETS - 100.0%		$575,352,151

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $122,370,761.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	All or portion of this security is held by GuidePath® Conservative Allocation Fund LLC.
The accompanying notes are an integral part of these financial statements.

57

GUIDEPATH CONSERVATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 40.6%
Domestic Fixed Income Funds - 40.6%
Invesco Senior Loan ETF(a)	73,619	$1,540,846
iShares 0-5 Year High Yield Corporate Bond ETF	30,437	1,317,922
iShares 0-5 Year Investment Grade Corporate Bond ETF	94,036	4,779,850
iShares 0-5 Year TIPS Bond ETF	18,469	1,908,956
		9,547,574
TOTAL INVESTMENT COMPANIES (Cost $9,500,981)		9,547,574

	Par
U.S. TREASURY SECURITIES - 7.4%
United States Treasury Notes
0.38%, 11/30/2025	$500,000	496,980
2.25%, 03/31/2026	500,000	496,157
0.88%, 06/30/2026	750,000	734,157
TOTAL U.S. TREASURY SECURITIES (Cost $1,726,828)		1,727,294

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 52.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(b)(c)	12,233,831	12,233,831
TOTAL MONEY MARKET FUNDS (Cost $12,233,831)		12,233,831

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(b)	1,128,454	1,128,454
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,128,454)		1,128,454
TOTAL INVESTMENTS - 104.9% (Cost $24,590,094)		$24,637,153
Liabilities in Excess of Other Assets - (4.9)%		(1,143,071)
TOTAL NET ASSETS - 100.0%		$23,494,082

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $1,096,355.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

58

GUIDEPATH FLEXIBLE INCOME ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.8%
Alternative Funds - 17.1%
JPMorgan Hedged Equity Fund - Select Shares - Class I	262,872	$9,082,233
JPMorgan Research Market Neutral Fund - Class I	555,785	8,964,811
Stone Ridge Diversified Alternatives Fund - Class I	4,641,181	49,474,990
Vanguard Market Neutral Fund - Class Institutional	1,288,566	18,220,330
		85,742,364
Domestic Fixed Income Funds - 62.9%
DFA Short Duration Real Return Portfolio - Class Institutional	1,050,538	11,503,392
Eaton Vance Short Duration Income ETF(a)	95,969	4,933,287
iShares Broad USD High Yield Corporate Bond ETF	1,143,326	43,194,856
iShares Convertible Bond ETF(a)	135,574	13,564,179
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	118,873	13,250,773
JPMorgan Flexible Debt ETF(b)	330,589	16,600,504
JPMorgan Short Duration Core Plus Fund - Class I	1,928,237	18,241,121
Pacer Aristotle Pacific Floating Rate High Income ETF	191,536	9,076,891
PIMCO Short Asset Investment Fund - Class Institutional	1,730,699	17,255,065
Schwab U.S. TIPS ETF	657,911	17,730,701
SPDR Bloomberg High Yield Bond ETF(a)	82,660	8,099,853
SPDR Bloomberg Short Term High Yield Bond ETF(a)	358,637	9,181,107
SPDR DoubleLine Short Duration Total Return Tactical ETF	74,448	3,527,719
Vanguard High-Yield Corporate Fund - Class Admiral	11,331,646	63,003,949
Vanguard Long-Term Treasury ETF(a)	313,020	17,798,317
Vanguard Total Bond Market ETF	58,129	4,323,054
Xtrackers USD High Yield Corporate Bond ETF	1,164,310	43,207,544
		314,492,312
Emerging Markets Fixed Income Funds - 2.7%
Vanguard Emerging Markets Government Bond ETF	200,069	13,384,616
International Equity Funds - 0.4%
iShares Core MSCI EAFE ETF	20,980	1,831,764
Opportunistic Fixed Income Funds - 13.7%
Eaton Vance Strategic Income Fund - Class I	3,734,815	25,471,435

	Shares	Value
JPMorgan Income Fund - Class I	1,897,623	$16,319,557
Navigator Tactical Fixed Income Fund - Institutional Shares - Class I	2,792,252	27,001,076
		68,792,068
TOTAL INVESTMENT COMPANIES (Cost $472,098,672)		484,243,124
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(c)	34,592,522	34,592,522
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,592,522)		34,592,522
	Shares
MONEY MARKET FUNDS - 3.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(c)	15,590,146	15,590,146
TOTAL MONEY MARKET FUNDS (Cost $15,590,146)		15,590,146
TOTAL INVESTMENTS - 106.8% (Cost $522,281,340)		$534,425,792
Liabilities in Excess of Other Assets - (6.8)%		(34,057,135)
TOTAL NET ASSETS - 100.0%		$500,368,657

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $33,806,997.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

59

GUIDEPATH GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Domestic Equity Funds - 72.7%
AMCAP Fund - Class F-3	1,170,449	$55,479,285
American Funds - New Economy Fund - Class F-3	522,231	39,047,182
American Funds - New Perspective Fun - Class F-3	752,653	55,462,991
American Funds - Smallcap World Fund, Inc. - Class F-3	710,975	54,688,206
American Funds - The Growth Fund of America - Class F-3	1,086,615	95,654,737
American Funds - The Investment Company of America - Class F-3	553,155	36,945,227
American Funds Fundamental Investors - Class F-3	400,035	37,359,238
Invesco QQQ Trust Series 1	19,219	11,538,511
iShares Core S&P Small-Cap ETF(a)	793,790	94,326,066
Schwab U.S. Large-Cap ETF(a)	6,598,887	173,814,684
Schwab U.S. Large-Cap Growth ETF	3,008,833	96,011,861
SPDR S&P 600 Small Cap Growth ETF(a)	118,485	11,174,320
Vanguard Russell 1000 Growth ETF	488,425	58,855,213
Vanguard Russell 2000 Growth(a)	125,493	29,337,578
Vanguard S&P 500 ETF	374,938	229,604,532
Vanguard Value ETF(a)	24,330	4,537,302
		1,083,836,933
Emerging Market Equity Funds - 4.8%
iShares Core MSCI Emerging Markets ETF	1,084,299	71,476,990
International Equity Funds - 19.0%
iShares Core MSCI Europe ETF	60,243	4,103,753
iShares MSCI ACWI ETF(a)	434,919	60,123,203
iShares MSCI EAFE Min Vol Factor ETF(a)	42,720	3,623,938
JPMorgan BetaBuilders Canada ETF	222,962	19,448,975
Vanguard FTSE All World ex-US Small-Cap ETF(a)	196,137	27,959,329
Vanguard FTSE Developed Markets ETF	2,787,558	167,030,475
		282,289,673
Real Estate Funds - 2.6%
Vanguard Global ex-U.S. Real Estate ETF	330,645	15,784,992
Vanguard Real Estate ETF(a)	249,888	22,844,761
		38,629,753
TOTAL INVESTMENT COMPANIES (Cost $809,546,552)		1,476,233,349

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(b)	138,613,330	$138,613,330
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $138,613,330)		138,613,330
	Shares
MONEY MARKET FUNDS - 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(b)	15,334,067	15,334,067
TOTAL MONEY MARKET FUNDS (Cost $15,334,067)		15,334,067
TOTAL INVESTMENTS - 109.4% (Cost $963,493,949)		$1,630,180,746
Liabilities in Excess of Other Assets - (9.4)%		(139,721,175)
TOTAL NET ASSETS - 100.0%		$1,490,459,571

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $136,204,843.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

60

GUIDEPATH GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 48.8%
Aerospace & Defense - 0.6%
General Dynamics Corp.	628	$214,148
Lockheed Martin Corp.	1,108	553,125
		767,273
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	6,217	519,306
Banks - 1.7%
Citizens Financial Group, Inc.	7,344	390,407
Huntington Bancshares, Inc.	29,841	515,354
M&T Bank Corp.	1,161	229,437
Regions Financial Corp.	19,027	501,742
US Bancorp	8,163	394,518
		2,031,458
Beverages - 2.5%
Coca-Cola Co.	24,352	1,615,024
PepsiCo, Inc.	9,913	1,392,182
		3,007,206
Biotechnology - 2.1%
AbbVie, Inc.	10,676	2,471,921
Building Products - 0.6%
Johnson Controls International PLC	6,549	720,063
Capital Markets - 1.4%
Blackrock, Inc.	649	756,649
CME Group, Inc.	3,225	871,363
		1,628,012
Chemicals - 0.9%
Air Products and Chemicals, Inc.	2,180	594,530
CF Industries Holdings, Inc.	1,230	110,331
LyondellBasell Industries NV - Class A	6,380	312,875
		1,017,736
Communications Equipment - 1.1%
Cisco Systems, Inc.	18,959	1,297,175
Consumer Finance - 0.1%
Synchrony Financial	2,107	149,702
Consumer Staples Distribution & Retail - 0.8%
Kroger Co.	8,314	560,447
Target Corp.	4,645	416,656
		977,103
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	23,766	1,044,516
Electric Utilities - 0.9%
American Electric Power Co., Inc.	2,582	290,475

	Shares	Value
Edison International	11,136	$615,598
Xcel Energy, Inc.	2,771	223,481
		1,129,554
Electrical Equipment - 0.7%
Emerson Electric Co.	6,367	835,223
Food Products - 1.2%
Archer-Daniels-Midland Co.	3,112	185,911
General Mills, Inc.	10,178	513,174
Mondelez International, Inc. - Class A	12,108	756,387
		1,455,472
Ground Transportation - 1.1%
Norfolk Southern Corp.	2,489	747,721
Union Pacific Corp.	2,571	607,707
		1,355,428
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	10,432	1,397,262
Medtronic PLC	7,239	689,442
		2,086,704
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	3,949	619,835
Cigna Group	2,620	755,215
UnitedHealth Group, Inc.	5,030	1,736,859
		3,111,909
Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	5,318	1,616,087
Starbucks Corp.	3,545	299,907
Yum! Brands, Inc.	3,212	488,224
		2,404,218
Household Durables - 0.1%
Garmin Ltd.	531	130,743
Household Products - 2.7%
Colgate-Palmolive Co.	14,553	1,163,367
Kimberly-Clark Corp.	2,428	301,898
Procter & Gamble Co.	11,408	1,752,839
		3,218,104
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	2,634	554,457
Insurance - 1.4%
Aflac, Inc.	6,616	739,007
Fidelity National Financial, Inc.	1,002	60,611
Hartford Insurance Group, Inc.	4,312	575,178
Travelers Cos., Inc.	1,167	325,850
		1,700,646
IT Services - 2.4%
Accenture PLC - Class A	5,220	1,287,252
International Business Machines Corp.	5,480	1,546,237
		2,833,489

The accompanying notes are an integral part of these financial statements.

61

GUIDEPATH GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - 1.6%
Caterpillar, Inc.	1,428	$681,370
Cummins, Inc.	1,816	767,024
Illinois Tool Works, Inc.	1,745	455,026
		1,903,420
Media - 0.9%
Comcast Corp. - Class A	11,512	361,707
Omnicom Group, Inc.	8,642	704,582
		1,066,289
Multi-Utilities - 1.3%
Ameren Corp.	4,159	434,117
Consolidated Edison, Inc.	2,462	247,480
DTE Energy Co.	2,542	359,515
Sempra	6,261	563,365
		1,604,477
Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	12,631	1,961,468
ConocoPhillips	5,969	564,608
Coterra Energy, Inc.	7,122	168,435
Exxon Mobil Corp.	17,173	1,936,256
Kinder Morgan, Inc.	20,536	581,374
		5,212,141
Personal Care Products - 0.2%
Kenvue, Inc.	13,802	224,006
Pharmaceuticals - 3.0%
Johnson & Johnson	9,090	1,685,468
Merck & Co., Inc.	12,883	1,081,270
Pfizer, Inc.	34,065	867,976
		3,634,714
Professional Services - 0.8%
Automatic Data Processing, Inc.	2,528	741,968
Paychex, Inc.	1,943	246,295
		988,263
Semiconductors & Semiconductor Equipment - 1.9%
QUALCOMM, Inc.	8,151	1,356,000
Texas Instruments, Inc.	4,902	900,645
		2,256,645
Software - 0.1%
Gen Digital, Inc.	4,262	120,998
Specialty Retail - 2.5%
Home Depot, Inc.	5,331	2,160,068
Lowe’s Cos., Inc.	3,121	784,338
		2,944,406
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc. - Class C	4,371	619,677
HP, Inc.	14,672	399,518
		1,019,195

	Shares	Value
Trading Companies & Distributors - 0.7%
Ferguson Enterprises, Inc.	2,646	$594,239
Watsco, Inc.	608	245,814
		840,053
TOTAL COMMON STOCKS (Cost $48,821,172)		58,262,025
INVESTMENT COMPANIES - 48.1%
Domestic Equity Funds - 47.3%
Schwab U.S. Large-Cap ETF(a)	989,358	26,059,690
Vanguard High Dividend Yield ETF(b)	215,281	30,343,857
		56,403,547
Domestic Fixed Income Funds - 0.8%
SPDR Bloomberg 1-3 Month T-Bill ETF	10,479	961,448
TOTAL INVESTMENT COMPANIES (Cost $53,525,293)		57,364,995
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(c)	7,622,100	7,622,100
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,622,100)		7,622,100
	Shares
MONEY MARKET FUNDS - 3.0%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(c)	3,602,116	3,602,116
TOTAL MONEY MARKET FUNDS (Cost $3,602,116)		3,602,116
TOTAL INVESTMENTS - 106.3% (Cost $113,570,681)		$126,851,236
Liabilities in Excess of Other Assets - (6.3)%		(7,522,044)
TOTAL NET ASSETS - 100.0%		$119,329,192

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
The accompanying notes are an integral part of these financial statements.

62

GUIDEPATH GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $7,435,782.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

63

GUIDEPATH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
Domestic Fixed Income Funds - 81.8%
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)(b)	515,600	$27,888,804
iShares Core U.S. Aggregate Bond ETF(a)	212,111	21,264,128
iShares Preferred & Income Securities ETF(a)	432,199	13,666,132
VanEck Emerging Markets High Yield Bond ETF(a)	624,999	12,531,230
		75,350,294
Emerging Markets Fixed Income Funds - 15.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	147,373	14,028,436
TOTAL INVESTMENT COMPANIES (Cost $87,349,419)		89,378,730
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(c)	31,092,983	31,092,983
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,092,983)		31,092,983
	Shares
Money Market Funds - 2.9%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(c)	2,710,738	2,710,738
TOTAL MONEY MARKET FUNDS (Cost $2,710,738)		2,710,738
TOTAL INVESTMENTS - 133.7% (Cost $121,153,140)		$123,182,451
Liabilities in Excess of Other Assets - (33.7)%		(31,064,748)
TOTAL NET ASSETS - 100.0%		$92,117,703

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $30,380,511.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

64

GUIDEPATH MULTI-ASSET INCOME ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Domestic Equity Funds - 31.8%
BlackRock High Equity Income Fund - Class Institutional	24,526	$721,549
Financial Select Sector SPDR Fund	6,659	358,720
Global X U.S. Preferred ETF(a)	195,385	3,796,331
Invesco S&P 500 BuyWrite ETF	57,457	1,270,949
iShares Advantage Large Cap Income ETF	28,830	915,064
iShares Select Dividend ETF(a)	26,876	3,819,080
JPMorgan Equity Premium Income ETF	15,085	861,353
Schwab U.S. Dividend Equity ETF(a)	364,498	9,950,795
SPDR Portfolio S&P 500 High Dividend ETF(a)	48,207	2,121,108
Vanguard High Dividend Yield ETF(a)	27,927	3,936,311
Vanguard S&P 500 ETF	1,087	665,657
Vanguard Utilities ETF	1,886	357,227
WisdomTree U.S. LargeCap Dividend Fund	43,764	3,808,781
WisdomTree U.S. SmallCap Dividend Fund(a)	47,439	1,597,746
		34,180,671
Domestic Fixed Income Funds - 35.8%
iShares 0-5 Year High Yield Corporate Bond ETF	152,617	6,608,316
iShares 7-10 Year Treasury Bond ETF	7,116	686,409
iShares Aaa - A Rated Corporate Bond ETF	42,875	2,078,151
iShares Convertible Bond ETF(a)	15,806	1,581,390
iShares Flexible Income Active ETF(a)	32,251	1,717,043
iShares High Yield Corporate Bond Buywrite Strategy ETF	55,526	1,686,325
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,922	994,535
iShares Investment Grade Systematic Bond ETF(a)	30,116	1,386,691
Schwab 5-10 Year Corporate Bond ETF(a)	90,191	2,081,608
SPDR Portfolio Aggregate Bond ETF	16,141	417,245
SPDR Portfolio Long Term Corporate Bond ETF(a)	61,322	1,417,765
SPDR Portfolio Short Term Treasury ETF	16,009	469,384
T Rowe Price Institutional Floating Rate Fund - Class I	183,388	1,731,180
Vanguard High-Yield Corporate Fund - Class Admiral	1,145,792	6,370,604
Vanguard Intermediate-Term Treasury ETF	21,533	1,292,626
Vanguard Long-Term Treasury ETF(a)	72,038	4,096,081

	Shares	Value
Vanguard Mortgage-Backed Securities ETF(a)	10,616	$498,528
WisdomTree Floating Rate Treasury Fund	65,145	3,274,839
		38,388,720
Emerging Market Equity Funds - 4.8%
iShares Emerging Markets Dividend ETF	175,367	5,206,646
Emerging Markets Fixed Income Funds - 1.7%
Vanguard Emerging Markets Government Bond ETF	27,577	1,844,901
International Equity Funds - 16.3%
iShares Global Infrastructure ETF	5,814	355,352
iShares International Dividend Growth ETF(a)	17,466	1,391,516
iShares International Select Dividend ETF	155,658	5,689,300
Vanguard FTSE Developed Markets ETF	30,566	1,831,515
Vanguard International High Dividend Yield ETF	96,866	8,202,613
		17,470,296
International Fixed Income Funds - 1.3%
Janus Henderson AAA CLO ETF	26,717	1,356,689
Multi-Asset Funds - 5.1%
Loomis Sayles Global Allocation Fund - Class Y	201,432	5,434,635
Real Estate Funds - 2.1%
Vanguard Real Estate ETF(a)	24,142	2,207,062
TOTAL INVESTMENT COMPANIES (Cost $87,799,825)		106,089,620

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(b)	19,771,000	19,771,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,771,000)		19,771,000

The accompanying notes are an integral part of these financial statements.

65

GUIDEPATH MULTI-ASSET INCOME ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
Money Market Funds - 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(b)	1,200,431	$1,200,431
TOTAL MONEY MARKET FUNDS (Cost $1,200,431)		1,200,431
TOTAL INVESTMENTS - 118.4% (Cost $108,771,256)		$127,061,051
Liabilities in Excess of Other Assets - (18.4)%		(19,709,811)
TOTAL NET ASSETS - 100.0%		$107,351,240

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $19,346,695.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

66

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 89.7%
Certificate of Deposit - 22.7%
Bank of America NA, 4.24%, 02/17/2026	$5,000,000	$5,003,694
Bank of Montreal, 4.60% (SOFR + 0.36%), 05/07/2026	3,000,000	3,002,614
Commonwealth Bank of Australia, 4.55% (SOFR + 0.31%), 10/03/2025	9,000,000	9,000,000
DNB Bank ASA, 4.07%, 10/07/2025	10,000,000	10,000,000
Mitsubishi Trust & Banking Corp., 4.10%, 10/01/2025	5,000,000	5,000,000
Mizuho Bank Ltd., 4.45%, 01/09/2026	3,000,000	3,002,417
MUFG Bank Ltd., 4.45%, 11/10/2025	8,000,000	8,000,000
Nordea Bank ABP, 4.51% (SOFR + 0.27%), 11/14/2025	5,000,000	5,000,000
Nordea Bank ABP, 3.98%, 03/25/2026	5,000,000	4,999,852
Sumitomo Mitsui Banking Corp., 4.50% (SOFR + 0.26%), 11/18/2025	3,000,000	3,000,036
Westpac Banking Corp., 4.64% (SOFR + 0.40%), 04/20/2026	8,000,000	8,008,774
		64,017,387
Commercial Paper - 3.5%
Credit Agricole Corporate and Investment Bank, 4.08%, 10/06/2025(a)	10,000,000	9,994,347
	Shares
Money Market Funds - 8.0%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(b)(c)	22,597,209	22,597,209
	Par
U.S. Treasury Bills - 55.5%
4.01%, 10/02/2025(a)	$32,000,000	31,996,436
4.01%, 10/07/2025(a)	90,000,000	89,939,983
4.12%, 10/16/2025(a)	5,000,000	4,991,599
4.17%, 11/06/2025(a)	8,000,000	7,966,960
4.15%, 12/09/2025(a)	6,000,000	5,955,863
4.23%, 12/11/2025(a)	9,000,000	8,931,840

	Par	Value
4.23%, 12/18/2025(a)	$2,000,000	$1,983,274
4.19%, 12/26/2025(a)	5,000,000	4,954,014
		156,719,969
TOTAL SHORT-TERM INVESTMENT (Cost $253,299,188)		253,328,912
TOTAL INVESTMENTS - 89.7% (Cost $253,299,188)		$253,328,912
Other Assets in Excess of Liabilities - 10.3%		29,034,893
TOTAL NET ASSETS - 100.0%		$282,363,805

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
SOFR - Secured Overnight Financing Rate
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	The rate shown is the annualized yield as of September 30, 2025.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
The accompanying notes are an integral part of these financial statements.

67

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Ultra Short Notes	126	12/19/2025	$14,499,844	$(93,558)
3 Month Canadian Overnight Repo Rate Average	287	06/16/2026	50,403,383	19,756
Arabica Coffee(a)	17	12/18/2025	2,389,669	1,809
ASX SPI 200 Index	80	12/18/2025	11,742,519	(68,945)
AUD/USD Cross Currency Rate	115	12/15/2025	7,615,300	(36,037)
Australian Government 10 Year Bonds	50	12/15/2025	3,750,237	(18,927)
Australian Government 3 Year Bonds	83	12/15/2025	5,867,806	(22,316)
Brazilian Real/US Dollar Cross Currency Rate	296	10/31/2025	5,521,880	32,150
Brent Crude Oil(a)	41	10/31/2025	2,707,230	(35,871)
British Pound/US Dollar Cross Currency Rate	253	12/15/2025	21,269,394	(232,243)
CAC40 10 Euro Index	34	10/17/2025	3,151,512	(5,374)
Canadian 10 Year Government Bonds	175	12/18/2025	15,398,793	24,216
Copper(a)	6	12/29/2025	728,475	41,317
Crude Oil(a)	20	10/21/2025	1,247,400	(6,934)
Crude Soybean Oil(a)	59	12/12/2025	1,751,946	(116,389)
Dow Jones Industrial Average Index	60	12/19/2025	14,006,700	121,692
Euro STOXX 50 Quanto Index	113	12/19/2025	7,351,136	108,464
Euro/US Dollar Cross Currency Rate	274	12/15/2025	40,387,600	(123,530)
Euro-BTP Italian Government Bonds	58	12/08/2025	8,160,517	22,803
FTSE 100 Index	97	12/19/2025	12,272,577	98,588
FTSE China A50 Index	457	10/30/2025	6,907,555	(49,844)
FTSE/JSE Top 40 Index	42	12/18/2025	2,484,396	80,854
FTSE/MIB Index	27	12/19/2025	6,735,180	(29,161)
German Stock Index	6	12/19/2025	4,228,529	5,184
Gold(a)	63	12/29/2025	24,401,160	1,794,866
Hang Seng China Enterprises Index	82	10/30/2025	5,045,214	59,592
Hang Seng Index	37	10/30/2025	6,397,779	81,444
IBEX 35 Index	46	10/17/2025	8,375,375	98,000
ICE European Climate Exchange Emissions(a)	48	12/15/2025	4,267,168	(20,623)
Lean Hogs(a)	52	12/12/2025	1,845,480	10,881
Live Cattle(a)	85	12/31/2025	7,982,350	(182,413)
London Metals - Aluminum(a)(b)	55	12/15/2025	3,686,224	50,438
London Metals - Copper(a)(b)	12	12/15/2025	3,081,429	67,993
London Metals - Zinc(a)(b)	8	12/15/2025	593,828	10,362
Low Sulphur Gas Oil(a)	80	11/12/2025	5,496,000	38,049
Mexican Peso/US Dollar Cross Currency Rate	719	12/15/2025	19,456,140	297,895
MSCI EAFE Index	116	12/19/2025	16,154,740	48,190
MSCI Emerging Markets Index	196	12/19/2025	13,325,060	188,570
MSCI Singapore Index	167	10/30/2025	5,791,500	(5,076)
Nasdaq 100 Index	34	12/19/2025	16,933,190	286,580
Nikkei 225 Index	28	12/11/2025	8,518,241	127,140
NY Harbor ULSD(a)	44	10/31/2025	4,294,937	(7,016)
OMXS30 Index	149	10/17/2025	4,217,847	25,695
Palladium(a)	14	12/29/2025	1,802,360	183,511
Platinum(a)	34	01/28/2026	2,729,690	288,420
Reformulated Gasoline Blendstock(a)	26	10/31/2025	2,099,152	(34,106)

The accompanying notes are an integral part of these financial statements.

68

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
September 30, 2025 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Russell 2000 Index	75	12/19/2025	$9,208,125	$133,828
S&P 500 Index	71	12/19/2025	23,922,562	279,459
S&P Mid Cap 400 Index	20	12/19/2025	6,572,400	(46,110)
S&P/Toronto Stock Exchange 60 Index	104	12/18/2025	26,495,825	553,047
SGX FTSE Taiwan Index	82	10/30/2025	7,013,460	(37,024)
SGX TSI Iron Ore(a)	307	11/28/2025	3,179,906	(67,905)
Silver(a)	43	12/29/2025	10,027,600	1,378,918
South African Rand/US Dollar Cross Currency Rate	472	12/15/2025	13,599,500	130,025
STOXX Europe 600 Index	87	12/19/2025	2,857,441	5,272
Swiss Franc/US Dollar Cross Currency Rate	73	12/15/2025	11,564,112	(76,114)
TOPIX Index	40	12/11/2025	8,495,791	32,352
U.S. Treasury 10 Year Notes	227	12/19/2025	25,537,500	(121,772)
U.S. Treasury 2 Year Notes	205	12/31/2025	42,721,680	(88,931)
U.S. Treasury 5 Year Notes	324	12/31/2025	35,379,281	(121,508)
U.S. Treasury Long Bonds	50	12/19/2025	5,829,687	(29,431)
U.S. Treasury Ultra Short Bonds	9	12/19/2025	1,080,562	(11,382)
US Cocoa(a)	5	12/15/2025	337,450	(2,318)
				$5,036,502

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3 Month Euribor	(504)	03/16/2026	$144,986,909	$6,697
3-Month Secured Overnight Financing Rate	(266)	06/16/2026	64,175,825	(26,031)
Australian 90 Day Bank Bills	(208)	03/12/2026	136,486,116	581
Canadian Dollar/US Dollar Cross Currency Rate	(290)	12/16/2025	20,909,000	88,307
Corn No. 2 Yellow(a)	(179)	12/12/2025	3,718,725	(43,732)
Cotton No.2(a)	(84)	12/08/2025	2,762,340	65,399
Euro BUXL 30 Year Bonds	(66)	12/08/2025	8,870,772	(185,565)
Euro-BOBL	(162)	12/08/2025	22,407,068	(16,815)
Euro-Bund	(88)	12/08/2025	13,283,428	(65,700)
Euro-Schatz	(669)	12/08/2025	84,026,557	43,642
French Government Bonds	(143)	12/08/2025	20,373,408	(192,355)
Hard Red Winter Wheat(a)	(85)	12/12/2025	2,115,438	171,815
ICE 3 Month SONIA Rate	(607)	06/16/2026	196,435,176	(15,602)
Indian Rupee/US Dollar Cross Currency Rate	(325)	10/29/2025	7,304,050	40,731
Japanese 10 Year Government Bonds	(6)	12/15/2025	5,509,281	37,923
Japanese Yen/US Dollar Cross Currency Rate	(165)	12/15/2025	14,053,875	47,661
Korean Won/US Dollar Cross Currency Rate	(10)	10/20/2025	178,200	1,206
London Cocoa(a)	(5)	12/11/2025	318,069	6,367
London Metals - Nickel(a)(b)	(18)	12/15/2025	1,642,726	17,837
Long Gilt	(108)	12/29/2025	13,194,432	(173,847)
Natural Gas(a)	(57)	10/29/2025	1,882,710	9,616
New Zealand Dollar/US Dollar Cross Currency Rate	(140)	12/15/2025	8,140,300	122,103
Soybean Meal(a)	(203)	12/12/2025	5,547,990	269,845
Soybeans(a)	(18)	11/14/2025	901,575	12,537

The accompanying notes are an integral part of these financial statements.

69

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
September 30, 2025 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Sugar #11(a)	(264)	02/27/2026	$4,908,288	$25,007
Wheat(a)	(184)	12/12/2025	4,673,600	267,087
				$514,714
Net Unrealized Appreciation (Depreciation)				$5,551,216

(a)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

70

GUIDEPATH MANAGED FUTURES STRATEGY FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	12/17/2025	NOK	10,000,000	USD	1,014,834	$(12,572)
UBS AG	12/17/2025	SEK	14,000,000	USD	1,516,039	(21,545)
UBS AG	12/17/2025	CNH	10,000,000	USD	1,413,274	(2,560)
UBS AG	12/17/2025	PLN	2,500,000	USD	695,533	(8,634)
UBS AG	12/17/2025	PLN	4,000,000	USD	1,100,638	(1,598)
UBS AG	12/17/2025	SEK	6,000,000	USD	648,417	(7,920)
UBS AG	12/17/2025	CNH	10,000,000	USD	1,414,551	(3,837)
UBS AG	12/17/2025	PLN	2,500,000	USD	692,534	(5,634)
UBS AG	12/17/2025	SEK	18,000,000	USD	1,940,464	(18,972)
UBS AG	12/17/2025	CNH	11,000,000	USD	1,558,378	(6,592)
UBS AG	12/17/2025	NOK	26,000,000	USD	2,655,638	(49,757)
UBS AG	12/17/2025	PLN	2,500,000	USD	691,208	(4,308)
UBS AG	12/17/2025	NOK	6,000,000	USD	603,598	(2,241)
UBS AG	12/17/2025	CNH	9,000,000	USD	1,273,708	(4,066)
UBS AG	12/17/2025	NOK	110,000,000	USD	11,039,951	(15,069)
UBS AG	12/17/2025	PLN	49,500,000	USD	13,650,261	(49,645)
UBS AG	12/17/2025	SEK	90,000,000	USD	9,649,280	(41,818)
UBS AG	12/17/2025	SGD	11,375,000	USD	8,947,696	(77,207)
UBS AG	12/17/2025	TRY	31,500,000	USD	703,735	6,328
UBS AG	12/17/2025	USD	8,620,084	CNH	61,000,000	14,728
Net Unrealized Appreciation (Depreciation)						$(312,919)

CNH - Chinese Offshore Renminbi
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

71

GUIDEPATH TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.3%
Airlines - 1.5%
United Airlines Holdings, Inc.(a)	113,081	$10,912,317
Biotechnology - 5.8%
Exelixis, Inc.(a)	419,739	17,335,221
United Therapeutics Corp.(a)	61,357	25,721,468
		43,056,689
Consumer Finance - 2.6%
Synchrony Financial	277,291	19,701,526
Consumer Staples Distribution & Retail - 2.2%
Sprouts Farmers Market, Inc.(a)	150,698	16,395,942
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	561,564	15,858,567
Electric Utilities - 6.8%
NRG Energy, Inc.	147,765	23,930,542
OGE Energy Corp.	65,688	3,039,384
Vistra Corp.	119,629	23,437,713
		50,407,639
Financial Services - 1.5%
MGIC Investment Corp.	386,713	10,971,048
Food Products - 3.1%
Ingredion, Inc.	113,993	13,919,685
Pilgrim’s Pride Corp.	231,861	9,441,380
		23,361,065
Household Durables - 6.0%
DR Horton, Inc.	89,111	15,101,641
PulteGroup, Inc.	143,473	18,957,088
Taylor Morrison Home Corp.(a)	162,520	10,727,945
		44,786,674
Household Products - 2.3%
Procter & Gamble Co.	109,480	16,821,602
Insurance - 10.2%
Aflac, Inc.	201,831	22,544,523
Arch Capital Group Ltd.	156,716	14,218,843
Everest Group Ltd.	41,815	14,644,867
Hartford Insurance Group, Inc.	184,849	24,657,008
		76,065,241
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A	91,489	22,240,976
Meta Platforms, Inc. - Class A	35,083	25,764,253
		48,005,229
Machinery - 1.6%
Snap-on, Inc.	33,697	11,677,021
Media - 3.0%
Fox Corp. - Class A	358,880	22,630,973

	Shares	Value
Metals & Mining - 1.6%
Newmont Corp.	142,434	$12,008,611
Semiconductors & Semiconductor Equipment - 6.3%
NVIDIA Corp.	197,262	36,805,144
QUALCOMM, Inc.	59,589	9,913,226
		46,718,370
Software - 4.0%
Docusign, Inc.(a)	93,811	6,762,835
Microsoft Corp.	45,071	23,344,524
		30,107,359
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	92,327	23,509,224
TOTAL COMMON STOCKS (Cost $402,286,448)		522,995,097
INVESTMENT COMPANIES - 27.7%
Alternative Funds - 24.7%
ProShares Ultra S&P500(b)	1,427,091	160,019,714
ProShares UltraPro S&P 500(b)	207,546	23,139,304
		183,159,018
Domestic Equity Funds - 3.0%
iShares Core S&P 500 ETF	33,686	22,546,040
TOTAL INVESTMENT COMPANIES (Cost $188,338,364)		205,705,058

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(c)	36,570,175	36,570,175
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $36,570,175)		36,570,175

	Shares
Money Market Funds - 2.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%(c)	15,213,677	15,213,677
TOTAL MONEY MARKET FUNDS (Cost $15,213,677)		15,213,677
TOTAL INVESTMENTS - 105.0% (Cost $642,408,664)		$780,484,007
Liabilities in Excess of Other Assets - (5.0)%		(37,014,760)
TOTAL NET ASSETS - 100.0%		$743,469,247

The accompanying notes are an integral part of these financial statements.

72

GUIDEPATH TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $36,120,301.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

73

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

	GuideMark Core Fixed Income Fund	GuideMark Emerging Markets Fund	GuideMark Large Cap Core Fund	GuideMark Small/Mid Cap Core Fund	GuideMark World ex-US Fund
ASSETS:
Investments, at value	$195,890,607	$58,057,627	$683,996,146	$103,270,376	$147,035,856
Receivable for investments sold	8,480,579	—	—	—	—
Interest receivable	1,169,673	195	11,431	2,122	2,521
Receivable for fund shares sold	168,025	47,163	472,754	80,155	87,497
Variation margin on centrally cleared swap contracts	10,379	—	—	—	—
Cash	3,000	183,679	—	—	—
Dividends receivable	—	95,881	281,197	119,964	328,006
Dividend tax reclaims receivable	—	2,280	395	16	391,188
Foreign currency, at value	—	1,506	—	—	154,504
Prepaid expenses and other assets	17,338	16,507	35,990	18,491	23,513
Total assets	205,739,601	58,404,838	684,797,913	103,491,124	148,023,085
LIABILITIES:
Payable for investments purchased	31,959,925	—	—	—	13,607
Payable upon return of securities loaned	535,400	1,393,672	13,034,590	5,633,782	4,039,689
Payable to adviser	87,419	18,656	329,767	63,319	138,651
Payable for capital shares redeemed	52,975	43,763	778,270	120,312	93,467
Payable for distribution and shareholder servicing fees	10,980	8,147	42,255	6,368	22,411
Variation margin on futures contracts	668	—	—	—	—
Payable to Broker for Futures	3,750	—	—	—	—
Interest payable	260	1,202	—	—	47,259
Deferred foreign capital gains tax	—	254,111	—	—	—
Payable for expenses and other liabilities	77,646	88,100	166,962	55,200	97,639
Total liabilities	32,729,023	1,807,651	14,351,844	5,878,981	4,452,723
NET ASSETS	$173,010,578	$56,597,187	$670,446,069	$97,612,143	$143,570,362
Net Assets Consists of:
Paid-in capital	$199,516,597	$36,821,725	$217,047,726	$55,799,188	$70,348,033
Total distributable earnings/(accumulated losses)	(26,506,019)	19,775,462	453,398,343	41,812,955	73,222,329
Total net assets	$173,010,578	$56,597,187	$670,446,069	$97,612,143	$143,570,362
Service Class
Net assets	$173,010,578	$56,597,187	$670,446,069	$97,612,143	$143,570,362
Shares issued and outstanding(a)	20,773,860	4,089,775	18,349,710	4,630,609	10,883,873
Net asset value per share	$8.33	$13.84	$36.54	$21.08	$13.19
Cost:
Investments, at cost	$205,418,387	$38,009,839	$399,334,017	$66,903,869	$106,289,697
Foreign currency, at cost	$—	$1,508	$—	$—	$154,035
Loaned Securities:
at value (included in investments)	$522,729	$1,379,395	$12,471,562	$5,456,801	$3,960,900

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

74

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	GuidePath Absolute Return Allocation Fund	GuidePath Conservative Allocation Fund (Consolidated)	GuidePath Conservative Income Fund	GuidePath Flexible Income Allocation Fund	GuidePath Growth Allocation Fund
ASSETS:
Investments, at value	$135,752,423	$701,268,337	$24,637,153	$534,425,792	$1,630,180,746
Receivable for fund shares sold	242,708	170,823	25,298	500,454	422,142
Dividends receivable	221,968	670,776	—	492,056	688,987
Interest receivable	5,093	22,357	42,485	58,500	45,841
Cash	—	19,157	—	—	—
Receivable for investments sold	—	17,701,511	—	—	—
Prepaid expenses and other assets	19,356	81,609	8,846	40,324	81,499
Total assets	136,241,548	719,934,570	24,713,782	535,517,126	1,631,419,215
LIABILITIES:
Payable upon return of securities loaned	21,505,833	124,752,643	1,128,454	34,592,522	138,613,330
Payable to adviser	48,226	236,221	7,649	199,472	619,346
Payable for capital shares redeemed	44,615	198,007	67,421	268,957	945,919
Payable for distribution and shareholder servicing fees	12,979	47,059	5	41,445	133,601
Interest payable	1,513	—	—	—	22,097
Payable for investments purchased	—	17,682,409	—	—	463,390
Deferred capital gains tax	—	1,572,099	—	—	—
Payable for expenses and other liabilities	85,208	93,981	16,171	46,073	161,961
Total liabilities	21,698,374	144,582,419	1,219,700	35,148,469	140,959,644
NET ASSETS	$114,543,174	$575,352,151	$23,494,082	$500,368,657	$1,490,459,571
Net Assets Consists of:
Paid-in capital	$137,151,527	$466,618,713	$23,999,916	$548,102,973	$783,751,850
Total distributable earnings/(accumulated losses)	(22,608,353)	108,733,438	(505,834)	(47,734,316)	706,707,721
Total net assets	$114,543,174	$575,352,151	$23,494,082	$500,368,657	$1,490,459,571
Institutional Shares
Net assets	$—	$—	$23,494,082	$—	$—
Shares issued and outstanding(a)	—	—	2,436,396	—	—
Net asset value per share	$—	$—	$9.64	$—	$—
Service Class
Net assets	$114,543,174	$575,352,151	$—	$500,368,657	$1,490,459,571
Shares issued and outstanding(a)	11,723,160	47,042,971	—	56,652,271	72,368,084
Net asset value per share	$9.77	$12.23	$—	$8.83	$20.60
Cost:
Investments, at cost	$131,747,114	$593,644,188	$24,590,094	$522,281,340	$963,493,949
Loaned Securities:
at value (included in investments)	$21,025,530	$122,370,761	$1,096,355	$33,806,997	$136,204,843

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

75

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	GuidePath Growth and Income Fund	GuidePath Income Fund	GuidePath Multi-Asset Income Allocation Fund	GuidePath Managed Futures Strategy Fund (Consolidated)	GuidePath Tactical Allocation Fund
ASSETS:
Investments, at value	$126,851,236	$123,182,451	$127,061,051	$253,328,912	$780,484,007
Receivable for fund shares sold	105,212	79,112	208,862	221,794	339,767
Dividends receivable	76,902	—	48,446	—	127,091
Interest receivable	12,208	9,589	3,903	345,579	49,771
Dividend tax reclaims receivable	1,937	—	—	—	—
Restricted Cash	—	—	—	2,900,054	—
Receivable for open forward currency contracts	—	—	—	21,056	—
Variation margin on futures contracts	—	—	—	613,711	—
Receivable for unsettled open futures contracts	—	—	—	146,630	—
Deposit at broker for future contracts	—	—	—	30,732,995	—
Prepaid expenses and other assets	13,467	15,168	29,164	11,829	24,555
Total assets	127,060,962	123,286,320	127,351,426	288,322,560	781,025,191
LIABILITIES:
Payable upon return of securities loaned	7,622,100	31,092,983	19,771,001	—	36,570,175
Payable to adviser	66,233	50,668	52,625	285,366	363,852
Payable for capital shares redeemed	5,146	5,031	143,304	136,275	452,639
Payable for distribution and shareholder servicing fees	87	42	8,939	22,344	59,096
Payable for open forward currency contracts	—	—	—	333,975	—
Payable for investments purchased	—	—	—	4,996,675	—
Payable for expenses and other liabilities	38,204	19,893	24,317	184,120	110,182
Total liabilities	7,731,770	31,168,617	20,000,186	5,958,755	37,555,944
NET ASSETS	$119,329,192	$92,117,703	$107,351,240	$282,363,805	$743,469,247
Net Assets Consists of:
Paid-in capital	$92,233,770	$98,776,946	$95,433,686	$368,559,652	$572,622,606
Total distributable earnings/(accumulated losses)	27,095,422	(6,659,243)	11,917,554	(86,195,847)	170,846,641
Total net assets	$119,329,192	$92,117,703	$107,351,240	$282,363,805	$743,469,247
Institutional Shares
Net assets	$119,329,192	$92,117,703	$—	$—	$—
Shares issued and outstanding(a)	8,664,512	10,636,067	—	—	—
Net asset value per share	$13.77	$8.66	$—	$—	$—
Service Class
Net assets	$—	$—	$107,351,240	$282,363,805	$743,469,247
Shares issued and outstanding(a)	—	—	9,189,951	41,302,221	52,098,809
Net asset value per share	$—	$—	$11.68	$6.84	$14.27
Cost:
Investments, at cost	$113,570,681	$121,153,140	$108,771,256	$253,299,188	$642,408,664
Loaned Securities:
at value (included in investments)	$7,435,782	$30,380,511	$19,346,695	$—	$36,120,301

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

76

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)

	GuideMark Core Fixed Income Fund	GuideMark Emerging Markets Fund	GuideMark Large Cap Core Fund	GuideMark Small/Mid Cap Core Fund	GuideMark World ex-US Fund
INVESTMENT INCOME:
Dividend income	$81,491	$1,062,951	$3,619,578	$662,610	$3,972,793
Less: Dividend withholding taxes	—	(116,456)	(4,080)	(1,438)	(391,568)
Less: Issuance fees	—	(467)	(7)	(9)	(2)
Interest income	3,690,644	—	—	—	503
Total investment income	3,772,135	946,028	3,615,491	661,163	3,581,726
EXPENSES:
Investment advisory fee	335,416	143,626	1,266,106	261,622	527,171
Administrative service fees	208,461	64,768	696,888	117,478	274,188
Fund administration and accounting fees	114,376	67,250	97,519	45,992	78,481
Shareholder service costs - Service Class	83,854	26,114	281,357	47,139	110,057
Federal and state registration fees	16,683	14,946	22,633	15,526	16,410
Custodian fees	16,323	82,754	18,383	2,957	41,045
Legal fees	13,786	4,453	45,597	6,771	7,808
Audit fees	13,298	37,099	12,444	12,688	14,579
Reports to shareholders	11,926	8,452	51,904	14,979	45,239
Trustees’ fees	9,241	2,716	38,024	5,278	9,816
Transfer agent fees	2,256	1,982	3,368	2,073	2,195
Compliance fees	2,013	610	7,937	1,129	2,323
Interest expense	260	9,718	199	2,912	56,799
Other expenses and fees	2,082	1,198	4,962	1,287	1,498
Total expenses	829,975	465,686	2,547,321	537,831	1,187,609
Expense reimbursement by Adviser	(40,867)	(91,366)	—	—	(8,829)
Expense recoupment by Adviser	—	—	—	—	118,238
Fees waived by the voluntary agreement	—	(5,223)	(56,271)	(9,428)	(22,011)
Security lending credit	(621)	(9,455)	(64,482)	(23,015)	(8,685)
Net expenses	788,487	359,642	2,426,568	505,388	1,266,322
Net investment income	2,983,648	586,386	1,188,923	155,775	2,315,404
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	74,224	2,239,216	152,367,204	4,978,444	27,648,529
Taxes withheld	—	(124,884)	—	—	—
Futures contracts	(301,441)	—	—	—	—
Swap contracts	2,275	—	—	—	—
Foreign currency translation	—	17,139	—	—	(884,067)
Net realized gain (loss)	(224,942)	2,131,471	152,367,204	4,978,444	26,764,462

The accompanying notes are an integral part of these financial statements.

77

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

	GuideMark Core Fixed Income Fund	GuideMark Emerging Markets Fund	GuideMark Large Cap Core Fund	GuideMark Small/Mid Cap Core Fund	GuideMark World ex-US Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$2,152,194	$7,502,931	$(63,530,806)	$9,499,507	$3,547,622
Future contracts	202,855	—	—	—	—
Swap contracts	58,808	—	—	—	—
Deferred foreign capital gains tax	—	90,052	—	—	—
Foreign currency translation	—	2,252	—	—	27,353
Net change in unrealized appreciation (depreciation)	2,413,857	7,595,235	(63,530,806)	9,499,507	3,574,975
Net realized and unrealized gain (loss)	2,188,915	9,726,706	88,836,398	14,477,951	30,339,437
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,172,563	$10,313,092	$90,025,321	$14,633,726	$32,654,841

The accompanying notes are an integral part of these financial statements.

78

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

	GuidePath Absolute Return Allocation Fund	GuidePath Conservative Allocation Fund (Consolidated)	GuidePath Conservative Income Fund	GuidePath Flexible Income Allocation Fund	GuidePath Growth Allocation Fund
INVESTMENT INCOME:
Dividend income	$3,555,640	$9,640,252	$498,161	$9,550,476	$8,713,781
Interest income	—	3	48,454	—	—
Other income	—	2	—	—	4
Total investment income	3,555,640	9,640,257	546,615	9,550,476	8,713,785
EXPENSES:
Investment advisory fee	236,532	689,209	43,218	546,836	1,780,888
Administrative service fees	168,884	688,934	30,851	546,836	1,780,175
Shareholder service costs - Service Class	67,581	275,684	—	218,735	712,355
Shareholder service costs - Institutional Shares	—	—	54	—	—
Custodian fees	22,639	30,067	702	21,223	40,834
Fund administration and accounting fees	21,697	74,532	3,992	38,415	152,670
Reports to shareholders	18,516	32,656	2,166	16,849	47,150
Legal fees	15,006	58,194	1,403	19,062	79,788
Federal and state registration fees	12,656	14,517	12,413	27,230	15,831
Interest expense	12,086	3,787	700	—	25,871
Trustees’ fees	9,377	30,865	1,253	20,019	77,820
Audit fees	8,296	8,784	8,266	8,601	9,394
Transfer agent fees	2,226	3,173	1,890	2,714	5,187
Compliance fees	1,949	6,741	183	4,614	17,023
Other expenses and fees	2,230	8,118	767	6,096	9,791
Total expenses	599,675	1,925,261	107,858	1,477,230	4,754,777
Expense reimbursement by Adviser	(88,459)	—	(26,214)	—	—
Security lending credit	(32,823)	(166,526)	(1,917)	(71,413)	(179,193)
Net expenses	478,393	1,758,735	79,727	1,405,817	4,575,584
Net investment income	3,077,247	7,881,522	466,888	8,144,659	4,138,201
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	764,160	4,777,675	(53,849)	(249,072)	25,031,390
Taxes withheld	—	(226,000)	—	—	—
Distributions received from other investment companies	—	587,393	—	—	3,292,575
Net realized gain (loss)	764,160	5,139,068	(53,849)	(249,072)	28,323,965
Net change in unrealized appreciation (depreciation) on:
Investments	199,435	33,276,726	25,826	4,634,356	234,420,521
Deferred capital gains tax	—	(1,572,099)	—	—	—
Net change in unrealized appreciation (depreciation)	199,435	31,704,627	25,826	4,634,356	234,420,521
Net realized and unrealized gain (loss)	963,595	36,843,695	(28,023)	4,385,284	262,744,486
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,040,842	$44,725,217	$438,865	$12,529,943	$266,882,687

The accompanying notes are an integral part of these financial statements.

79

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

	GuidePath Growth and Income Fund	GuidePath Income Fund	GuidePath Multi-Asset Income Allocation Fund	GuidePath Managed Futures Strategy Fund (Consolidated)	GuidePath Tactical Allocation Fund
INVESTMENT INCOME:
Dividend income	$1,669,752	$2,041,124	$2,570,750	$272,591	$7,491,380
Less: Dividend withholding taxes	(610)	—	—	—	—
Interest income	—	—	—	5,237,937	—
Less: Interest withholding taxes	—	—	—	(3,042)	—
Total investment income	1,669,142	2,041,124	2,570,750	5,507,486	7,491,380
EXPENSES:
Investment advisory fee	247,505	201,272	183,503	1,324,412	1,194,513
Administrative service fees	137,417	111,773	131,021	315,189	852,882
Fund administration and accounting fees	15,396	11,587	15,402	44,582	78,592
Custodian fees	15,025	2,684	10,820	6,738	23,423
Federal and state registration fees	12,990	12,592	13,301	13,820	17,446
Audit fees	11,316	8,296	8,296	16,958	9,028
Legal fees	6,771	5,490	7,259	25,650	39,498
Trustees’ fees	5,979	5,122	5,887	14,341	37,030
Reports to shareholders	2,834	2,714	4,694	35,906	46,442
Transfer agent fees	2,073	2,073	2,043	2,470	3,477
Compliance fees	1,006	853	1,251	2,990	8,114
Shareholder service costs - Institutional Shares	269	226	—	—	—
Shareholder service costs - Service Class	—	—	52,429	126,135	341,289
Interest expense	—	5,563	465	—	—
Other expenses and fees	1,035	913	1,624	2,283	4,813
Total expenses	459,616	371,158	437,995	1,931,474	2,656,547
Expense reimbursement by Adviser	(2,188)	(2,049)	—	—	—
Expense recoupment by Adviser	6,082	—	—	—	—
Security lending credit	(29,002)	(29,683)	(91,263)	(771)	(12,799)
Net expenses	434,508	339,426	346,732	1,930,703	2,643,748
Net investment income	1,234,634	1,701,698	2,224,018	3,576,783	4,847,632
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,362,442	975,221	1,776,137	14,668	35,724,200
Futures contracts	—	—	—	(27,719,332)	—
Forward currency contracts	—	—	—	1,219,076	—
Foreign currency translation	—	—	—	(905,675)	—
Net realized gain (loss)	1,362,442	975,221	1,776,137	(27,391,263)	35,724,200

The accompanying notes are an integral part of these financial statements.

80

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

	GuidePath Growth and Income Fund	GuidePath Income Fund	GuidePath Multi-Asset Income Allocation Fund	GuidePath Managed Futures Strategy Fund (Consolidated)	GuidePath Tactical Allocation Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$4,621,580	$(391,972)	$3,571,901	$18,240	$32,073,102
Future contracts	—	—	—	8,974,751	—
Forward currency contracts	—	—	—	(374,173)	—
Foreign currency translation	—	—	—	(4,837)	—
Net change in unrealized appreciation (depreciation)	4,621,580	(391,972)	3,571,901	8,613,981	32,073,102
Net realized and unrealized gain (loss)	5,984,022	583,249	5,348,038	(18,777,282)	67,797,302
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,218,656	$2,284,947	$7,572,056	$(15,200,499)	$72,644,934

The accompanying notes are an integral part of these financial statements.

81

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	GuideMark Core Fixed Income Fund		GuideMark Emerging Markets Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$2,983,648	$6,001,758	$586,386	$943,843
Net realized gain (loss)	(224,942)	(931,171)	2,131,471	581,975
Net change in unrealized appreciation (depreciation)	2,413,857	2,096,652	7,595,235	1,768,834
Net increase (decrease) in net assets from operations	5,172,563	7,167,239	10,313,092	3,294,652
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Class	(3,130,682)	(6,553,125)	—	(1,356,041)
Total distributions to shareholders	(3,130,682)	(6,553,125)	—	(1,356,041)
CAPITAL TRANSACTIONS:
Shares sold - Service Class	23,410,531	42,135,733	8,153,932	7,116,219
Shares issued in reinvestment of distributions	3,130,665	6,553,089	—	1,353,908
Shares redeemed - Service Class	(22,915,059)	(54,223,823)	(6,467,017)	(13,741,159)
Net increase (decrease) in net assets from capital transactions	3,626,137	(5,535,001)	1,686,915	(5,271,032)
Net increase (decrease) in net assets	5,668,018	(4,920,887)	12,000,007	(3,332,421)
NET ASSETS:
Beginning of the period	167,342,560	172,263,447	44,597,180	47,929,601
End of the period	$173,010,578	$167,342,560	$56,597,187	$44,597,180
SHARES TRANSACTIONS
Shares sold - Service Class	2,847,175	5,129,014	695,646	617,260
Shares issued in reinvestment of distributions - Service Class	378,882	797,988	—	120,411
Shares redeemed - Service Class	(2,786,018)	(6,594,028)	(523,334)	(1,196,387)
Total increase (decrease) in shares outstanding	440,039	(667,026)	172,312	(458,716)

The accompanying notes are an integral part of these financial statements.

82

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuideMark Large Cap Core Fund		GuideMark Small/Mid Cap Core Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$1,188,923	$3,219,685	$155,775	$223,191
Net realized gain (loss)	152,367,204	33,007,725	4,978,444	7,268,081
Net change in unrealized appreciation (depreciation)	(63,530,806)	(85,104,146)	9,499,507	(10,929,293)
Net increase (decrease) in net assets from operations	90,025,321	27,717,264	14,633,726	(3,438,021)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Class	—	(31,527,674)	—	(8,312,014)
Total distributions to shareholders	—	(31,527,674)	—	(8,312,014)
CAPITAL TRANSACTIONS:
Shares sold - Service Class	171,208,701	144,001,887	9,353,754	19,300,249
Shares issued in reinvestment of distributions	—	31,527,671	—	8,312,014
Shares redeemed - Service Class	(308,694,626)	(177,702,588)	(16,265,870)	(28,938,155)
Net increase (decrease) in net assets from capital transactions	(137,485,925)	(2,173,030)	(6,912,116)	(1,325,892)
Net increase (decrease) in net assets	(47,460,604)	(5,983,440)	7,721,610	(13,075,927)
NET ASSETS:
Beginning of the period	717,906,673	723,890,113	89,890,533	102,966,460
End of the period	$670,446,069	$717,906,673	$97,612,143	$89,890,533
SHARES TRANSACTIONS
Shares sold - Service Class	4,862,364	4,433,364	494,547	954,747
Shares issued in reinvestment of distributions - Service Class	—	949,057	—	422,874
Shares redeemed - Service Class	(9,789,513)	(5,510,604)	(845,043)	(1,446,525)
Total increase (decrease) in shares outstanding	(4,927,149)	(128,183)	(350,496)	(68,904)

The accompanying notes are an integral part of these financial statements.

83

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuideMark World ex-US Fund		GuidePath Absolute Return Allocation Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$2,315,404	$2,123,665	$3,077,247	$9,166,295
Net realized gain (loss)	26,764,462	3,921,967	764,160	(193,106)
Net change in unrealized appreciation (depreciation)	3,574,975	2,001,700	199,435	2,053,649
Net increase (decrease) in net assets from operations	32,654,841	8,047,332	4,040,842	11,026,838
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Class	—	(3,178,682)	—	(9,957,282)
Total distributions to shareholders	—	(3,178,682)	—	(9,957,282)
CAPITAL TRANSACTIONS:
Shares redeemed - Institutional	—	—	—	(89)
Shares sold - Service Class	136,694,952	23,555,972	23,946,857	77,565,986
Shares issued in reinvestment of distributions	—	3,178,673	—	9,957,282
Shares redeemed - Service Class	(141,822,703)	(33,008,102)	(121,682,589)	(84,112,832)
Net increase (decrease) in net assets from capital transactions	(5,127,751)	(6,273,457)	(97,735,732)	3,410,347
Net increase (decrease) in net assets	27,527,090	(1,404,807)	(93,694,890)	4,479,903
NET ASSETS:
Beginning of the period	116,043,272	117,448,079	208,238,064	203,758,161
End of the period	$143,570,362	$116,043,272	$114,543,174	$208,238,064
SHARES TRANSACTIONS
Shares redeemed - Institutional	—	—	—	(9)
Shares sold - Service Class	11,446,206	2,151,755	2,509,498	8,167,166
Shares issued in reinvestment of distributions - Service Class	—	303,627	—	1,075,301
Shares redeemed - Service Class	(10,907,683)	(3,025,036)	(12,865,608)	(8,870,836)
Total increase (decrease) in shares outstanding	538,523	(569,654)	(10,356,110)	371,622

The accompanying notes are an integral part of these financial statements.

84

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Conservative Allocation Fund (Consolidated)		GuidePath Conservative Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$7,881,522	$17,113,782	$466,888	$929,014
Net realized gain (loss)	5,139,068	1,907,734	(53,849)	49,911
Net change in unrealized appreciation (depreciation)	31,704,627	16,512,202	25,826	(37,556)
Net increase (decrease) in net assets from operations	44,725,217	35,533,718	438,865	941,369
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	—	—	(475,009)	(938,383)
From earnings - Service Class	—	(16,649,348)	—	—
Total distributions to shareholders	—	(16,649,348)	(475,009)	(938,383)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Shares	—	—	17,034,537	18,441,799
Shares issued in reinvestment of distributions	—	—	475,009	938,383
Shares redeemed - Institutional Shares	—	—	(9,723,142)	(17,729,345)
Shares sold - Service Class	59,955,606	128,758,973	—	—
Shares issued in reinvestment of distributions	—	16,649,348	—	—
Shares redeemed - Service Class	(88,644,904)	(136,055,881)	—	—
Net increase (decrease) in net assets from capital transactions	(28,689,298)	9,352,440	7,786,404	1,650,837
Net increase (decrease) in net assets	16,035,919	28,236,810	7,750,260	1,653,823
NET ASSETS:
Beginning of the period	559,316,232	531,079,422	15,743,822	14,089,999
End of the period	$575,352,151	$559,316,232	$23,494,082	$15,743,822
SHARES TRANSACTIONS
Shares sold - Institutional Shares	—	—	1,765,441	1,906,310
Shares issued in reinvestment of distributions - Institutional Shares	—	—	49,328	97,094
Shares redeemed - Institutional Shares	—	—	(1,008,422)	(1,831,425)
Shares sold - Service Class	5,135,409	11,453,570	—	—
Shares issued in reinvestment of distributions - Service Class	—	1,498,187	—	—
Shares redeemed - Service Class	(7,709,729)	(12,134,051)	—	—
Total increase (decrease) in shares outstanding	(2,574,320)	817,706	806,347	171,979

The accompanying notes are an integral part of these financial statements.

85

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Flexible Income Allocation Fund		GuidePath Growth Allocation Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$8,144,659	$13,740,797	$4,138,201	$12,933,923
Net realized gain (loss)	(249,072)	(1,772,007)	28,323,965	57,589,775
Net change in unrealized appreciation (depreciation)	4,634,356	1,150,543	234,420,521	(6,444,528)
Net increase (decrease) in net assets from operations	12,529,943	13,119,333	266,882,687	64,079,170
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Class	(7,625,111)	(14,734,776)	—	(60,039,606)
Total distributions to shareholders	(7,625,111)	(14,734,776)	—	(60,039,606)
CAPITAL TRANSACTIONS:
Shares redeemed - Institutional	—	(44)	—	—
Shares sold - Service Class	306,521,425	91,717,976	113,782,659	278,179,791
Shares issued in reinvestment of distributions	7,625,110	14,734,776	—	60,039,606
Shares redeemed - Service Class	(81,265,483)	(107,925,949)	(224,216,680)	(287,859,885)
Net increase (decrease) in net assets from capital transactions	232,881,052	(1,473,241)	(110,434,021)	50,359,512
Net increase (decrease) in net assets	237,785,884	(3,088,684)	156,448,666	54,399,076
NET ASSETS:
Beginning of the period	262,582,773	265,671,457	1,334,010,905	1,279,611,829
End of the period	$500,368,657	$262,582,773	$1,490,459,571	$1,334,010,905
SHARES TRANSACTIONS
Shares redeemed - Institutional	—	(5)	—	—
Shares sold - Service Class	35,389,184	10,215,242	6,149,382	15,574,468
Shares issued in reinvestment of distributions - Service Class	869,995	1,656,412	—	3,347,622
Shares redeemed - Service Class	(9,315,884)	(12,043,859)	(11,908,628)	(16,211,565)
Total increase (decrease) in shares outstanding	26,943,295	(172,210)	(5,759,246)	2,710,525

The accompanying notes are an integral part of these financial statements.

86

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Growth and Income Fund		GuidePath Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$1,234,634	$1,338,953	$1,701,698	$4,108,773
Net realized gain (loss)	1,362,442	15,159,750	975,221	1,701,005
Net change in unrealized appreciation (depreciation)	4,621,580	(8,953,731)	(391,972)	(115,067)
Net increase (decrease) in net assets from operations	7,218,656	7,544,972	2,284,947	5,694,711
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(1,394,797)	(1,219,975)	(1,710,109)	(4,148,561)
From return of capital - Institutional Shares	—	—	—	(19,847)
Total distributions to shareholders	(1,394,797)	(1,219,975)	(1,710,109)	(4,168,408)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Shares	16,847,476	21,772,858	11,615,201	31,073,688
Shares issued in reinvestment of distributions	1,394,797	1,219,975	1,710,109	4,168,408
Shares redeemed - Institutional Shares	(9,571,055)	(33,940,188)	(18,627,165)	(19,548,903)
Net increase (decrease) in net assets from capital transactions	8,671,218	(10,947,355)	(5,301,855)	15,693,193
Net increase (decrease) in net assets	14,495,077	(4,622,358)	(4,727,017)	17,219,496
NET ASSETS:
Beginning of the period	104,834,115	109,456,473	96,844,720	79,625,224
End of the period	$119,329,192	$104,834,115	$92,117,703	$96,844,720
SHARES TRANSACTIONS
Shares sold - Institutional Shares	1,300,209	1,705,078	1,356,959	3,668,492
Shares issued in reinvestment of distributions - Institutional Shares	105,322	95,098	200,133	489,230
Shares redeemed - Institutional Shares	(738,391)	(2,805,328)	(2,188,749)	(2,290,831)
Total increase (decrease) in shares outstanding	667,140	(1,005,152)	(631,657)	1,866,891

The accompanying notes are an integral part of these financial statements.

87

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Multi-Asset Income Allocation Fund		GuidePath Managed Futures Strategy Fund (Consolidated)
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$2,224,018	$4,371,674	$3,576,783	$9,029,375
Net realized gain (loss)	1,776,137	1,884,692	(27,391,263)	(44,654,785)
Net change in unrealized appreciation (depreciation)	3,571,901	1,453,528	8,613,981	(13,537,662)
Net increase (decrease) in net assets from operations	7,572,056	7,709,894	(15,200,499)	(49,163,072)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Class	(2,350,079)	(4,479,990)	—	(39,597)
Total distributions to shareholders	(2,350,079)	(4,479,990)	—	(39,597)
CAPITAL TRANSACTIONS:
Shares redeemed - Institutional	—	—	—	(1,398)
Shares sold - Service Class	9,518,620	20,526,870	92,761,378	83,327,481
Shares issued in reinvestment of distributions	2,350,079	4,479,991	—	39,597
Shares redeemed - Service Class	(16,555,706)	(25,937,085)	(42,093,815)	(77,076,162)
Net increase (decrease) in net assets from capital transactions	(4,687,007)	(930,224)	50,667,563	6,289,518
Net increase (decrease) in net assets	534,970	2,299,680	35,467,064	(42,913,151)
NET ASSETS:
Beginning of the period	106,816,270	104,516,590	246,896,741	289,809,892
End of the period	$107,351,240	$106,816,270	$282,363,805	$246,896,741
SHARES TRANSACTIONS
Shares redeemed - Institutional	—	—	—	(153)
Shares sold - Service Class	832,258	1,864,751	14,058,909	10,316,785
Shares issued in reinvestment of distributions - Service Class	205,905	410,167	—	5,002
Shares redeemed - Service Class	(1,469,528)	(2,362,854)	(6,393,738)	(9,482,756)
Total increase (decrease) in shares outstanding	(431,365)	(87,936)	7,665,171	838,878

The accompanying notes are an integral part of these financial statements.

88

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Tactical Allocation Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$4,847,632	$4,709,509
Net realized gain (loss)	35,724,200	34,495,221
Net change in unrealized appreciation (depreciation)	32,073,102	(13,053,877)
Net increase (decrease) in net assets from operations	72,644,934	26,150,853
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Class	—	(40,005,997)
Total distributions to shareholders	—	(40,005,997)
CAPITAL TRANSACTIONS:
Shares sold - Service Class	105,705,897	169,406,514
Shares issued in reinvestment of distributions	—	40,005,996
Shares redeemed - Service Class	(79,445,639)	(146,353,852)
Net increase (decrease) in net assets from capital transactions	26,260,258	63,058,658
Net increase (decrease) in net assets	98,905,192	49,203,514
NET ASSETS:
Beginning of the period	644,564,055	595,360,541
End of the period	$743,469,247	$644,564,055
SHARES TRANSACTIONS
Shares sold - Service Class	8,041,004	12,352,444
Shares issued in reinvestment of distributions - Service Class	—	2,954,653
Shares redeemed - Service Class	(6,002,956)	(10,730,688)
Total increase (decrease) in shares outstanding	2,038,048	4,576,409

The accompanying notes are an integral part of these financial statements.

89

GUIDEMARK CORE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.23	$8.20	$8.27	$9.01	$9.70	$9.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.29	0.26	0.20	0.11	0.11
Net realized and unrealized gain (loss) on investments(b)	0.10	0.05	(0.06)	(0.74)	(0.57)	0.14
Total from investment operations	0.25	0.34	0.20	(0.54)	(0.46)	0.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.31)	(0.27)	(0.20)	(0.12)	(0.18)
Net realized gains	—	—	—	—	(0.11)	(0.17)
Total distributions	(0.15)	(0.31)	(0.27)	(0.20)	(0.23)	(0.35)
Net asset value, end of period	$8.33	$8.23	$8.20	$8.27	$9.01	$9.70
Total return(c)	3.09%	4.25%	2.56%	(6.02)%	(4.88)%	2.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$173,011	$167,343	$172,263	$170,248	$200,560	$188,034
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(d)	0.99%	0.99%	1.00%	0.99%	0.99%	1.28%
After expense reimbursement/recoupment and securities lending credit including interest expense(d)	0.94%	0.94%	0.94%	0.94%	0.94%	1.19%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.00%(e)	—%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	3.57%	3.49%	3.29%	2.33%	1.14%	1.10%
Portfolio turnover rate(c)	107%	191%	267%	252%	264%	283%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

90

GUIDEMARK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.38	$10.95	$10.30	$13.57	$16.50	$10.52
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.23	0.22	0.33	0.22	0.05
Net realized and unrealized gain (loss) on investments(b)	2.32	0.54	0.80	(1.87)	(1.73)	5.96
Total from investment operations	2.46	0.77	1.02	(1.54)	(1.51)	6.01
Net investment income	—	(0.34)	(0.37)	(0.49)	(0.26)	(0.03)
Net realized gains	—	—	—	(1.24)	(1.16)	—
Total distributions	—	(0.34)	(0.37)	(1.73)	(1.42)	(0.03)
Net asset value, end of period	$13.84	$11.38	$10.95	$10.30	$13.57	$16.50
Total return(c)	21.57%	7.07%	10.03%	(11.02)%	(9.75)%	57.85%(f)
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$56,597	$44,597	$47,930	$45,699	$71,780	$96,896
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.76%(g)	1.76%(g)	1.88%(g)	1.84%	1.40%	1.55%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.38%(g)	1.34%(g)	1.34%(g)	1.40%	1.39%	1.64%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.04%	0.01%	0.01%	0.01%	0.00%(h)	0.00%(h)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.34%	1.33%	1.33%	1.39%	1.39%	1.64%
Ratio of net investment income (loss) to average net assets(e)	2.25%	1.96%	2.09%	2.83%	1.33%	0.34%
Portfolio turnover rate(c)	40%	30%	44%	44%	48%	58%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).
(g)	The effect of the voluntary expense waiver on the Service Class shares was 0.06%.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

91

GUIDEMARK LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$30.84	$30.93	$23.82	$28.80	$26.58	$16.11
INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.14	0.17	0.20	0.10	0.06
Net realized and unrealized gain (loss) on investments(b)	5.63	1.15	7.15	(2.88)	3.05	10.51
Total from investment operations	5.70	1.29	7.32	(2.68)	3.15	10.57
Net investment income	—	(0.13)	(0.20)	(0.16)	(0.12)	(0.10)
Net realized gains	—	(1.25)	(0.01)	(2.14)	(0.81)	—
Total distributions	—	(1.38)	(0.21)	(2.30)	(0.93)	(0.10)
Net asset value, end of period	$36.54	$30.84	$30.93	$23.82	$28.80	$26.58
Total return(c)	18.47%	3.85%	30.82%	(8.81)%	11.59%	65.69%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$670,446	$717,907	$723,890	$607,842	$691,939	$602,159
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.86%(g)	0.88%(g)	0.89%(g)	0.90%	0.89%	1.15%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.86%(g)	0.85%(g)	0.82%(g)	0.87%	0.89%	1.10%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.00%(f)	—%	0.00%(f)	0.00%(f)	0.00%(f)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	0.42%	0.43%	0.65%	0.82%	0.33%	0.26%
Portfolio turnover rate(c)	53%	18%	19%	46%	25%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	The effect of the voluntary expense waiver on the Service Class shares was 0.02%.
The accompanying notes are an integral part of these financial statements.

92

GUIDEMARK SMALL/MID CAP CORE FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.05	$20.39	$16.76	$19.12	$21.07	$10.77
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.04	0.07	0.09	0.00(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	3.00	(0.61)	3.69	(2.08)	0.44	10.72
Total from investment operations	3.03	(0.57)	3.76	(1.99)	0.44	10.68
Net investment income	—	(0.09)	(0.07)	(0.06)	(0.04)	(0.02)
Net realized gains	—	(1.68)	(0.06)	(0.31)	(2.35)	(0.36)
Total distributions	—	(1.77)	(0.13)	(0.37)	(2.39)	(0.38)
Net asset value, end of period	$21.08	$18.05	$20.39	$16.76	$19.12	$21.07
Total return(d)	16.81%	(3.51)%	22.44%	(10.34)%	1.38%	99.76%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$97,612	$89,891	$102,966	$95,301	$107,106	$92,756
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(f)	1.12%(g)	1.15%(g)	1.16%(g)	1.17%	1.17%	1.46%
After expense reimbursement/recoupment and securities lending credit including interest expense(f)	1.07%(g)	1.07%(g)	1.04%(g)	1.06%	1.14%	1.31%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.01%	0.00%(h)	0.01%	—%	—%	0.00%(h)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	1.07%	1.07%	1.03%	1.06%	1.14%	1.31%
Ratio of net investment income (loss) to average net assets(f)	0.33%	0.23%	0.37%	0.52%	0.01%	(0.25)%
Portfolio turnover rate(d)	24%	18%	16%	25%	36%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	The effect of the voluntary expense waiver on the Service Class shares was 0.035%.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

93

GUIDEMARK WORLD EX-US FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.22	$10.76	$9.73	$10.31	$10.45	$7.30
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.20	0.19	0.23	0.13	0.08
Net realized and unrealized gain (loss) on investments(b)	1.84	0.57	1.19	(0.53)	(0.15)	3.27
Total from investment operations	1.97	0.77	1.38	(0.30)	(0.02)	3.35
Net investment income	—	(0.31)	(0.23)	(0.21)	(0.12)	(0.20)
Net realized gains	—	—	(0.12)	(0.07)	—	—
Total distributions	—	(0.31)	(0.35)	(0.28)	(0.12)	(0.20)
Net asset value, end of period	$13.19	$11.22	$10.76	$9.73	$10.31	$10.45
Total return(c)	17.60%	7.29%	14.42%	(2.70)%	(0.27)%	45.89%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$143,570	$116,043	$117,488	$109,715	$125,034	$138,024
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.06%(f)	1.20%(f)	1.24%(f)	1.26%	1.25%	1.38%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.15%(f)	1.10%(f)	1.10%(f)	1.14%	1.14%	1.37%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.05%	0.01%	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.10%	1.09%	1.10%	1.14%	1.14%	1.37%
Ratio of net investment income (loss) to average net assets(e)	2.10%	1.84%	1.91%	2.49%	1.19%	0.89%
Portfolio turnover rate(c)	112%	33%	30%	54%	34%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	The effect of the voluntary expense waiver on the Service Class shares was 0.041%.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

94

GUIDEPATH ABSOLUTE RETURN ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.43	$9.39	$9.39	$10.08	$10.58	$10.01
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.42	0.40	0.28	0.23	0.20
Net realized and unrealized gain (loss) on investments(b)	0.12	0.08	0.05	(0.75)	(0.52)	0.63
Total from investment operations	0.34	0.50	0.45	(0.47)	(0.29)	0.83
Net investment income	—	(0.46)	(0.45)	(0.22)	(0.21)	(0.26)
Total distributions	—	(0.46)	(0.45)	(0.22)	(0.21)	(0.26)
Net asset value, end of period	$9.77	$9.43	$9.39	$9.39	$10.08	$10.58
Total return(c)	3.61%	5.45%	4.72%	(4.56)%	(2.80)%	8.26%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$114,543	$208,238	$203,758	$224,227	$236,003	$212,656
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.89%	0.81%	0.84%	0.86%	0.82%	1.09%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.71%	0.65%(f)	0.55%	0.58%	0.55%	0.81%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.02%	0.00%(h)	0.00%(h)	0.03%	0.00%(h)	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.69%	0.65%	0.55%	0.55%	0.55%	0.80%
Ratio of net investment income (loss) to average net assets(e)(g)	4.55%	4.42%	4.20%	3.01%	2.14%	1.85%
Portfolio turnover rate(c)	29%	55%	53%	153%	28%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Effective August 1, 2024 the expense limitation was changed from 0.55% to 0.69%.
(g)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

95

GUIDEPATH CONSERVATIVE ALLOCATION FUND (CONSOLIDATED)
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.27	$10.88	$10.17	$10.98	$11.07	$9.14
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.35	0.34	0.27	0.21	0.20
Net realized and unrealized gain (loss) on investments(b)	0.79	0.38	0.71	(0.87)	0.10	1.96
Total from investment operations	0.96	0.73	1.05	(0.60)	0.31	2.16
Net investment income	—	(0.34)	(0.34)	(0.17)	(0.20)	(0.19)
Net realized gains	—	—	—	(0.04)	(0.20)	(0.04)
Total distributions	—	(0.34)	(0.34)	(0.21)	(0.40)	(0.23)
Net asset value, end of period	$12.23	$11.27	$10.88	$10.17	$10.98	$11.07
Total return(c)	8.49%	6.78%	10.48%	(5.39)%	2.60%	23.67%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$575,352	$559,316	$531,079	$428,328	$509,796	$461,124
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.70%	0.68%	0.70%	0.71%	0.70%	0.96%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.64%	0.56%(g)	0.45%	0.45%	0.45%	0.70%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.00%(f)	0.00%(f)	0.00%(f)	0.00%(f)	0.00%(f)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)(h)	2.86%	3.11%	3.26%	2.63%	1.81%	1.90%
Portfolio turnover rate(c)	17%	14%	20%	48%	28%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Effective August 1, 2024 the expense limitation was changed from 0.45% to 0.75%.
(h)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

96

GUIDEPATH CONSERVATIVE INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.66	$9.66	$9.63	$9.78	$9.94	$9.90
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.44	0.43	0.20	0.05	0.03
Net realized and unrealized gain (loss) on investments(b)	(0.02)	(0.01)	0.02	(0.13)	(0.16)	0.04
Total from investment operations	0.16	0.43	0.45	0.07	(0.11)	0.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.43)	(0.42)	(0.22)	(0.05)	(0.03)
Total distributions	(0.18)	(0.43)	(0.42)	(0.22)	(0.05)	(0.03)
Net asset value, end of period	$9.64	$9.66	$9.66	$9.63	$9.78	$9.94
Total return(c)	1.70%	4.50%	4.82%	0.71%	(1.12)%	0.74%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$23,494	$15,744	$14,090	$11,781	$10,912	$15,926
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.87%	0.90%	0.92%	0.95%	1.06%	1.14%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.65%	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	—%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets(e)(f)	3.78%	4.49%	4.48%	2.12%	0.50%	0.30%
Portfolio turnover rate(c)	397%	216%	259%	398%	161%	191%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

97

GUIDEPATH FLEXIBLE INCOME ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.84	$8.89	$8.97	$9.99	$10.50	$9.30
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.46	0.47	0.23	0.21	0.25
Net realized and unrealized gain (loss) on investments(b)	(0.03)	(0.02)	(0.10)	(0.96)	(0.44)	1.18
Total from investment operations	0.13	0.44	0.37	(0.73)	(0.23)	1.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.49)	(0.45)	(0.22)	(0.21)	(0.23)
Net realized gains	—	—	—	(0.07)	(0.07)	—
Total distributions	(0.14)	(0.49)	(0.45)	(0.29)	(0.28)	(0.23)
Net asset value, end of period	$8.83	$8.84	$8.89	$8.97	$9.99	$10.50
Total return(c)	1.49%	5.02%	4.19%	(7.27)%	(2.33)%	15.38%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$500,369	$262,583	$265,671	$295,107	$347,767	$279,838
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.68%	0.70%	0.71%	0.70%	0.70%	0.99%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.64%	0.56%(f)	0.50%	0.50%	0.50%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	—%	—%	0.01%	0.00%(h)	—%	0.00%(h)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.64%	0.56%	0.49%	0.50%	0.50%	0.75%
Ratio of net investment income (loss) to average net assets(e)(g)	3.72%	5.08%	5.25%	2.48%	2.03%	2.41%
Portfolio turnover rate(c)	104%	81%	247%	484%	196%	212%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Effective August 1, 2024 the expense limitation was changed from 0.50% to 0.80%.
(g)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

98

GUIDEPATH GROWTH ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.07	$16.97	$13.90	$16.03	$15.64	$10.06
INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.17	0.17	0.13	0.12	0.07
Net realized and unrealized gain (loss) on investments(b)	3.48	0.72	3.21	(1.72)	0.73	5.78
Total from investment operations	3.53	0.89	3.38	(1.59)	0.85	5.85
Net investment income	—	(0.18)	(0.26)	(0.03)	(0.13)	(0.07)
Net realized gains	—	(0.61)	(0.05)	(0.51)	(0.33)	(0.20)
Total distributions	—	(0.79)	(0.31)	(0.54)	(0.46)	(0.27)
Net asset value, end of period	$20.60	$17.07	$16.97	$13.90	$16.03	$15.64
Total return(c)	20.62%	5.04%	24.46%	(9.69)%	5.22%	58.23%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$1,490,460	$1,334,011	$1,279,612	$950,179	$1,136,476	$1,075,230
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment and securities lending credit including interest expense(e)	0.67%	0.66%	0.67%	0.69%	0.68%	0.94%
After expense reimbursement/ recoupment and securities lending credit including interest expense(e)	0.64%	0.64%	0.62%	0.64%	0.64%	0.90%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.00%(f)	—%	—%	0.01%	—%	0.00%(f)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.64%	0.64%	0.62%	0.63%	0.64%	0.90%
Ratio of net investment income (loss) to average net assets(e)(g)	0.58%	0.95%	1.14%	0.92%	0.75%	0.48%
Portfolio turnover rate(c)	5%	17%	19%	23%	17%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

99

GUIDEPATH GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.11	$12.16	$10.46	$11.02	$11.68	$8.72
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.17	0.26	0.24	0.11	0.13
Net realized and unrealized gain (loss) on investments(b)	0.68	0.94	1.70	(0.58)	0.89	2.96
Total from investment operations	0.83	1.11	1.96	(0.34)	1.00	3.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.16)	(0.26)	(0.22)	(0.14)	(0.13)
Net realized gains	—	—	—	—	(1.52)	—
Total distributions	(0.17)	(0.16)	(0.26)	(0.22)	(1.66)	(0.13)
Net asset value, end of period	$13.77	$13.11	$12.16	$10.46	$11.02	$11.68
Total return(c)	6.38%	9.14%	19.08%	(3.02)%	7.90%	35.67%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$119,329	$104,834	$109,456	$106,817	$116,834	$86,833
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.84%	0.87%	0.94%	0.94%	0.87%	0.95%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.79%	0.81%	0.88%	0.89%	0.81%	0.80%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	—%	0.02%	0.09%	0.10%	0.02%	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(e)(f)	2.24%	1.35%	2.41%	2.26%	0.92%	1.28%
Portfolio turnover rate(c)	55%	87%	123%	73%	174%	109%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

100

GUIDEPATH INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.59	$8.47	$8.46	$9.20	$9.95	$9.86
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.38	0.31	0.17	0.21	0.18
Net realized and unrealized gain (loss) on investments(b)	0.08	0.12	(0.00)(c)	(0.74)	(0.75)	0.09
Total from investment operations	0.24	0.50	0.31	(0.57)	(0.54)	0.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.38)	(0.30)	(0.17)	(0.21)	(0.18)
Return of capital	—	(0.00)(c)	—	—	—	—
Total distributions	(0.17)	(0.38)	(0.30)	(0.17)	(0.21)	(0.18)
Net asset value, end of period	$8.66	$8.59	$8.47	$8.46	$9.20	$9.95
Total return(d)	2.74%	6.14%	3.82%	(6.21)%	(5.53)%	2.79%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$92,118	$96,845	$79,625	$56,634	$44,470	$38,032
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(f)	0.83%	0.81%	0.84%	0.85%	0.88%	0.92%
After expense reimbursement/recoupment and securities lending credit including interest expense(f)	0.76%	0.62%	0.79%	0.79%	0.79%	0.80%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.01%	—%	—%	—%	—%	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.75%	0.62%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(f)(g)	3.80%	4.45%	3.75%	1.97%	2.11%	1.85%
Portfolio turnover rate(d)	186%	81%	289%	301%	223%	194%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

101

GUIDEPATH MULTI-ASSET INCOME ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.10	$10.77	$10.17	$11.37	$11.33	$9.06
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.46	0.41	0.37	0.31	0.27
Net realized and unrealized gain (loss) on investments(b)	0.59	0.35	0.60	(1.17)	0.05	2.27
Total from investment operations	0.83	0.81	1.01	(0.80)	0.36	2.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.48)	(0.41)	(0.40)	(0.32)	(0.27)
Total distributions	(0.25)	(0.48)	(0.41)	(0.40)	(0.32)	(0.27)
Net asset value, end of period	$11.68	$11.10	$10.77	$10.17	$11.37	$11.33
Total return(c)	7.58%	7.64%	10.15%	(6.92)%	3.09%	28.42%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$107,351	$106,816	$104,517	$88,872	$111,888	$132,821
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.84%	0.83%	0.85%	0.85%	0.84%	1.09%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.66%	0.71%	0.71%	0.59%	0.70%	0.96%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.00%(f)	0.00%(f)	0.00%(f)	0.01%	0.00%(f)	0.00%(f)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.66%	0.71%	0.71%	0.58%	0.70%	0.96%
Ratio of net investment income (loss) to average net assets(e)(g)	4.24%	4.19%	4.03%	3.58%	2.69%	2.61%
Portfolio turnover rate(c)	22%	47%	28%	66%	24%	73%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

102

GuidePath Managed Futures Strategy Fund (Consolidated)
Financial Highlights
Service Class

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.34	$8.84	$8.25	$9.89	$9.27	$8.65
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.28	0.31	0.16	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments(b)	(0.59)	(1.78)	0.29	0.54	1.57	1.05
Total from investment operations	(0.50)	(1.50)	0.60	0.70	1.43	0.92
Net investment income	—	(0.00)(c)	(0.01)	(1.04)	(0.20)	—
Net realized gains	—	—	—	(1.30)	(0.61)	(0.30)
Total distributions	—	(0.00)(c)	(0.01)	(2.34)	(0.81)	(0.30)
Net asset value, end of period	$6.84	$7.34	$8.84	$8.25	$9.89	$9.27
Total return(d)	(6.85)%	(16.97)%	7.23%	5.04%	16.94%	10.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$282,364	$246,897	$289,808	$498,939	$251,273	$207,653
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.53%	1.52%	1.50%	1.52%	1.54%	1.80%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.53%	1.52%	1.50%	1.52%	1.54%	1.81%
Ratio of net investment income (loss) to average net assets(e)	2.84%	3.37%	3.66%	1.52%	(1.47)%	(1.48)%
Portfolio turnover rate(d)	0%	0%	0%	0%	0%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

103

GUIDEPATH TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.88	$13.09	$10.56	$11.40	$11.39	$9.96
INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.10	0.09	0.15	0.05	0.01
Net realized and unrealized gain (loss) on investments(b)	1.30	0.55	2.58	(0.49)	1.15	1.94
Total from investment operations	1.39	0.65	2.67	(0.34)	1.20	1.95
Net investment income	—	(0.17)	(0.14)	—	(0.05)	(0.01)
Net realized gains	—	(0.69)	—	(0.50)	(1.14)	(0.51)
Total distributions	—	(0.86)	(0.14)	(0.50)	(1.19)	(0.52)
Net asset value, end of period	$14.27	$12.88	$13.09	$10.56	$11.40	$11.39
Total return(c)	10.83%	4.59%	25.45%	(2.90)%	10.32%	19.96%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$743,469	$644,564	$595,361	$500,975	$518,623	$469,311
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.78%	0.78%	0.79%	0.80%	0.81%	1.07%
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	0.77%	0.76%	0.77%	0.79%	0.78%	1.05%
Ratio of net investment income (loss) to average net assets(e)(f)	1.42%	0.74%	0.79%	1.38%	0.39%	0.09%
Portfolio turnover rate(c)	135%	274%	333%	248%	406%	443%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

104

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)
1. Organization
GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 5 funds: GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, GuideMark Core Fixed Income. GPS Funds II is comprised of the following 10 funds: GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Managed Futures Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath Multi-Asset Income Allocation Fund and GuidePath Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers a single share class. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. Fund of Funds
The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund each operate as a “Fund of Funds,” investing primarily or, in the case of the GuidePath Tactical Allocation Fund, between 10% and 100% of its assets, in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.
3. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(A)
Investment Valuation – The Funds value their investments at fair value. Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

105

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.
Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.
Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.
Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value in accordance with the requirements of Rule 2a-5. The Board designated the Advisor as Valuation Designee of the Trusts. The Valuation Designee has established a Valuation Committee to oversee the implementation of the valuation procedures on behalf of the Funds.
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.
Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.
Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

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Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.
Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available.
Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.
To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2025:
GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$62,439,937	$—	$62,439,937
Mortgage Backed Securities	—	52,625,439	—	52,625,439
Corporate Obligations	—	42,353,764	—	42,353,764
Collateralized Mortgage Obligations	—	22,219,277	—	22,219,277
Asset Backed Securities	—	9,488,732	—	9,488,732
Foreign Government Debt Obligations	—	2,803,830	—	2,803,830
Municipal Debt Obligations	—	1,512,471	—	1,512,471
Total Fixed Income	—	193,443,450	—	193,443,450

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	Level 1	Level 2	Level 3	Total
Investments Purchased with Proceeds from Securities Lending*	$—	$—	$—	$535,400
Money Market Funds	1,911,757	—	—	1,911,757
Total Investments in Securities	$1,911,757	$193,443,450	$—	$195,890,607
Other Financial Instruments**
Futures	$59,750	$—	$—	$59,750
Swaps	—	411,853	—	411,853

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.
GuideMark Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$34,926	$—	$34,926
Bermuda	—	76,090	—	76,090
Brazil	1,495,304	—	—	1,495,304
Cayman Island	—	84,126	—	84,126
Chile	—	931,471	—	931,471
China	674,855	16,234,537	—	16,909,392
Colombia	216,463	—	—	216,463
Czech Republic	—	447,503	—	447,503
Egypt	—	249,002	—	249,002
Hong Kong	277,329	561,514	—	838,843
Hungary	—	495,587	—	495,587
India	—	6,766,545	—	6,766,545
Indonesia	—	333,383	—	333,383
Ireland	525,904	—	—	525,904
Luxembourg	—	32,829	—	32,829
Mexico	1,472,075	—	—	1,472,075
Peru	179,206	—	—	179,206
Philippines	—	16,865	—	16,865
Poland	—	1,192,440	—	1,192,440
Qatar	—	567,394	—	567,394
Republic of Korea	—	23,101	—	23,101
Russia	—	—	0	0
Singapore	—	98,589	—	98,589
South Africa	468,125	1,747,039	—	2,215,164
South Korea	—	6,748,372	—	6,748,372
Tawain	—	8,836,171	—	8,836,171
Thailand	—	260,192	—	260,192
Turkey	—	416,671	—	416,671

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	Level 1	Level 2	Level 3	Total
Common Stocks (Continued)
United Arab Emirates	$226,498	$861,246	$—	$1,087,744
United Kingdom	—	130,082	—	130,082
United States	—	141,634	—	141,634
Total Common Stocks	5,535,759	47,287,309	0	52,823,068
Investment Companies
United States	2,747,286	—	—	2,747,286
Total Investment Companies	2,747,286	—	—	2,747,286
Preferred Stocks
Brazil	601,077	—	—	601,077
Colombia	256,078	—	—	256,078
India	—	—	0	0
South Korea	—	154,343	—	154,343
Total Preferred Stocks	857,155	154,343	0	1,011,498
Investments Purchased with Proceeds from Securities Lending*	—	—	—	1,393,672
Money Market Funds	82,103	—	—	82,103
Total Investments in Securities	$9,222,303	$47,441,652	$0	$58,057,627

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock
Balance as of April 1, 2025	$ 0
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—
Balance as of September 30, 2025	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2025.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

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GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$644,056,514	$—	$3,538	$644,060,052
Investment Companies	21,440,648	—	—	21,440,648
Real Estate Investment Trusts	1,289,553	—	—	1,289,553
Investments Purchased with Proceeds from Securities Lending*	—	—	—	13,034,590
Money Market Funds	4,171,303	—	—	4,171,303
Total Investments in Securities	$670,958,018	$—	$3,538	$683,996,146

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock
Balance as of April 1, 2025	$3,538
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Transfers into/(out of) Level 3	—
Balance as of September 30, 2025	$3,538
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2025.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$91,420,918	$—	$4,469	$91,425,387
Real Estate Investment Trusts	2,321,362	—	—	2,321,362
Investment Companies	3,140,937	—	—	3,140,937
Rights	—	—	1,511	1,511
Investments Purchased with Proceeds from Securities Lending*	—	—	—	5,633,783
Money Market Funds	747,397	—	—	747,397
Total Investments in Securities	$97,630,614	$—	$5,980	$103,270,377

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

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For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2025	$5,013
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	(15)
Realized gain (loss)	(31,551)
Change in unrealized appreciation (depreciation)	32,533
Transfers into/(out of) Level 3	—
Balance as of September 30, 2025	$5,980
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2025.	$32,533

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,217,310	$—	$5,217,310
Austria	—	557,279	—	557,279
Belgium	—	1,462,389	—	1,462,389
Canada	17,300,146	—	—	17,300,146
Denmark	—	2,026,370	—	2,026,370
Finland	—	1,121,988	—	1,121,988
France	—	9,092,728	—	9,092,728
Germany	21	15,130,329	—	15,130,350
Hong Kong	592,994	3,316,214	—	3,909,208
Ireland	—	362,045	—	362,045
Israel	1,044,040	3,151,685	—	4,195,725
Italy	—	6,940,372	—	6,940,372
Japan	1,205,966	21,526,726	—	22,732,692
Luxembourg	—	29,242	—	29,242
Netherlands	—	803,657	—	803,657
New Zealand	—	5,105,774	—	5,105,774
Norway	—	1,793,782	—	1,793,782
Poland	—	361,483	—	361,483
Portugal	—	319,678	—	319,678
Singapore	282,393	1,422,828	—	1,705,221
Spain	—	6,595,851	—	6,595,851
Sweden	758,726	3,225,906	—	3,984,632
Switzerland	—	11,059,546	—	11,059,546
United Kingdom	—	15,564,799	—	15,564,799
Total Common Stocks	21,184,286	116,187,981	—	137,372,267

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	Level 1	Level 2	Level 3	Total
Investment Companies
United States	$4,593,739	$—	$—	$4,593,739
Total Investment Companies	4,593,739	—	—	4,593,739
Warrants	—	—	0	0
Investments Purchased with Proceeds from Securities Lending*	—	—	—	4,039,689
Money Market Funds	1,030,161	—	—	1,030,161
Total Investments in Securities	$26,808,186	$116,187,981	$0	$147,035,856

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Warrants
Balance as of April 1, 2025	$ 0
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—
Balance as of September 30, 2025	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2025.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$113,142,150	$—	$—	$113,142,150
Investments Purchased with Proceeds from Securities Lending*	—	—	—	21,505,833
Money Market Funds	1,104,440	—	—	1,104,440
Total Investments in Securities	$114,246,590	$—	$—	$135,752,423

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

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GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$570,862,942	$—	$—	$570,862,942
Investments Purchased with Proceeds from Securities Lending*	—	—	—	124,752,643
Money Market Funds	5,652,752	—	—	5,652,752
Total Investments in Securities	$576,515,694	$—	$—	$701,268,337

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$9,547,574	$—	$—	$9,547,574
U.S. Treasury Securities	—	1,727,294	—	1,727,294
Investments Purchased with Proceeds from Securities Lending*	—	—	—	1,128,454
Money Market Funds	12,233,831	—	12,233,831
Total Investments in Securities	$21,781,405	$1,727,294	$—	$24,637,153

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$484,243,124	$—	$—	$484,243,124
Investments Purchased with Proceeds from Securities Lending*	—	—	—	34,592,522
Money Market Funds	15,590,146	—	—	15,590,146
Total Investments in Securities	$499,833,270	$—	$—	$534,425,792

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

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GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,476,233,349	$—	$—	$1,476,233,349
Investments Purchased with Proceeds from Securities Lending*	—	—	—	138,613,330
Money Market Funds	15,334,067	—	—	15,334,067
Total Investments in Securities	$1,491,567,416	$—	$—	$1,630,180,746

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$58,262,025	$—	$—	$58,262,025
Investment Companies	57,364,995	—	—	57,364,995
Investments Purchased with Proceeds from Securities Lending*	—	—	—	7,622,100
Money Market Funds	3,602,116	—	—	3,602,116
Total Investments in Securities	$119,229,136	$—	$—	$126,851,236

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$89,378,730	$—	$—	$89,378,730
Investments Purchased with Proceeds from Securities Lending*	—	—	—	31,092,983
Money Market Funds	2,710,738	—	—	2,710,738
Total Investments in Securities	$92,089,468	$—	$—	$123,182,451

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

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GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$106,089,620	$—	$—	$106,089,620
Investments Purchased with Proceeds from Securities Lending*	—	—	—	19,771,000
Money Market Funds	1,200,431	—	—	1,200,431
Total Investments in Securities	$107,290,051	$—	$—	$127,061,051

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$64,017,387	$—	$64,017,387
Commercial Paper	—	9,994,347	—	9,994,347
Money Market Funds	22,597,209	—	—	22,597,209
U.S. Treasury Bills	—	156,719,969	—	156,719,969
Total Investments in Securities	$22,597,209	$230,731,703	$—	$253,328,912
Other Financial Instruments*
Futures	$5,551,216	$—	$—	$5,551,216
Forward Currency Contracts	$—	$312,919	$—	$312,919

*
Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.
GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$522,995,097	$—	$—	$522,995,097
Investment Companies	205,705,058	—	—	205,705,058
Investments Purchased with Proceeds from Securities Lending*	—	—	—	36,570,175
Money Market Funds	15,213,677	—	—	15,213,677
Total Investments in Securities	$743,913,832	$—	$—	$780,484,007

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
(B)
Consolidation of Subsidiaries – The GuidePath Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath Managed Futures Strategy Fund. The financial statements of the GuidePath Managed Futures Strategy Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in

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consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath Managed Futures Strategy Fund had 3.08% of its total assets invested in the Subsidiary as of September 30, 2025.
The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
The GuidePath Conservative Allocation Fund may invest up to 25% of its total assets in GuidePath Conservative Allocation Fund LLC (the “Delaware Subsidiary”). The Delaware Subsidiary, which is organized as a Delaware limited liability company, is wholly-owned and controlled by GuidePath Conservative Allocation Fund. The financial statements of the GuidePath Conservative Allocation Fund include the operations of the Subsidiary.
All intercompany accounts and transactions have been eliminated in consolidation. The Delaware Subsidiary acts as an investment vehicle in order to invest in commodity-linked instruments consistent with the Fund’s investment objectives and policies. The GuidePath Conservative Allocation Fund had 1.39% of its total assets invested in the Delaware Subsidiary as of September 30, 2025. With respect to the Delaware Subsidiary, because such Subsidiary is itself subject to U.S. federal income tax (as well as applicable state and local income taxes) on its taxable income, the Fund’s after-tax returns may be affected.
(C)
ASU 2023-07 Segment Reporting – Each Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as set forth in the applicable Fund’s prospectus. Subject to the oversight of each Trust’s Board of Trustees, the President of the Trusts, together with the other Executive Officers of the Trusts, collectively act as the Chief Operating Decision Maker (“CODM”) of the Trusts. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment is consistent with that presented with each Fund’s financial statements.

(D)
Subsequent Events Evaluation – In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. Except as noted below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

The GuidePath Absolute Return Allocation Fund filed an amendment to its registration statement (the “Amendment) to implement material strategy changes after the reporting period. As disclosed in the Amendment, the Fund plans to reposition its portfolio to place a materially greater emphasis on alternatives, including unlisted interval funds, and expects to turnover most of its current positioning in fixed income funds. Shareholders will bear transaction and similar costs in connection with this repositioning and the acquired fund fees and expenses incurred by the Fund are also anticipated to change as a result of changes to the Fund’s mix of underlying fund investments.
(E)
Repurchase Agreements – Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

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(F)
Federal Income Taxes – The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the year ended March 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended March 31, 2025, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(G)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(H)
Indemnifications – Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(I)
Expenses – Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

(J)
Security Transactions and Income Recognition – Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

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(K)
Foreign Taxes – Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country specific taxation of dividend income and related amounts reclaimable.

(L)	Distributions to Shareholders – The Funds, with the exception of the Core Fixed Income Fund, Multi-Asset
Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may
(M)
Derivatives – The Funds listed below may invest in derivative instruments including call and put options, futures, forward currency contracts and swaps. These instruments may be used by Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract
Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Futures
The Funds may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical

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delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.
The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.
Futures contracts are valued at the daily quoted settlement prices.
Swaps
The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.
Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.
Derivative Instruments and Hedging Activities
The below disclosures with respect to each Fund's use of derivatives are intended to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.
GuideMark Core Fixed Income Fund
During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX and CMBX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.
The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX, CMBX, purchased/written options and sold (wrote) options to efficiently manage investment grade credit exposure.

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Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2025

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts - Swaps	Variation margin receivable on swap contracts	$6,629	Variation margin payable on swap contracts	$—
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts**	63,297	Unrealized depreciation on futures contracts**	3,547
Total		$69,926		$3,547

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2025

	Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Total
Interest Rate Contracts	$(301,441)	2,275	$(299,166)
Total	$(301,441)	$2,275	$(299,166)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Total
Interest Rate Contracts	202,855	58,808	261,663
Total	$202,855	$58,808	$261,663

GuidePath Managed Futures Strategy Fund
The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2025, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

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Consolidated Statement of Assets and Liabilities -- Values of Derivative Instruments as of September 30, 2025

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts - Futures*	Unrealized appreciation on futures contracts**	$4,712,074	Unrealized depreciation on futures contracts**	$670,531
Equity Contracts - Futures*	Unrealized appreciation on futures contracts**	155,618	Unrealized depreciation on futures contracts**	1,030,516
Foreign Exchange Contracts - Forward Currency Contracts	Unrealized appreciation on forward currency contracts	21,056	Unrealized depreciation on forward currency contracts	333,975
Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts**	760,078	Unrealized depreciation on futures contracts**	467,924
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts**	2,333,951	Unrealized depreciation on futures contracts**	241,534
Total		$7,982,777		$2,744,480

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2025
Amount of Realized Gain (Loss) on Derivatives

	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$(7,363,950)	$—
Equity Contracts	(9,373,679)	—
Foreign Exchange Contracts	(1,798,307)	1,219,076
Interest Rate Contracts	(9,183,396)	—
Total	$(27,719,332)	$1,219,076

Change in Unrealized Appreciation (Depreciation) on Derivatives

	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$3,756,534	$—
Equity Contracts	3,198,127	—
Foreign Exchange Contracts	381,448	(374,173)
Interest Rate Contracts	1,638,642	—
Total	$8,974,751	$(374,173)

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Volume Disclosures
The average monthly notional amount outstanding of futures, forwards and swaps during the period ended September 30, 2025 were as follows:

Long Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Futures	$2,726,223	$635,739,493
Forwards	$—	$95,905,196
Swaps	$4,530,000	$—

Short Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Futures	$(11,895,750)	$(365,211,390)
Forwards	$—	$(49,677,445)

Derivative Risks
The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.
Offsetting Assets and Liabilities
GuideMark Core Fixed Income Fund
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The table below, as of September 30, 2025, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

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Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Swaps
Morgan Stanley	$6,629	$ —	$6,629	$ —	$ —	$6,629
	$6,629	$—	$6,629	$—	$—	$6,629

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Futures*
Citigroup	$ 668	$ —	$668	$(668)	$ —	$—
	$668	$—	$ 668	$ (668)	$—	$—

*
Cumulative appreciation/depreciation on futures contracts is reported in the Schedule of Open Futures Contracts – variation margin and receivable/payable for unsettled open futures contracts presented above is presented in the Statements of Assets and Liabilities.

GuidePath Managed Futures Strategy Fund
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The table below, as of September 30, 2025, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statement of Assets and Liabilities, except in the case of futures contracts.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description/Counterparty
Forward
UBS AG	$21,056	$(21,056)	$—	$—	$—	$—
Futures*
Goldman Sachs	760,341	—	760,341	—	—	760,341
	$781,397	$(21,056)	$760,341	$ —	$ —	$760,341

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Notes to Financial Statements
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Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Forward
UBS AG	$333,975	$(21,056)	$312,919	$—	$(312,919)	$—
Futures*
Goldman Sachs	—	—	—	—	—	—
	$333,975	$—	$312,919	$ —	$(312,919)	$ —

*
Cumulative appreciation/ depreciation on futures contracts is reported in the Consolidated Schedule of Open Futures Contracts - variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statement of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
(N)
Securities Purchased or Sold on a Forward-Commitment Basis – The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(O)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value in accordance with Rule 2a-5 pursuant to procedures approved by the Board

(P)
Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

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September 30, 2025 (Unaudited)(Continued)
The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.
(Q)
Restricted and Illiquid Securities – No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(R)
Short Sales – Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(S)
Trustee Compensation – Effective April 1, 2025, for the services performed as Trustees of the consolidated Board of GPS Funds I and GPS Funds II, the Independent Trustees receive a retainer fee of $117,000 per year, $6,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $3,000 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.
(T)
Pending Litigation – The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(U)
Participatory Notes (“participation notes”) – Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of September 30, 2025.

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4. Investment Advisor
Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Cayman subsidiary of the GuidePath Managed Futures Strategy Fund also has an Investment Advisory Agreement with AssetMark, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Funds compensate the Advisor monthly for its management services at the following annual contractual rates, based on each Fund’s average daily net assets:

Core Fixed Income Fund	0.40%
Emerging Markets Fund	0.59%
Large Cap Core Fund	0.45%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Absolute Return Allocation Fund	0.35%
Conservative Allocation Fund	0.25%
Conservative Income Fund	0.35%
Flexible Income Allocation Fund	0.25%
Growth Allocation Fund	0.25%
Growth and Income Fund	0.45%
Income Fund	0.45%
Multi-Asset Income Allocation Fund	0.35%
Managed Futures Strategy Fund	1.05%
Tactical Allocation Fund	0.35%

Effective April 1, 2023, AssetMark implemented a voluntary fee waiver with respect to the Emerging Markets Fund, Large Cap Core Fund, Small/Mid Cap Core Fund and World ex-US Fund. The voluntary fee waiver may be discontinued by the Advisor at any time. Pursuant to the voluntary waiver, AssetMark is waiving a portion of its advisory fees as a percentage of the average daily net assets of the Fund at the rate specified below. AssetMark will not have any right to seek reimbursement or recoupment from the Funds of any fees waived pursuant to the voluntary waiver.

Emerging Markets Fund	0.060%
Large Cap Core Fund	0.020%
Small/Mid Cap Core Fund	0.035%
World ex-US Fund	0.041%

AssetMark also provides certain administrative services to the shares of the Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a monthly fee at an annual rate of 0.25% of the average daily net assets of the applicable class of shares of each Fund. Pursuant to an administrative services agreement, AssetMark provides services in connection with the operation and administration of the AssetMark Platform, including, among other things, back-office, administrative, custodial support and clerical services. Investors holding shares of the Funds outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services.
In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, through July 31, 2026, 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.
Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2026, its management fee and/or reimburse each Fund’s other expenses to the extent

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necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

Single Class
Core Fixed Income Fund	0.94%
Emerging Markets Fund	1.40%
Large Cap Core Fund	0.99%
Small/Mid Cap Core Fund	1.20%
World ex-US Fund	1.14%
Absolute Return Allocation Fund	0.69%
Conservative Allocation Fund	0.75%
Conservative Income Fund	0.64%
Flexible Income Allocation Fund	0.80%
Growth Allocation Fund	0.75%
Growth and Income Fund	0.79%
Income Fund	0.79%
Multi-Asset Income Allocation Fund	0.85%
Managed Futures Strategy Fund	1.65%
Tactical Allocation Fund	0.85%

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of September 30, 2025, Large Cap Core Fund, Small/Mid Cap Core Fund, Growth Allocation Fund, Income Fund, Managed Futures Strategy Fund, Multi-Asset Income Allocation Fund and Tactical Allocation Fund have recouped all potential recoverable waivers or reimbursed expenses.
The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2026	Year of Expiration 03/31/2027	Year of Expiration 03/31/2028	Year of Expiration 03/31/2029
Core Fixed Income Fund	$32,661	$84,536	$78,457	$40,867
Emerging Markets Fund	118,425	213,513	160,528	91,365
World ex-US Fund	—	103,629	60,652	8,829
Absolute Return Allocation Fund	—	—	75,699	88,459
Conservative Income Fund	15,019	24,854	50,414	26,214
Growth and Income Fund	—	3,334	46,185	2,188

Additionally, the following amounts are subject to potential recovery if each Fund begins operating below the previous expense limits, which were changed on August 1, 2024, also stated in the following table:

	Previous Expense Limit	Year of Expiration 03/31/2026	Year of Expiration 03/31/2027	Year of Expiration 03/31/2028*
Absolute Return Allocation Fund	0.55%	$417,164	$476,268	$148,542
Conservative Allocation Fund	0.45%	357,705	789,646	308,782
Flexible Income Allocation Fund	0.50%	108,944	374,053	96,576

*	Recoupment can only be utilized before August 1, 2027.

127

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.
5. Service, Custody, and Line of Credit Agreements
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.
The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the unencumbered securities in the Funds’ portfolios as collateral. The LoC was renewed July 25, 2025 and will mature, unless renewed, on July 24, 2026. Borrowing under the LoC is limited to the lesser of 30% of the gross market value of a Fund, 30% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 7.50% at September 30, 2025. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.
During the period April 1, 2025 to September 30, 2025, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Core Fixed Income Fund	$7,066	7.25%	$431,000
Emerging Markets Fund	254,951	7.50%	6,278,000
Large Cap Core Fund	66,989	7.50%	11,306,000
Small/Mid Cap Core Fund	76,393	7.50%	4,660,000
World ex-US Fund	1,532,546	7.29%	77,000,000
Absolute Return Allocation Fund	318,383	7.47%	50,750,000
Conservative Allocation Fund	99,333	7.50%	18,178,000
Conservative Income Fund	18,361	7.50%	845,000
Growth Allocation Fund	698,809	7.28%	36,998,000
Income Fund	145,907	7.50%	8,566,000
Multi-Asset Income Allocation Fund	15,383	7.50%	1,666,000

As of September 30, 2025, no Funds had outstanding borrowings.
6. Securities Lending
The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Funds with the Custodian or its affiliates

128

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.
During the period ended September 30, 2025, the Funds had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.
Secured Borrowings
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Core Fixed Income Fund	$535,400
Emerging Markets Fund	1,393,672
Large Cap Core Fund	13,034,590
Small/Mid Cap Core Fund	5,633,782
World ex-US Fund	4,039,689
Absolute Return Allocation Fund	21,505,833
Conservative Allocation Fund	124,752,643
Conservative Income Fund	1,128,454
Flexible Income Allocation Fund	34,592,522
Growth Allocation Fund	138,613,330
Growth and Income Fund	7,622,100
Income Fund	31,092,983
Multi-Asset Income Allocation Fund	19,771,000
Managed Futures Strategy Fund	—
Tactical Allocation Fund	36,570,175
Amounts related to agreements not included in offsetting disclosure in Note 3 (Offsetting Assets and Liabilities).	$440,286,173

7. Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the period ended September 30, 2025 are summarized below.

	Purchases	Sales
Core Fixed Income Fund*	$204,704,055	$196,609,352
Emerging Markets Fund	22,706,298	20,723,994
Large Cap Core Fund	316,250,172	451,617,407
Small/Mid Cap Core Fund	22,659,730	29,791,117
World ex-US Fund	221,174,296	224,181,361
Absolute Return Allocation Fund	41,117,578	134,911,905
Conservative Allocation Fund	96,872,362	113,964,479
Conservative Income Fund	44,375,040	41,309,523

129

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)

	Purchases	Sales
Flexible Income Allocation Fund	$641,093,970	$416,772,272
Growth Allocation Fund	70,916,616	174,790,950
Growth and Income Fund	63,881,305	57,881,338
Income Fund	162,005,987	168,187,368
Multi-Asset Income Allocation Fund	22,711,253	27,664,984
Managed Futures Strategy Fund	—	—
Tactical Allocation Fund	963,520,637	754,211,762

*	Included in these amounts were $170,799,105 of purchases and $166,589,604 of sales of U.S. Government Securities.
8. Macroeconomic Risks
Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, and economic sanctions may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
9. Regional Risk
To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will have increased exposure to the risks affecting that specific geographic region. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. In addition, adverse economic events in a certain region can impact securities of issuers in other countries whose economies appear to be unrelated. There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. The Chinese economy is heavily dependent on its large export sector and its economic growth may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services it produces. Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”). VIEs are common and are well known to Chinese officials and regulators, but historically the VIE structure has not been formally recognized under Chinese law. There is uncertainty as to whether Chinese courts or arbitration bodies would enforce the contractual rights of foreign investors in a VIE structure and whether Chinese officials and regulators will reverse their acceptance of the VIE structure generally, or with respect to certain industries.
10. Financials Sector
Financial services companies are subject to risks related to changes in governmental regulation, the availability and cost of capital, changes in interest rates and/or monetary policy and competitive pressures. In addition, financial services companies are often more highly leveraged than other companies, which carries additional inherent risk, particularly during times of market volatility or monetary tightening. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets, negatively affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the global financial markets and may cause certain financial services companies to incur substantial losses. The value of securities issued by companies in the financials sector may dramatically decline if financial services issuers experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Adverse economic or political developments could also adversely affect financial institutions engaged in mortgage related finance or other lending or investing activities directly or indirectly connected to the value of real estate.

130

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
11. Other Tax Information
Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.
These differences are primarily due to CFC income reversal, partnerships, distributions in excess, return of capital distributions, net operating loss, non-deductible excise tax paid, and utilization of earnings and profits on redemption of shares. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distributable Earnings (Loss)	Capital Stock
Large Cap Core Fund	$(3,660,827)	$3,660,827
Emerging Markets Fund	16,074	(16,074)
Small/Mid Cap Core Fund	(999,302)	999,302
World ex-US Fund	(1,174,781)	1,174,781
Core Fixed Income Fund	6	(6)
Growth Allocation Fund	(7,605,300)	7,605,300
Conservative Allocation Fund	8,576	(8,576)
Tactical Allocation Fund	(5,293,234)	5,293,234
Absolute Return Allocation Fund	116	(116)
Multi-Asset Income Allocation Fund	41	(41)
Flexible Income Allocation Fund	9,778	(9,778)
Managed Futures Strategy Fund	16,541,964	(16,541,964)
Conservative Income Fund	6	(6)
Income Fund	19,921	(19,921)
Growth and Income Fund	(91,997)	91,997

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$—	$—	$—
Emerging Markets Fund	1,461,956	294,493	468,087
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	—	—	—
Core Fixed Income Fund	7,229,343	9,543,943	—
Growth Allocation Fund	—	—	—
Conservative Allocation Fund	1,397,462	158,884	4,535,452
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	11,682,381	15,654,335	6,777
Multi-Asset Income Allocation Fund	147,488	4,375,412	1,102,082
Flexible Income Allocation Fund	47,729,806	11,589,608	—
Managed Futures Strategy Fund	34,268,032	33,787,763	—
Conservative Income Fund	488,646	12,921	48,263
Income Fund	6,485,882	1,889,642	1,432,907
Growth and Income Fund	—	—	1,449,251

131

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
Additionally, at March 31, 2025, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$ —
Emerging Markets Fund	398,386	—
Small/Mid Cap Core Fund	112,675	—
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Growth Allocation Fund	—	—
Conservative Allocation Fund	—
Tactical Allocation Fund	—	—
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	1,097,003	—
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.
The character of distributions for tax purposes paid during the fiscal years ended March 31, 2025 and March 31, 2024 are as follows:

	Year Ended March 31, 2025
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Core Fixed Income Fund	$6,553,125	$—	$—
Emerging Markets Fund	1,356,041	—	—
Large Cap Core Fund	2,859,176	28,668,498	—
Small/Mid Cap Core Fund	473,309	7,838,705	—
World ex-US Fund	3,178,682	—	—
Absolute Return Allocation Fund	9,957,282	—	—
Conservative Allocation Fund	16,649,348	—	—
Conservative Income Fund	938,383	—	—
Flexible Income Allocation Fund	14,734,776	—	—
Growth Allocation Fund	20,893,619	39,145,987	—
Growth and Income Fund	1,219,975	—	—
Income Fund	4,148,561	—	19,847
Multi-Asset Income Allocation Fund	4,479,990	—	—
Managed Futures Strategy Fund	39,597	—	—
Tactical Allocation Fund	26,015,477	13,990,520	—

132

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)

	Year Ended March 31, 2024
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Core Fixed Income Fund	$5,432,714	$—	$ —
Emerging Markets Fund	1,517,844	—	—
Large Cap Core Fund	4,859,950	274,361	—
Small/Mid Cap Core Fund	307,484	401,308	—
World ex-US Fund	2,469,488	1,249,060	—
Absolute Return Allocation Fund	9,346,198	—	—
Conservative Allocation Fund	13,791,295	—	—
Conservative Income Fund	801,360	—	—
Flexible Income Allocation Fund	13,686,362	—	—
Growth Allocation Fund	17,741,325	3,507,849	—
Growth and Income Fund	2,225,905	—	—
Income Fund	2,693,828	—	—
Multi-Asset Income Allocation Fund	3,496,696	—	—
Managed Futures Strategy Fund	554,416	—	—
Tactical Allocation Fund	6,818,603	—	—

At March 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Core Fixed Income Fund	Emerging Markets Fund	Large Cap Core Fund	Small/Mid Cap Core Fund	World ex-US Fund
Cost of Portfolio*	$ 197,932,119	$ 34,435,606	$ 404,882,680	$71,811,016	$ 79,740,305
Gross Unrealized Appreciation	$1,220,371	$ 15,289,877	$ 371,193,709	$ 35,742,126	$ 40,267,499
Gross Unrealized Depreciation	(13,217,388)	(3,672,672)	(23,442,093)	(9,116,279)	(4,337,817)
Net Unrealized Appreciation/(Depreciation)	(11,997,017)	11,617,205	347,751,616	26,625,847	35,929,682
Undistributed Ordinary Income	222,403	—	969,763	—	2,362,193
Undistributed Long-Term Cap Gains	—	—	14,651,643	666,057	2,275,613
Other Accumulated Gains/ (Losses)	(16,773,286)	(2,154,835)	—	(112,675)	—
Total Distributable Earnings/ (Loss)	$(28,547,900)	$9,462,370	$ 363,373,022	$ 27,179,229	$ 40,567,488

133

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)

	Absolute Return Allocation Fund	Conservative Allocation Fund	Conservative Income Fund	Flexible Income Allocation Fund	Growth Allocation Fund
Cost of Portfolio*	$ 244,191,602	$ 616,132,513	$ 15,975,775	$ 338,017,003	$ 1,129,438,002
Gross Unrealized Appreciation	$5,117,353	$82,941,201	$35,342	$8,537,656	$436,852,904
Gross Unrealized Depreciation	(5,787,187)	(24,162,170)	(18,279)	(2,028,021)	(27,246,276)
Net Unrealized Appreciation/(Depreciation)	(669,834)	58,779,031	17,063	6,509,635	409,606,628
Undistributed Ordinary Income	1,359,916	6,788,097	14,814	170,631	1,647,543
Undistributed Long-Term Cap Gains	—	—	—	—	28,573,424
Other Accumulated Gains/ (Losses)	(27,339,277)	(1,558,907)	(501,567)	(59,319,414)	(2,561)
Total Distributable Earnings/ (Loss)	$(26,649,195)	$64,008,221	$(469,690)	$(52,639,148)	$439,825,034

	Growth and Income Fund	Income Fund	Multi-Asset Income Allocation Fund	Managed Futures Strategy Fund	Tactical Allocation Fund
Cost of Portfolio*	$ 98,594,218	$ 110,536,104	$ 130,133,390	$ 221,226,765	$ 570,569,178
Gross Unrealized Appreciation	$9,776,416	$2,423,646	$15,474,858	$478,459	$111,917,374
Gross Unrealized Depreciation	(2,171,172)	(1,282,203)	(4,410,627)	(2,479,230)	(21,176,204)
Net Unrealized Appreciation/(Depreciation)	7,605,244	1,141,443	11,064,231	(2,000,771)	90,741,170
Undistributed Ordinary Income	1,531,840	—	154,246	—	—
Undistributed Long-Term Cap Gains	12,134,479	—	—	—	7,463,098
Other Accumulated Gains/ (Losses)	—	(8,375,524)	(4,522,900)	(68,994,577)	(2,561)
Total Distributable Earnings/ (Loss)	$ 21,271,563	$(7,234,081)	$6,695,577	$(70,995,348)	$98,201,707

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.
*	Portfolio includes investments and derivative contracts

134

GuideMark Funds & GuidePath Funds
Additional Information
September 30, 2025 (Unaudited)
1. Shareholder Notification of Federal Tax Status (Unaudited)
The Funds designated the following percentages of dividends during the year ended March 31, 2025 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends Received Deduction % for Corporate Shareholders	% of Dividends as Qualified Income
Core Fixed Income Fund	0.00%	0.00%
Emerging Markets Fund	0.00%	65.92%
Large Cap Core Fund	100.00%	100.00%
Small/Mid Cap Core Fund	100.00%	100.00%
World ex-US Fund	0.00%	94.79%
Absolute Return Allocation Fund	0.12%	0.02%
Conservative Allocation Fund	25.72%	10.76%
Conservative Income Fund	0.00%	0.00%
Flexible Income Allocation Fund	1.39%	1.36%
Growth Allocation Fund	78.35%	35.24%
Growth and Income Fund	0.00%	0.00%
Income Fund	0.00%	0.00%
Managed Futures Strategy Fund	0.00%	0.00%
Multi-Asset Income Allocation Fund	43.46%	22.91%
Tactical Allocation Fund	40.78%	38.82%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

% of Dividends as Short-term Capital Gain
Core Fixed Income Fund	0.00%
Emerging Markets Fund	0.00%
Large Cap Core Fund	0.00%
Small/Mid Cap Core Fund	27.51%
World ex-US Fund	0.00%
Absolute Return Allocation Fund	0.00%
Conservative Allocation Fund	0.00%
Conservative Income Fund	0.00%
Flexible Income Allocation Fund	0.00%
Growth Allocation Fund	36.05%
Growth and Income Fund	0.00%
Income Fund	0.00%
Managed Futures Strategy Fund	0.00%
Multi-Asset Income Allocation Fund	0.00%
Tactical Allocation Fund	65.69%

135

GuideMark Funds & GuidePath Funds
Additional Information
September 30, 2025 (Unaudited)(Continued)
2. Foreign Tax Credit Pass Through (Unaudited)
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets	$196,609	$0.0502	95.13%
World ex-US Fund	305,443	0.0295	97.82%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.
Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.
3. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.
4. Availability of Quarterly Portfolio Holdings Schedules
The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.

136

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed March 4, 2016. Not applicable for semi-annual report.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer

Date	11/24/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	11/24/25

By (Signature and Title)*	/s/ Patrick R. Young
Patrick R. Young, Vice President/Treasurer

Date	11/24/25

* Print the name and title of each signing officer under his or her signature.